Schedule of Investments (unaudited)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$600	$598,470
American Express Credit Account Master Trust
5.15%, 09/15/30	1,000	1,028,402
4.65%, 07/15/29	1,110	1,119,002
4.51%, 04/15/32	300	302,409
4.28%, 04/15/30	700	701,605
4.30%, 07/15/30	1,000	1,002,619
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,467,548
BMW Vehicle Owner Trust, 4.66%, 12/27/32	270	272,267
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	500	502,036
Carmax Auto Owner Trust, 4.47%, 01/15/31	400	401,033
CarMax Auto Owner Trust, 4.48%, 03/15/30	800	802,805
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,022,937
Citibank Credit Card Issuance Trust, 4.49%, 06/21/32	500	501,771
Drive Auto Receivables Trust, 4.94%, 05/17/32	80	79,388
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,015,441
5.74%, 05/15/29	2,000	2,017,135
Ford Credit Auto Owner Trust
5.09%, 12/15/28	2,100	2,116,613
4.88%, 09/15/30	500	504,050
Ford Credit Floorplan Master Owner Trust A, 4.63%, 04/15/30	500	503,411
GM Financial Consumer Automobile Receivables Trust, 4.47%, 02/16/28	1,308	1,308,942
Honda Auto Receivables Owner Trust, 4.57%, 03/21/29	1,200	1,203,049
Hyundai Auto Receivables Trust, 4.41%, 05/15/29	1,535	1,537,893
John Deere Owner Trust
4.96%, 11/15/28	320	322,087
4.06%, 06/15/29	1,430	1,424,440
Mercedes-Benz Auto Lease Trust, 4.69%, 02/18/31	500	504,786
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	1,000	1,008,293
PSNH Funding LLC 3, 3.81%, 02/01/35	500	483,535
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	430	432,129
4.87%, 05/15/31	500	502,791
5.32%, 12/15/31	250	251,670
4.67%, 08/15/29	500	501,426
Synchrony Card Funding LLC, 4.49%, 05/15/31	500	502,279
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	1,000	1,000,983
4.34%, 11/15/29	100	100,266
4.11%, 03/15/30	650	648,415
4.19%, 01/15/31	750	748,048
Verizon Master Trust
5.16%, 06/20/29	4,000	4,025,926
4.17%, 08/20/30	1,000	997,635
Volkswagen Auto Lease Trust, 4.50%, 06/20/28	500	500,960
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	1,009,824
World Omni Auto Receivables Trust, 5.09%, 12/17/29	600	605,808
Total Asset-Backed Securities — 0.8% (Cost: $35,449,169)		35,580,127
Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.9%
Bank5, 5.88%, 08/15/57	$500	$519,761
BANK5, 5.61%, 08/15/57	1,500	1,545,434
BBCMS Mortgage Trust
4.05%, 12/15/51	500	491,620
5.63%, 09/15/57	300	305,066
5.89%, 09/15/57	1,000	1,028,090
6.64%, 03/15/57(a)	250	255,832
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	791,521
BBCMS Trust, 2.27%, 07/15/54	500	465,655
Benchmark Mortgage Trust
5.36%, 05/15/55	300	303,459
5.60%, 08/15/57	500	515,189
5.93%, 03/15/57	1,000	1,037,196
6.06%, 01/10/57(a)	500	507,203
6.06%, 08/15/57(a)	500	516,355
6.79%, 03/15/57	500	520,538
6.95%, 07/15/57(a)	140	147,633
Series 2018-B21, Class A2, 1.74%, 12/17/53	397	387,116
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,137,483
BMARK, 7.46%, 11/15/56(a)	250	264,911
BMO Mortgage Trust
5.32%, 09/15/57	200	203,585
5.58%, 05/15/58	450	464,108
5.63%, 12/15/57(a)	700	720,296
5.74%, 12/15/57(a)	500	494,105
5.75%, 09/15/57(a)	500	507,004
5.86%, 02/15/57	650	674,172
5.88%, 09/15/57(a)	200	199,431
5.89%, 11/15/57(a)	400	410,500
6.20%, 11/15/57(a)	900	924,383
Cantor Commercial Real Estate Lending, 2.87%, 11/15/52	500	463,926
CD Mortgage Trust
3.91%, 11/13/50(a)	200	187,239
Series 2016-CD2, Class A3, 3.25%, 11/10/49	946	928,300
Citigroup Commercial Mortgage Trust
3.92%, 12/15/72(a)	200	179,800
Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	976,289
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	935,197
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49	5,440	5,339,233
Series 2015-CR27, Class A4, 3.61%, 10/10/48	950	947,857
CSAIL Commercial Mortgage Trust
3.91%, 12/15/52(a)	100	90,077
4.05%, 03/15/52	520	508,283
4.45%, 04/15/51(a)	400	388,212
Series 2019-C18, Class A4, 2.97%, 12/15/52	710	662,653
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	956,744
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	2,000	1,911,059
3.78%, 01/25/32	4,895	4,783,903
4.46%, 08/25/31	2,000	2,001,062
4.57%, 12/25/28	1,000	1,007,104
4.74%, 08/25/28(a)	10,000	10,113,189
5.20%, 02/25/31	3,110	3,225,270
5.36%, 01/25/29(a)	2,720	2,803,623
5.40%, 01/25/29	1,726	1,779,750

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association-ACES, 1.32%, 05/25/30	$489	$433,238
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,480	1,460,180
Morgan Stanley Bank of America Merrill Lynch Trust
5.64%, 03/15/58	200	207,110
Series 2016-C31, Class A5, 3.10%, 11/15/49	3,075	3,001,169
Morgan Stanley Capital I Trust
2.45%, 02/15/53	500	457,575
3.65%, 11/15/52(a)	125	113,864
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	902,482
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	50	49,507
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	2,632	2,624,860
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	486,115
4.67%, 09/15/61(a)	1,000	983,059
5.93%, 07/15/57	2,000	2,079,894
6.23%, 01/15/58(a)	500	504,962
6.39%, 01/15/58(a)	500	524,067
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	980,941
Series 2016-NXS5, Class A6, 3.64%, 01/15/59	5,000	4,964,646
Series 2017-C39, Class A5, 3.42%, 09/15/50	5,000	4,837,315
		86,137,400
Total Collateralized Mortgage Obligations — 1.9% (Cost: $87,030,751)		86,137,400
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	170	128,196
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	440	439,397
7.50%, 06/01/29(b)	310	282,507
7.75%, 04/15/28(b)(c)	305	288,421
7.88%, 04/01/30(b)	250	257,269
9.00%, 09/15/28(b)(c)	245	256,785
CMG Media Corp., 8.88%, 06/18/29(b)	175	170,379
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	100	100,049
4.75%, 03/30/30	215	215,126
Lamar Media Corp.
3.75%, 02/15/28	200	193,140
4.00%, 02/15/30	175	166,017
4.88%, 01/15/29	125	122,777
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	775	750,178
Omnicom Group Inc., 2.45%, 04/30/30	180	163,005
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	175	166,749
4.63%, 03/15/30(b)(c)	135	128,120
5.00%, 08/15/27(b)	205	203,009
Stagwell Global LLC, 5.63%, 08/15/29(b)	325	312,499
		4,343,623
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	175	179,610
Airbus SE, 3.15%, 04/10/27(b)	260	255,460
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	105,713
Security	Par (000)	Value
Aerospace & Defense (continued)
BAE Systems PLC
3.40%, 04/15/30(b)	$400	$381,302
5.00%, 03/26/27(b)	205	206,840
5.13%, 03/26/29(b)	380	388,890
Boeing Co. (The)
2.70%, 02/01/27	370	359,331
2.80%, 03/01/27	150	145,615
2.95%, 02/01/30	205	190,332
3.20%, 03/01/29	320	304,687
3.25%, 02/01/28	375	363,088
3.25%, 03/01/28	65	62,839
3.45%, 11/01/28	25	24,076
5.04%, 05/01/27	655	658,798
5.15%, 05/01/30	1,250	1,269,756
6.26%, 05/01/27	345	353,843
6.30%, 05/01/29	465	490,670
Bombardier Inc.
6.00%, 02/15/28(b)	250	251,067
7.13%, 06/15/26(b)	50	50,151
7.50%, 02/01/29(b)	225	233,671
7.88%, 04/15/27(b)	57	57,184
Embraer Netherlands Finance BV, 7.00%, 07/28/30(d)	200	213,935
General Dynamics Corp.
2.13%, 08/15/26	60	58,709
3.50%, 04/01/27	375	371,140
3.63%, 04/01/30	300	291,306
3.75%, 05/15/28	280	277,314
General Electric Co., 4.30%, 07/29/30	125	124,465
HEICO Corp., 5.25%, 08/01/28	130	132,534
Hexcel Corp., 4.20%, 02/15/27	178	176,142
Howmet Aerospace Inc.
3.00%, 01/15/29	185	176,534
5.90%, 02/01/27	250	255,036
6.75%, 01/15/28	155	162,832
Incora Top Holdco LLC, 6.00%, 01/31/33(e)	139	133,760
L3Harris Technologies Inc.
2.90%, 12/15/29	115	107,516
3.85%, 12/15/26	135	133,887
4.40%, 06/15/28	715	714,850
5.05%, 06/01/29	150	152,780
5.40%, 01/15/27	450	455,526
Lockheed Martin Corp.
4.15%, 08/15/28	150	149,636
4.40%, 08/15/30	195	194,384
4.45%, 05/15/28	180	181,032
4.50%, 02/15/29	220	221,475
5.10%, 11/15/27	335	341,484
Moog Inc., 4.25%, 12/15/27(b)	185	180,899
Northrop Grumman Corp.
3.20%, 02/01/27	90	88,440
3.25%, 01/15/28	695	677,495
4.40%, 05/01/30	5	4,992
4.60%, 02/01/29	175	176,497
4.65%, 07/15/30	225	226,524
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	337,535
RTX Corp.
2.25%, 07/01/30	25	22,508
2.65%, 11/01/26	260	254,426
3.13%, 05/04/27	360	352,244
3.50%, 03/15/27	376	370,791

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.13%, 11/16/28	$885	$878,838
5.75%, 11/08/26	415	421,162
5.75%, 01/15/29	230	239,983
7.20%, 08/15/27	30	31,672
7.50%, 09/15/29	125	138,565
Spirit AeroSystems Inc.
4.60%, 06/15/28	225	221,377
9.38%, 11/30/29(b)	150	158,650
ST Engineering RHQ Ltd., 4.25%, 05/08/30(d)	200	200,304
TransDigm Inc.
4.63%, 01/15/29	375	366,579
4.88%, 05/01/29	225	220,725
6.38%, 03/01/29(b)	750	767,728
6.75%, 08/15/28(b)	630	642,897
		18,340,031
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26	30	29,377
3.40%, 05/06/30	240	227,014
4.80%, 02/14/29	595	599,334
4.88%, 02/04/28	155	156,412
6.20%, 11/01/28	165	173,199
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	200	195,487
Archer-Daniels-Midland Co.
2.50%, 08/11/26	352	345,383
3.25%, 03/27/30	305	289,835
BAT Capital Corp.
2.26%, 03/25/28	635	599,723
3.22%, 09/06/26	317	312,654
3.46%, 09/06/29	40	38,386
3.56%, 08/15/27	611	599,678
4.70%, 04/02/27	337	337,734
4.91%, 04/02/30	300	302,903
BAT International Finance PLC
4.45%, 03/16/28	275	274,102
5.93%, 02/02/29	340	355,161
Bunge Ltd Finance Corp., 4.55%, 08/04/30	100	99,789
Bunge Ltd. Finance Corp.
2.00%, 04/21/26(b)	270	264,838
3.25%, 08/15/26	145	143,147
3.75%, 09/25/27	120	118,513
4.10%, 01/07/28	230	228,114
4.20%, 09/17/29	220	216,904
4.90%, 04/21/27(b)	210	211,260
Cargill Inc.
2.13%, 04/23/30(b)	200	180,689
3.25%, 05/23/29(b)	10	9,622
3.63%, 04/22/27(b)	240	237,331
4.63%, 02/11/28(b)(c)	100	100,840
Darling Ingredients Inc.
5.25%, 04/15/27(b)	160	159,748
6.00%, 06/15/30(b)	300	301,858
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	300	296,868
3.88%, 07/26/29(b)	275	266,153
4.50%, 06/30/28(b)	200	199,633
5.50%, 02/01/30(b)	350	359,861
6.13%, 07/27/27(b)	310	318,660
Security	Par (000)	Value
Agriculture (continued)
Japan Tobacco Inc.
4.85%, 05/15/28(b)	$250	$252,446
5.25%, 06/15/30(b)	250	256,248
Philip Morris International Inc.
2.10%, 05/01/30	200	179,221
3.13%, 08/17/27	125	122,023
3.13%, 03/02/28	160	155,314
3.38%, 08/15/29	315	302,404
4.13%, 04/28/28	185	183,764
4.38%, 11/01/27	180	180,150
4.38%, 04/30/30	155	153,897
4.63%, 11/01/29	165	165,870
4.75%, 02/12/27	270	271,578
4.88%, 02/15/28	459	464,607
4.88%, 02/13/29	330	334,296
5.13%, 11/17/27	563	571,652
5.13%, 02/15/30	600	614,274
5.25%, 09/07/28	115	117,867
5.63%, 11/17/29	445	464,273
		13,340,094
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(b)	356	352,428
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	66	64,377
Series 2020-1, Class C, 10.50%, 07/15/26(b)	90	94,134
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	210	209,756
Allegiant Travel Co., 7.25%, 08/15/27(b)(c)	185	185,113
American Airlines Inc.
7.25%, 02/15/28(b)(c)	230	234,620
8.50%, 05/15/29(b)	300	313,505
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	900	899,654
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	120	117,428
Series 2015-1, Class A, 3.38%, 11/01/28	182	177,173
Series 2015-2, Class AA, 3.60%, 03/22/29	92	89,325
Series 2016-1, Class AA, 3.58%, 07/15/29	86	83,166
Series 2016-2, Class AA, 3.20%, 12/15/29	152	145,093
Series 2016-3, Class AA, 3.00%, 04/15/30	40	37,414
Series 2017-1, Class AA, 3.65%, 02/15/29	105	100,432
Series 2017-2, Class AA, 3.35%, 04/15/31	127	120,749
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	250	248,143
Avianca Midco 2 PLC
9.00%, 12/01/28(b)	400	381,098
9.63%, 02/14/30(b)	200	186,053
Delta Air Lines Inc.
3.75%, 10/28/29	160	153,298
4.38%, 04/19/28	155	153,902
4.95%, 07/10/28	135	135,670
5.25%, 07/10/30	105	106,052
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	1,060	1,061,174
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	168	159,196
Gol Finance Inc., 14.38%, 06/06/30(d)	600	583,937
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(d)	200	196,755
Latam Airlines Group SA, 7.88%, 04/15/30(d)	400	412,469
OneSky Flight LLC, 8.88%, 12/15/29(b)	165	173,892
Southwest Airlines Co.
2.63%, 02/10/30	150	136,430

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
3.45%, 11/16/27	$15	$14,569
5.13%, 06/15/27	565	568,765
United Airlines Inc., 4.63%, 04/15/29(b)	600	585,599
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	172	169,947
Series 2016-1, Class AA, 3.10%, 01/07/30	14	13,783
Series 2016-2, Class AA, 2.88%, 04/07/30	190	179,349
Series 2020-1, 5.88%, 04/15/29	365	371,694
Series A, 3.10%, 04/07/30	53	49,418
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(b)(c)	285	269,244
7.88%, 05/01/27(b)	165	165,565
9.50%, 06/01/28(b)(c)	160	164,392
		9,864,761
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29(b)	100	95,180
Kontoor Brands Inc., 4.13%, 11/15/29(b)	115	106,973
NIKE Inc.
2.38%, 11/01/26	275	268,761
2.75%, 03/27/27	390	380,683
2.85%, 03/27/30	440	413,155
PVH Corp., 5.50%, 06/13/30	75	75,564
Ralph Lauren Corp., 2.95%, 06/15/30	200	186,453
Tapestry Inc.
4.13%, 07/15/27	32	31,749
5.10%, 03/11/30	245	248,143
Under Armour Inc., 7.25%, 07/15/30(b)	25	25,601
VF Corp.
2.80%, 04/23/27	130	124,126
2.95%, 04/23/30	235	199,051
William Carter Co. (The), 5.63%, 03/15/27(b)(c)	160	158,832
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	175	157,674
		2,471,945
Auto Manufacturers — 1.3%
Allison Transmission Inc.
4.75%, 10/01/27(b)	120	118,847
5.88%, 06/01/29(b)	150	150,604
American Honda Finance Corp.
1.30%, 09/09/26	415	400,571
2.00%, 03/24/28	250	234,692
2.25%, 01/12/29	200	185,590
2.35%, 01/08/27	265	257,213
3.50%, 02/15/28	180	176,084
4.40%, 10/05/26	150	149,824
4.40%, 09/05/29	250	248,924
4.45%, 10/22/27	205	205,057
4.55%, 07/09/27	100	100,198
4.55%, 03/03/28	125	125,212
4.60%, 04/17/30	200	199,785
4.70%, 01/12/28	120	120,694
4.80%, 03/05/30	125	125,846
4.90%, 03/12/27	150	150,972
4.90%, 07/09/27	200	201,656
4.90%, 03/13/29	220	222,854
5.13%, 07/07/28	380	387,058
5.65%, 11/15/28	160	165,536
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	310	295,527
BMW Finance NV, 2.85%, 08/14/29(b)	230	215,494
Security	Par (000)	Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC
1.25%, 08/12/26(b)	$295	$285,323
3.30%, 04/06/27(b)	187	183,546
3.45%, 04/01/27(b)	232	228,282
3.63%, 04/18/29(b)	255	247,124
3.75%, 04/12/28(b)	80	78,717
3.95%, 08/14/28(b)	195	192,271
4.15%, 04/09/30(b)	300	294,364
4.60%, 08/13/27(b)	215	215,610
4.65%, 08/13/26(b)	75	75,086
4.65%, 03/19/27(b)	125	125,360
4.65%, 08/13/29(b)	120	120,290
4.75%, 03/21/28(b)	100	100,818
4.90%, 04/02/27(b)	200	201,402
4.90%, 04/02/29(b)	210	212,451
5.05%, 08/11/28(b)	415	421,560
5.05%, 03/21/30(b)	200	203,784
Cummins Inc.
4.25%, 05/09/28	75	75,100
4.90%, 02/20/29	105	107,023
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	455	439,792
2.38%, 12/14/28(b)	225	209,351
3.65%, 04/07/27(b)	250	246,284
5.00%, 01/15/27(b)	160	161,073
5.13%, 09/25/27(b)	165	166,751
5.13%, 01/19/28(b)	265	268,297
5.25%, 01/13/30(b)	280	286,087
5.40%, 09/20/28(b)	215	220,010
Ford Motor Co.
4.35%, 12/08/26	545	541,261
6.63%, 10/01/28	140	146,718
9.63%, 04/22/30	130	150,605
Ford Motor Credit Co. LLC
2.70%, 08/10/26	475	463,348
2.90%, 02/16/28	275	258,063
2.90%, 02/10/29	250	227,413
3.82%, 11/02/27	275	265,665
4.13%, 08/17/27	425	414,223
4.27%, 01/09/27	295	290,628
4.54%, 08/01/26	245	243,168
4.95%, 05/28/27	510	505,808
5.11%, 05/03/29	400	391,169
5.13%, 11/05/26	200	199,518
5.30%, 09/06/29	200	196,439
5.80%, 03/05/27	450	452,829
5.80%, 03/08/29	455	455,820
5.85%, 05/17/27	225	226,522
5.88%, 11/07/29	400	401,144
5.92%, 03/20/28	250	251,919
6.80%, 05/12/28	440	453,860
6.80%, 11/07/28	435	450,112
7.20%, 06/10/30	200	210,212
7.35%, 11/04/27	485	502,384
7.35%, 03/06/30	365	386,002
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(d)	200	201,639
General Motors Co.
4.20%, 10/01/27	105	104,041
5.00%, 10/01/28	95	95,789
5.35%, 04/15/28	40	40,657
5.40%, 10/15/29	390	398,931

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.63%, 04/15/30	$155	$158,862
6.80%, 10/01/27	490	509,545
General Motors Financial Co. Inc.
2.35%, 02/26/27	415	400,978
2.40%, 04/10/28	385	363,435
2.40%, 10/15/28	325	303,335
2.70%, 08/20/27	181	174,183
3.60%, 06/21/30	400	375,827
4.00%, 10/06/26	331	328,320
4.30%, 04/06/29	325	319,124
4.35%, 01/17/27	160	159,249
4.90%, 10/06/29	330	329,465
5.00%, 04/09/27	514	516,643
5.00%, 07/15/27	150	150,816
5.05%, 04/04/28	285	287,907
5.35%, 07/15/27	200	202,547
5.35%, 01/07/30	380	385,399
5.40%, 05/08/27	210	212,780
5.45%, 07/15/30	150	152,552
5.55%, 07/15/29	355	362,595
5.65%, 01/17/29	236	241,393
5.80%, 06/23/28	470	483,263
5.80%, 01/07/29	485	499,895
5.85%, 04/06/30	295	304,998
6.00%, 01/09/28	470	483,918
Honda Motor Co. Ltd.
2.53%, 03/10/27	512	496,870
4.44%, 07/08/28	300	299,635
4.69%, 07/08/30	300	300,184
Hyundai Capital America
1.65%, 09/17/26(b)	405	391,597
1.80%, 01/10/28(b)	280	261,616
2.00%, 06/15/28(b)	235	217,949
2.10%, 09/15/28(b)	280	258,724
2.38%, 10/15/27(b)	340	323,457
2.75%, 09/27/26(d)	200	195,536
3.50%, 11/02/26(b)	300	295,512
4.30%, 09/24/27(b)	180	178,528
4.55%, 09/26/29(b)	250	247,609
4.85%, 03/25/27(b)	150	150,416
4.88%, 06/23/27(b)	85	85,346
4.88%, 11/01/27(b)	190	190,428
4.90%, 06/23/28(b)	150	150,785
5.00%, 01/07/28(b)	250	251,654
5.10%, 06/24/30(b)	155	156,551
5.15%, 03/27/30(b)	150	151,640
5.25%, 01/08/27(b)	130	131,030
5.28%, 06/24/27(b)	200	201,870
5.30%, 03/19/27(b)	200	201,722
5.30%, 01/08/29(b)	160	162,515
5.30%, 06/24/29(b)	210	213,597
5.30%, 01/08/30(b)	200	203,769
5.35%, 03/19/29(b)	125	127,193
5.60%, 03/30/28(b)	292	299,109
5.68%, 06/26/28(b)	625	640,378
5.70%, 06/26/30(b)(c)	155	160,134
5.80%, 04/01/30(b)	150	155,575
5.95%, 09/21/26(b)	260	263,537
6.10%, 09/21/28(b)	350	363,464
6.38%, 04/08/30(b)	200	212,159
6.50%, 01/16/29(b)	250	263,322
Security	Par (000)	Value
Auto Manufacturers (continued)
Hyundai Capital Services Inc.
3.63%, 08/29/27(d)	$200	$195,635
5.13%, 02/05/27(d)	200	201,105
5.13%, 02/05/29(d)	200	202,360
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	152,432
5.50%, 07/15/29(b)	125	124,511
5.88%, 01/15/28(b)	175	175,608
Kia Corp.
1.75%, 10/16/26(d)	200	193,132
2.75%, 02/14/27(d)	200	194,355
Mercedes-Benz Finance North America LLC
2.63%, 03/10/30(b)	150	137,526
3.10%, 08/15/29(b)	215	203,280
3.75%, 02/22/28(b)	350	344,652
4.30%, 02/22/29(b)	150	148,753
4.65%, 04/01/27(b)	150	150,406
4.75%, 08/01/27(b)	185	185,932
4.75%, 03/31/28(b)	150	151,161
4.80%, 11/13/26(b)	150	150,676
4.80%, 01/11/27(b)	150	150,655
4.80%, 03/30/28(b)	360	363,238
4.80%, 08/01/29(b)	250	252,109
4.85%, 01/11/29(b)	150	151,352
4.90%, 11/15/27(b)	175	176,423
5.10%, 08/03/28(b)	475	483,282
5.10%, 11/15/29(b)	150	152,591
5.20%, 08/03/26(b)	290	291,745
5.25%, 11/29/27(b)	225	228,821
New Flyer Holdings Inc., 9.25%, 07/01/30(b)	119	126,618
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	237	227,352
2.45%, 09/15/28(b)	115	103,930
2.75%, 03/09/28(b)	200	185,236
5.30%, 09/13/27(b)	125	124,054
5.55%, 09/13/29(b)	115	112,144
6.95%, 09/15/26(b)	85	86,234
7.05%, 09/15/28(b)	215	221,343
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	770	750,071
7.50%, 07/17/30(b)	200	206,464
PACCAR Financial Corp.
2.00%, 02/04/27	180	174,070
4.00%, 09/26/29	85	84,207
4.25%, 06/23/27	125	125,204
4.45%, 08/06/27	150	150,822
4.55%, 03/03/28	185	186,865
4.55%, 05/08/30	100	100,789
4.60%, 01/10/28	235	237,295
4.60%, 01/31/29	180	181,861
4.95%, 08/10/28	40	40,864
5.00%, 05/13/27	155	157,101
5.05%, 08/10/26	45	45,341
5.20%, 11/09/26	100	101,209
Series R, 4.50%, 11/25/26	110	110,398
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	155,462
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	325	309,974
5.63%, 01/12/28(b)	200	202,230
5.75%, 03/18/30(b)	220	220,547

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Corp.
2.76%, 07/02/29	$155	$146,405
4.19%, 06/30/27	150	149,741
4.45%, 06/30/30	75	74,968
5.12%, 07/13/28	205	209,913
Toyota Motor Credit Corp.
1.15%, 08/13/27	65	61,110
1.90%, 01/13/27	370	357,618
1.90%, 04/06/28	202	190,080
2.15%, 02/13/30	225	203,903
3.05%, 03/22/27	570	558,699
3.05%, 01/11/28	240	233,092
3.20%, 01/11/27	145	142,765
3.38%, 04/01/30	300	286,527
3.65%, 01/08/29	205	200,586
4.35%, 10/08/27	385	385,458
4.45%, 06/29/29	260	260,718
4.50%, 05/14/27	250	251,012
4.55%, 08/07/26	95	95,188
4.55%, 09/20/27	405	407,116
4.55%, 08/09/29	325	326,982
4.55%, 05/17/30	200	200,731
4.60%, 01/08/27	125	125,545
4.63%, 01/12/28	395	398,227
4.65%, 01/05/29	240	242,229
4.80%, 05/15/30	235	238,189
4.95%, 01/09/30	200	203,918
5.00%, 08/14/26	177	178,066
5.05%, 05/16/29	280	286,884
5.25%, 09/11/28	170	174,863
5.40%, 11/20/26	200	202,695
5.45%, 11/10/27	305	312,954
Series B, 5.00%, 03/19/27	175	176,895
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	65	60,520
3.20%, 09/26/26(b)	100	98,177
4.35%, 06/08/27(b)	510	506,280
4.60%, 06/08/29(b)	185	182,777
4.75%, 11/13/28(b)	415	412,905
4.85%, 08/15/27(b)	200	200,117
4.90%, 08/14/26(b)	200	200,009
4.95%, 03/25/27(b)	200	200,376
4.95%, 08/15/29(b)	200	200,412
5.05%, 03/27/28(b)	200	200,986
5.25%, 03/22/29(b)	330	333,599
5.30%, 03/22/27(b)	205	206,507
5.35%, 03/27/30(b)	190	192,821
5.65%, 09/12/28(b)	200	204,678
5.70%, 09/12/26(b)	220	221,962
6.00%, 11/16/26(b)	200	202,800
6.20%, 11/16/28(b)	200	207,404
Wabash National Corp., 4.50%, 10/15/28(b)	130	116,384
		55,761,537
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	175	179,144
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	165	149,771
6.50%, 04/01/27	155	155,192
6.88%, 07/01/28(c)	115	114,545
Aptiv PLC, 4.35%, 03/15/29	150	148,279
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	$200	$198,870
6.88%, 12/15/54, (5-year CMT + 3.385%)(a)	50	50,313
BorgWarner Inc.
2.65%, 07/01/27	445	430,097
4.95%, 08/15/29	75	75,775
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(b)	240	245,485
6.75%, 02/15/30(b)	225	231,606
8.50%, 05/15/27(b)	590	593,223
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(b)(c)(f)	132	113,465
Dana Inc.
5.38%, 11/15/27	159	158,900
5.63%, 06/15/28	125	125,025
Denso Corp., 4.42%, 09/11/29(b)	190	188,671
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(b)(c)	195	155,154
Forvia SE, 8.00%, 06/15/30(b)	200	208,638
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	235	233,945
5.00%, 07/15/29	250	242,528
6.63%, 07/15/30	145	147,506
7.00%, 03/15/28	56	57,852
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% Cash)(b)(f)	140	140,059
Lear Corp.
3.80%, 09/15/27	35	34,448
4.25%, 05/15/29	145	142,371
LG Energy Solution Ltd.
5.25%, 04/02/28(d)	200	202,003
5.38%, 07/02/27(d)	200	201,925
5.38%, 07/02/29(d)	200	203,198
5.38%, 04/02/30(d)	200	202,761
5.63%, 09/25/26(d)	200	201,846
5.75%, 09/25/28(d)	200	205,046
Magna International Inc.
2.45%, 06/15/30(c)	200	181,434
5.05%, 03/14/29	110	111,782
Phinia Inc., 6.75%, 04/15/29(b)	175	180,120
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(b)(c)	190	130,661
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(d)	200	202,339
Tenneco Inc., 8.00%, 11/17/28(b)	585	580,741
Titan International Inc., 7.00%, 04/30/28	125	124,661
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	194,382
ZF North America Capital Inc.
6.75%, 04/23/30(b)	250	237,752
6.88%, 04/14/28(b)	180	179,206
7.13%, 04/14/30(b)	180	174,353
		8,035,072
Banks — 9.0%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	200	186,583
4.20%, 07/07/28(b)	200	199,170
4.99%, 12/03/28, (1-year CMT + 0.780%)(a)(b)	210	211,842
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(b)	375	381,779
ABQ Finance Ltd., 4.95%, 03/25/30(d)	200	201,908
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	196,470
4.50%, 09/14/27(d)	200	199,931

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.34%, 06/10/30(a)(d)	$200	$201,068
5.36%, 03/10/35, (5-year CMT + 1.677%)(a)(d)	200	200,264
5.40%, 02/26/30, (1-day SOFR + 1.050%)(a)(d)	200	201,713
5.50%, 01/12/29(d)	200	206,402
8.00%, (5-year CMT + 3.524%)(a)(d)(g)	200	211,508
Access Bank PLC, 6.13%, 09/21/26(d)	200	198,936
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(d)(g)	200	207,662
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	207,269
Agricultural Bank of China Ltd./Hong Kong, 2.25%, 03/01/27(d)	200	193,551
Agricultural Bank of China Ltd/Hong Kong, 4.90%, 04/25/28, (1-day SOFR Index + 0.520%)(a)(d)	400	399,936
Ahli United Sukuk Ltd., 3.88%, (5-year CMT + 3.011%)(a)(d)(g)	200	194,566
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.650%)(a)(b)	200	203,376
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	200	210,952
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(a)(d)(g)	400	406,009
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	400	400,263
5.05%, 03/12/29(d)	200	202,219
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(d)(g)	200	202,595
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(a)(b)	210	212,270
5.90%, 07/10/34, (5-year CMT + 1.500%)(a)(b)	190	195,097
ANZ New Zealand International Ltd./London
2.55%, 02/13/30(b)	200	183,973
3.45%, 01/21/28(b)	200	195,820
5.36%, 08/14/28(b)	270	277,464
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	193,429
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)	240	241,099
5.40%, 11/29/27(b)	215	219,584
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	70	72,144
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	194,610
Australia & New Zealand Banking Group Ltd., 5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)	250	256,076
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	248,492
4.42%, 12/16/26	225	225,418
4.62%, 12/16/29	305	309,145
4.75%, 01/18/27	350	352,454
4.90%, 07/16/27	310	313,767
Australia & New Zealand Banking Group Ltd/New York NY, Series A, 4.36%, 06/18/28	250	250,936
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	215	220,921
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	200	206,230
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(d)	200	198,789
6.50%, 01/22/30(c)(d)	400	416,840
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	200	196,853
5.80%, 03/10/35, (5-year CMT + 2.240%)(a)(d)	200	200,539
6.45%, 07/30/35, (1-day SOFR + 1.140%)(a)(d)	200	205,775
Security	Par (000)	Value
Banks (continued)
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	$200	$195,621
Banco do Brasil SA
3.25%, 09/30/26(d)	200	196,691
4.88%, 01/11/29(d)	200	197,310
6.25%, 04/18/30(d)	200	205,213
Banco General SA, 4.13%, 08/07/27(d)	200	198,319
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	150	148,943
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(d)	200	196,346
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	200	191,872
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(d)	200	204,797
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	590	570,696
3.31%, 06/27/29	280	267,397
3.49%, 05/28/30	400	379,177
3.80%, 02/23/28	250	245,411
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	655	650,230
4.25%, 04/11/27	210	209,004
4.38%, 04/12/28	595	592,732
5.29%, 08/18/27	515	521,629
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	400	406,420
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	410	421,837
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	210	212,932
5.57%, 01/17/30	290	300,094
5.59%, 08/08/28	630	649,650
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	200	204,605
6.61%, 11/07/28	210	223,164
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(d)	200	203,088
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(d)	400	372,566
4.30%, 06/15/27(d)	200	198,584
4.45%, 09/19/28(d)	200	198,645
5.30%, 09/21/28(d)	200	203,423
9.03%, 03/15/29(b)	100	112,418
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)	200	200,567
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(d)	200	201,368
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.466%)(a)(d)(g)	400	385,615
Bank of America Corp.
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	935	874,976
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	1,085	990,509
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	645	626,573
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	925	845,572
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	665	622,237
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	740	703,979
3.25%, 10/21/27	315	308,469
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	1,845	1,801,763
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	615	604,513

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	$755	$744,906
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	757	748,772
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	735	725,807
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	900	884,416
4.25%, 10/22/26	350	348,656
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	915	910,736
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	650	648,588
4.62%, 05/09/29, (1-day SOFR + 1.110%)(a)	885	888,656
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	1,100	1,109,833
4.98%, 01/24/29, (1-day SOFR + 0.830%)(a)	900	910,840
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)	1,055	1,078,840
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	1,045	1,064,279
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	850	882,855
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	620	629,326
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	650	674,516
6.22%, 09/15/26	261	265,744
Series L, 4.18%, 11/25/27	345	342,925
Bank of America NA, 5.53%, 08/18/26	500	505,412
Bank of China Ltd., 3.50%, 04/20/27(d)	200	197,385
Bank of China Ltd./Panama, 4.87%, 03/19/28, (1-day SOFR Index + 0.500%)(a)(d)	200	199,992
Bank of China Ltd./Sydney
4.86%, 03/04/28, (1-day SOFR Index + 0.500%)(a)(d)	200	200,026
4.87%, 06/14/27, (1-day SOFR Index + 0.500%)(a)(d)	400	399,941
4.97%, 09/30/27, (1-day SOFR Index + 0.590%)(a)(d)	400	400,786
Bank of Communications Co. Ltd./Hong Kong, 4.93%, 08/01/27, (1-day SOFR Index + 0.550%)(a)(d)	400	400,127
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.300%)(a)(d)	250	246,691
6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(d)	250	255,529
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	190	184,195
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	200	205,937
Bank of Montreal
1.25%, 09/15/26	440	424,883
2.65%, 03/08/27	470	457,865
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	450	437,386
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	125	125,503
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	180	182,285
5.20%, 02/01/28	454	463,201
5.27%, 12/11/26	320	323,410
5.37%, 06/04/27(c)	385	391,982
5.72%, 09/25/28	275	285,427
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	125	124,991
Series H, 4.70%, 09/14/27	310	311,907
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	180	173,055
1.65%, 07/14/28	90	83,765
2.05%, 01/26/27	235	227,697
Security	Par (000)	Value
Banks (continued)
2.45%, 08/17/26	$30	$29,440
3.00%, 10/30/28	68	65,142
3.25%, 05/16/27	110	108,216
3.30%, 08/23/29	220	210,931
3.40%, 01/29/28	255	250,208
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	370	365,002
3.85%, 04/28/28	245	243,663
3.85%, 04/26/29	155	153,189
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	295	292,933
4.44%, 06/09/28, (1-year CMT + 0.830%)(a)	65	65,118
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	300	301,323
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	155	155,918
4.73%, 04/20/29, (1-day SOFR + 1.135%)(a)	250	252,685
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	290	293,180
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	350	356,323
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	310	316,205
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	375	386,486
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	265	279,790
Bank of New Zealand
2.29%, 01/27/27(b)	250	242,374
4.85%, 02/07/28(b)	270	273,062
5.08%, 01/30/29(b)	230	234,612
Bank of Nova Scotia (The)
1.30%, 09/15/26	355	342,958
1.95%, 02/02/27	304	293,970
2.95%, 03/11/27	245	239,586
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	200	199,746
4.85%, 02/01/30	375	379,810
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	400	403,892
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	300	304,783
5.25%, 06/12/28	205	210,308
5.35%, 12/07/26	330	333,855
5.40%, 06/04/27	250	255,126
5.45%, 08/01/29	195	201,878
Bank of the Philippine Islands, 5.25%, 03/26/29(d)	200	204,829
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	135	121,887
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	390	377,279
4.59%, 10/16/28(b)	200	200,555
4.75%, 07/13/27(b)	235	236,235
5.09%, 01/23/27(b)	210	211,845
5.19%, 02/16/28(b)	230	233,884
5.54%, 01/22/30(b)	200	206,954
5.79%, 07/13/28(b)	245	253,866
Banque Saudi Fransi, 4.75%, 05/31/28(d)	400	399,876
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	577	559,719
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	300	271,521
4.34%, 01/10/28	380	377,771
4.84%, 05/09/28	550	551,206
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	200	200,977
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	400	402,520
4.97%, 05/16/29(a)	435	438,730
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	400	404,395
5.09%, 06/20/30(a)	415	416,237
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	590	602,608
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	735	747,337
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	400	406,386

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	$535	$552,103
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	400	421,215
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	445	453,828
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	480	507,557
BBG Sukuk Ltd., 4.56%, 10/09/29(d)	200	199,583
BBK BSC, 6.88%, 06/06/29(d)	200	202,127
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(d)	200	203,317
BNP Paribas SA
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(b)	255	240,521
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(b)	365	338,313
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)	545	529,118
3.05%, 01/13/31, (1-day SOFR + 1.507%)(a)(b)	600	557,629
3.50%, 11/16/27(b)	565	551,177
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)	445	436,676
4.40%, 08/14/28(b)	590	587,561
4.63%, 03/13/27(b)	475	474,057
5.09%, 05/09/31, (1-day SOFR + 1.678%)(a)(b)	400	403,909
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)	575	582,096
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(b)	565	575,159
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)	260	263,867
5.28%, 11/19/30, (1-day SOFR + 1.280%)(a)(b)	865	881,149
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(b)	530	540,690
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(b)	405	415,606
BOS Funding Ltd., 7.00%, 03/14/28(d)	400	416,490
Boubyan Sukuk Ltd., 3.39%, 03/29/27(d)	200	195,507
Boubyan Tier 1 Sukuk Ltd., 3.95%, (5-year USD Swap + 2.896%)(a)(d)(g)	200	193,638
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	320	309,642
2.70%, 10/01/29(b)	310	287,525
3.50%, 10/23/27(b)	425	414,857
4.63%, 09/12/28(b)	250	249,000
4.75%, 07/19/27(b)	250	251,406
5.13%, 01/18/28(b)	220	223,281
5.20%, 01/18/27(b)	250	252,577
5.28%, 05/30/29(b)	255	261,426
5.39%, 05/28/31, (1-day SOFR + 1.581%)(a)(b)	250	254,590
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)	285	293,040
5.88%, 01/14/31, (1-day SOFR + 1.680%)(a)(b)	400	414,822
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)	305	311,395
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	370	391,258
BSF Finance, 5.50%, 11/23/27(d)	200	203,082
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(d)	200	204,262
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	200	201,218
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(a)(d)	200	189,995
Caixa Economica Federal, 5.63%, 05/13/30(d)	200	200,353
CaixaBank SA
4.63%, 07/03/29, (1-day SOFR + 1.360%)(a)(b)	200	199,753
4.89%, 07/03/31, (1-day SOFR + 1.060%)(a)(b)	400	400,635
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)	245	252,645
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	380	393,460
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	275	280,732
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	440	433,609
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	225	224,930
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	220	219,936
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	275	276,607
Security	Par (000)	Value
Banks (continued)
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	$400	$403,245
5.00%, 04/28/28	335	340,551
5.24%, 06/28/27	430	436,572
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	265	270,444
5.26%, 04/08/29	315	323,093
5.93%, 10/02/26	215	218,550
5.99%, 10/03/28	185	193,332
Capital One NA, 4.65%, 09/13/28	260	261,085
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	204,785
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(d)	250	259,188
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(d)	1,000	974,782
China Construction Bank Corp/Dubai, 5.00%, 11/30/26, (1-day SOFR Index + 0.650%)(a)(d)	200	200,405
China Construction Bank Corp/Hong Kong, 4.92%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(d)	400	400,390
China Development Bank, 3.38%, 01/24/27(d)	200	197,682
China Everbright Bank Co. Ltd/Hong Kong, 4.86%, 05/14/27, (1-day SOFR Index + 0.520%)(a)(d)	200	199,906
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	193,193
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	191,236
Citibank NA
4.58%, 05/29/27	1,000	1,002,945
4.84%, 08/06/29	545	553,978
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	565	567,303
4.91%, 05/29/30	750	761,854
4.93%, 08/06/26	265	266,273
5.49%, 12/04/26	560	567,370
5.80%, 09/29/28	805	838,363
Citigroup Inc.
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	1,000	906,829
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	700	641,051
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	650	606,629
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	865	844,848
3.20%, 10/21/26	985	969,950
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	805	787,326
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	880	865,434
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	850	841,256
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	815	797,616
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	705	696,551
4.13%, 07/25/28	195	193,334
4.30%, 11/20/26	325	323,790
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	1,150	1,136,655
4.45%, 09/29/27	1,270	1,266,436
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	875	871,438
4.64%, 05/07/28, (1-day SOFR + 1.143%)(a)	650	650,613
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	570	570,863
4.79%, 03/04/29, (1-day SOFR + 0.870%)(a)	700	703,584
4.95%, 05/07/31, (1-day SOFR + 1.463%)(a)	640	646,144
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	970	987,550
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	380	385,125
6.63%, 01/15/28	280	295,471
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	345	344,763

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30	$75	$68,071
3.25%, 04/30/30	200	186,906
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)	225	227,610
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	300	309,728
Comerica Inc.
4.00%, 02/01/29	220	215,005
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	260	267,449
Commercial Bank of Dubai PSC
4.86%, 10/10/29(d)	200	201,369
5.32%, 06/14/28(d)	200	203,797
6.00%, (6-year CMT + 5.597%)(a)(d)(g)	200	199,551
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(d)(g)	200	196,061
Commonwealth Bank of Australia
2.55%, 03/14/27(b)	315	306,677
2.63%, 09/06/26(b)	45	44,209
3.15%, 09/19/27(b)	190	185,807
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)	305	288,948
3.90%, 03/16/28(b)	145	144,085
4.61%, 03/14/30(b)	310	313,636
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	251,300
4.58%, 11/27/26	250	251,031
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)	380	366,857
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)	375	369,431
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)	400	400,825
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)	250	257,103
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)	330	338,020
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27	250	250,669
4.49%, 10/17/29	240	241,135
4.80%, 01/09/29	230	233,194
4.88%, 01/21/28	265	269,275
5.04%, 03/05/27	250	253,134
5.50%, 10/05/26	265	268,416
Credit Agricole SA
2.02%, 01/11/27(b)	375	362,357
3.25%, 01/14/30(b)	300	278,677
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)	450	437,765
4.63%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)	380	379,903
5.13%, 03/11/27(b)	250	252,969
5.22%, 05/27/31, (1-day SOFR + 1.460%)(a)(b)	500	508,516
5.23%, 01/09/29, (1-day SOFR + 1.130%)(a)(b)	250	253,257
5.30%, 07/12/28(b)	280	287,175
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)	250	255,312
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(b)	500	523,892
Dah Sing Bank Ltd., 3.00%, 11/02/31, (5-year CMT + 1.950%)(a)(d)	250	242,305
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)	345	333,627
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)	440	437,663
4.38%, 06/12/28(b)	185	184,573
4.61%, 10/02/30, (1-year CMT + 1.100%)(a)(b)	200	199,108
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)	200	202,907
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)	395	408,505
Danske Bank AS, 5.02%, 03/04/31, (1-year CMT + 0.930%)(a)(b)	200	201,726
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG
5.52%, 09/01/28	$300	$305,077
5.58%, 09/01/26	300	303,477
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	575	557,848
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	440	426,810
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	310	307,101
4.95%, 08/04/31, (3-mo. CME Term SOFR + 1.460%)(a)	215	215,263
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	400	403,260
5.30%, 05/09/31, (1-day SOFR + 1.720%)(a)	450	457,424
5.37%, 09/09/27	255	260,195
5.41%, 05/10/29	190	195,870
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	305	309,532
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	470	492,218
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	450	478,886
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	10	10,222
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	300	304,889
Development Bank of Kazakhstan JSC, 5.50%, 04/15/27(d)	200	201,911
DIB Sukuk Ltd.
2.74%, 02/16/27(d)	400	387,523
4.80%, 08/16/28(d)	200	200,256
5.24%, 03/04/29(d)	200	202,806
5.49%, 11/30/27(d)	200	203,417
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(d)(g)	200	197,017
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (6-year CMT + 2.246%)(a)(d)(g)	200	192,550
DNB Bank ASA, 4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)	230	232,568
Doha Finance Ltd.
5.25%, 03/12/29(d)	200	202,603
5.25%, 03/05/30(d)	200	203,221
Dukhan Tier 1 Sukuk Ltd., 3.95%, (5-year CMT + 3.081%)(a)(d)(g)	200	195,391
EI Sukuk Co. Ltd.
2.08%, 11/02/26(d)	200	193,072
5.06%, 03/25/30(d)	200	201,923
5.43%, 05/28/29(d)	200	204,842
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(d)(g)	200	193,879
5.14%, 11/26/29(d)	200	204,850
5.48%, 01/22/30, (5-year CMT + 1.005%)(a)(d)	200	201,317
5.63%, 10/21/27(d)	200	205,174
5.78%, 01/31/29, (1-day SOFR + 1.400%)(a)(d)	200	203,147
5.88%, 10/11/28(d)	200	208,249
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(d)	200	200,786
4.78%, 01/23/29(d)	200	201,684
FAB SUKUK Co. Ltd. SR UNSECURED REGS 01/30 5.153, 5.15%, 01/16/30(d)	200	205,238
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	205	205,442
5.25%, 04/26/29(b)	290	297,399
5.70%, 03/14/28(b)	265	273,598
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	345	332,886
2.55%, 05/05/27	40	38,782

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.95%, 03/14/28	$265	$261,802
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	260	258,014
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	315	316,183
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	200	201,725
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	345	362,646
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	232	241,153
Fifth Third Bank NA
2.25%, 02/01/27	250	241,884
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)	250	251,510
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	199,653
4.50%, (5-year CMT + 4.138%)(a)(d)(g)	400	395,851
4.77%, 06/06/28(d)	200	201,353
5.00%, 02/28/29(d)	200	203,365
5.13%, 10/13/27(d)	200	202,922
5.31%, 05/27/30(a)(d)	200	200,619
5.38%, 01/22/30, (5-year CMT + 2.400%)(a)(d)	200	200,751
5.43%, 07/22/29, (1-day SOFR + 1.050%)(a)(d)	200	201,189
5.58%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	200	200,378
5.80%, 01/16/35, (5-year CMT + 1.550%)(a)(d)	200	204,105
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(d)	400	412,222
First Citizens BancShares Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.410%)(a)	140	140,651
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.766%)(a)	100	101,716
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	45	46,542
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(a)	135	135,966
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	180	180,072
12.00%, 10/01/28(b)	250	267,294
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(d)	200	199,469
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	851	822,294
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	1,415	1,370,469
2.60%, 02/07/30	600	554,405
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	878	852,058
3.50%, 11/16/26	794	783,779
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	955	940,557
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	700	689,494
3.80%, 03/15/30	750	729,601
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	800	785,212
3.85%, 01/26/27	919	911,567
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	1,115	1,106,970
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	865	865,135
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	975	973,941
4.94%, 04/23/28, (1-day SOFR + 1.319%)(a)	100	100,612
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	840	853,181
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	965	985,475
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	1,050	1,073,885
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	670	695,504
5.95%, 01/15/27	228	233,560
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	710	750,380
Grupo Aval Ltd., 4.38%, 02/04/30(d)	200	183,268
Gulf International Bank BSC, 5.75%, 06/05/29(d)	200	205,887
HDFC Bank Ltd., 5.18%, 02/15/29(d)	200	202,747
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	$450	$426,265
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	680	632,744
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	400	387,906
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	400	366,161
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	935	909,964
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	840	832,096
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	885	883,468
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	790	791,729
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	560	563,492
4.95%, 03/31/30	600	608,767
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	525	530,471
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	410	415,309
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	820	829,667
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)	600	610,665
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	745	760,609
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	400	411,426
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	550	558,935
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	790	799,725
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	705	730,787
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	805	851,423
HSBC USA Inc.
4.65%, 06/03/28	200	200,937
5.29%, 03/04/27	205	207,813
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	230	210,420
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	330	329,044
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	355	362,436
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	290	303,213
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	275	275,118
4.87%, 04/12/28, (1-day SOFR + 0.720%)(a)	250	251,148
5.65%, 01/10/30	250	259,073
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(d)	200	195,799
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(g)	3,150	3,092,994
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(d)	200	193,397
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	245,502
Industrial Bank Co. Ltd./Hong Kong, 4.90%, 08/14/27, (1-day SOFR Index + 0.560%)(a)(d)	200	199,961
ING Groep NV
3.95%, 03/29/27	460	456,162
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	450	446,257
4.05%, 04/09/29	450	443,171
4.55%, 10/02/28	355	355,682
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	200	201,652
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	200	203,004
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	385	394,191
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	200	203,046
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	205	200,729
Series XR, 4.00%, 09/23/29(b)	200	194,392
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	200	201,042

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(c)(d)	$400	$409,838
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	829	800,762
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	685	641,931
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	490	470,870
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	875	799,430
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	1,160	1,080,188
2.95%, 10/01/26	910	896,488
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	500	488,381
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	900	833,006
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	680	665,134
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	767	754,809
3.63%, 12/01/27	355	349,249
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	803	780,495
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	905	895,600
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	690	681,838
4.13%, 12/15/26	600	597,916
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	795	789,633
4.25%, 10/01/27	185	185,150
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	921	918,530
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	810	809,096
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	930	927,241
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	600	600,468
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	600	601,914
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	785	786,065
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	1,015	1,022,976
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)	705	712,389
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	705	711,808
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	825	839,224
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	735	747,034
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	510	513,954
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)	745	761,838
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)	775	791,754
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	765	783,334
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	780	793,770
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	855	886,098
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	685	697,416
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	655	686,156
7.63%, 10/15/26	265	275,113
8.00%, 04/29/27	270	286,758
JPMorgan Chase Bank NA, 5.11%, 12/08/26	500	504,721
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	400	389,759
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)	295	296,971
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(b)	305	313,861
KEB Hana Bank
1.25%, 12/16/26(d)	200	191,494
3.25%, 03/30/27(d)	200	196,300
5.75%, 10/24/28(d)	200	208,010
Security	Par (000)	Value
Banks (continued)
KeyBank NA/Cleveland OH
4.39%, 12/14/27	$220	$219,622
5.85%, 11/15/27	430	442,040
KeyCorp
2.25%, 04/06/27	215	206,877
2.55%, 10/01/29	215	198,447
4.10%, 04/30/28	185	183,401
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(c)	200	202,101
KFH Sukuk Co.
5.01%, 01/17/29(d)	200	201,750
5.38%, 01/14/30(d)	200	204,677
Kookmin Bank
4.38%, 05/08/28(d)	200	199,886
4.50%, 02/01/29(d)	200	198,309
4.63%, 04/21/28(d)	200	201,113
5.25%, 05/08/29(d)	200	205,669
Korea Development Bank (The)
1.00%, 09/09/26	400	385,426
2.25%, 02/24/27	200	193,744
Kreditanstalt fuer Wiederaufbau
1.00%, 10/01/26	747	720,467
1.75%, 09/14/29	40	36,681
2.88%, 04/03/28(c)	390	379,899
3.00%, 05/20/27	1,500	1,473,731
3.50%, 08/27/27	990	980,776
3.75%, 02/15/28	2,085	2,077,255
3.75%, 07/15/30	145	143,531
3.88%, 06/15/28	3,221	3,218,622
4.00%, 06/28/27	5	5,002
4.00%, 03/15/29	2,457	2,462,424
4.13%, 01/31/28	240	240,910
4.38%, 03/01/27	1,335	1,341,798
4.63%, 08/07/26	1,478	1,484,087
4.63%, 03/18/30	315	323,882
Series GLOB, 3.88%, 05/15/28	5	4,996
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	510	470,033
4.00%, 01/22/27(d)	120	119,658
4.38%, 02/15/28(d)	65	65,537
4.63%, 02/13/30(d)	10	10,211
Landwirtschaftliche Rentenbank
1.00%, 02/25/28(d)	230	213,687
1.75%, 01/14/27(d)	475	459,256
3.00%, 05/21/29(d)	435	419,954
3.88%, 09/28/27	167	166,597
3.88%, 06/14/28	1,310	1,308,282
4.13%, 05/28/30	130	130,875
4.63%, 04/17/29	181	185,101
Series 37, 2.50%, 11/15/27	362	350,340
LG Electronics Inc., 5.63%, 04/24/27(d)	200	203,131
Lloyds Banking Group PLC
3.57%, 11/07/28(a)	490	478,739
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	405	399,541
4.38%, 03/22/28	520	517,949
4.82%, 06/13/29, (1-year CMT + 1.600%)(a)	400	402,380
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	400	404,279
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	410	414,463
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	395	409,747
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	450	463,769

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	$575	$582,337
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	135	134,616
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	100	100,587
5.18%, 07/08/31, (1-year CMT + 0.920%)(a)	115	116,277
5.40%, 07/30/35, (1-day SOFR + 0.950%)(a)	75	75,077
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	195	210,927
Macquarie Bank Ltd.
4.33%, 06/12/28(b)	200	200,064
5.27%, 07/02/27(b)	245	249,009
5.39%, 12/07/26(b)	315	319,183
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)	325	313,997
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)	160	152,829
3.76%, 11/28/28, (3-mo. CME Term SOFR + 1.634%)(a)(b)	435	426,249
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)	120	118,729
4.65%, 03/27/29, (3-mo. CME Term SOFR + 1.989%)(a)(b)	160	159,925
5.03%, 01/15/30, (3-mo. CME Term SOFR + 2.012%)(a)(b)	260	262,811
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	460	462,566
4.76%, 07/06/28, (1-day SOFR + 0.770%)(a)	250	250,998
Mashreq AL Islami Sukuk Co. Ltd., 5.03%, 04/22/30(d)	200	201,614
Mashreqbank PSC
7.13%, (5-year CMT + 2.705%)(a)(d)(g)	200	206,301
7.88%, 02/24/33, (5-year CMT + 3.997%)(a)(d)	200	210,563
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(d)	200	205,222
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	490	472,961
2.05%, 07/17/30	350	310,291
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	375	363,193
2.56%, 02/25/30	350	320,689
2.76%, 09/13/26	200	196,227
3.20%, 07/18/29	500	476,678
3.29%, 07/25/27	135	132,412
3.68%, 02/22/27	430	425,411
3.74%, 03/07/29	415	406,203
3.96%, 03/02/28	400	396,224
4.05%, 09/11/28	300	297,421
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	315	312,422
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	480	484,559
5.16%, 04/24/31, (1-year CMT + 1.170%)(a)	200	204,221
5.20%, 01/16/31, (1-year CMT + 0.780%)(a)	320	326,506
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	203,737
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	200	204,548
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	390	396,478
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	365	372,887
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	200	206,453
Mizuho Financial Group Inc.
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)	300	266,183
2.84%, 09/13/26	200	196,482
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	200	186,345
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	265	250,594
3.17%, 09/11/27	300	292,438
Security	Par (000)	Value
Banks (continued)
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	$190	$180,981
3.66%, 02/28/27	205	202,483
4.02%, 03/05/28	455	451,463
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	315	312,059
4.71%, 07/08/31, (1-year CMT + 1.070%)(a)	400	399,241
5.10%, 05/13/31, (1-year CMT + 0.820%)(a)	200	202,929
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	205	209,848
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	390	400,260
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	300	305,209
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	200	205,877
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	200	208,170
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	430	444,531
Morgan Stanley
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	805	781,427
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	1,050	967,571
3.59%, 07/22/28(a)	945	928,202
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	925	885,840
3.63%, 01/20/27	925	915,964
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	975	958,937
3.95%, 04/23/27	769	762,533
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	910	905,996
4.35%, 09/08/26	600	598,421
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	940	936,446
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	920	921,455
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	690	701,615
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	877	890,059
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	925	939,732
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	715	729,482
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	990	1,011,176
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	765	783,029
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	670	687,848
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	475	483,997
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	740	766,443
6.25%, 08/09/26	340	346,144
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	486	504,461
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	520	548,706
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	285	288,443
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	550	549,142
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	395	397,215
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)	500	504,969
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	700	708,637
5.50%, 05/26/28, (1-day SOFR + 0.865%)(a)	500	508,935
5.88%, 10/30/26	500	509,041
Morgan Stanley Private Bank N.A.
4.47%, 07/06/28, (1-day SOFR + 0.727%)(a)	785	784,490
4.73%, 07/18/31, (1-day SOFR + 1.417%)(a)	935	939,121
Movida Europe SA, 7.85%, 04/11/29(d)	200	189,435
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(a)(d)	250	254,859
National Australia Bank Ltd.
1.89%, 01/12/27(b)	445	430,510
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)	400	383,906
National Australia Bank Ltd./New York
3.91%, 06/09/27	430	427,334
4.31%, 06/13/28	250	250,611
4.50%, 10/26/27	360	361,971

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.53%, 06/13/30	$250	$251,793
4.79%, 01/10/29	250	254,361
4.90%, 06/13/28	340	346,350
4.90%, 01/14/30	240	245,616
4.94%, 01/12/28	310	315,336
5.09%, 06/11/27	250	253,699
National Bank of Canada
4.50%, 10/10/29	275	273,897
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	315	316,714
5.60%, 12/18/28	260	268,332
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(d)	200	203,364
National Securities Clearing Corp.
4.70%, 05/20/30(b)	240	242,629
4.90%, 06/26/29(b)	250	254,283
5.00%, 05/30/28(b)	250	254,260
5.10%, 11/21/27(b)	270	274,626
NatWest Group PLC
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	300	292,518
4.45%, 05/08/30(a)	400	397,023
4.89%, 05/18/29(a)	545	549,318
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	395	399,155
5.08%, 01/27/30(a)	560	567,259
5.12%, 05/23/31, (1-year CMT + 1.050%)(a)	400	406,058
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	335	341,335
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	203,059
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	395	409,422
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	305	318,266
NatWest Markets PLC
1.60%, 09/29/26(b)	350	338,641
4.79%, 03/21/28(b)	275	277,572
5.02%, 03/21/30(b)	200	203,225
5.41%, 05/17/29(b)	235	241,931
5.42%, 05/17/27(b)	270	274,838
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	193,037
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(d)	200	205,508
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(d)(g)	200	194,680
NCB Tier 1 Sukuk Ltd., 3.50%, (6-year CMT + 2.889%)(a)(d)(g)	400	388,953
NongHyup Bank
4.25%, 07/06/27(d)	200	199,438
4.88%, 07/03/28(d)	400	405,047
Nordea Bank Abp
1.50%, 09/30/26(b)	360	348,119
4.38%, 09/10/29(b)	200	200,164
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	75	74,135
5.00%, 03/19/27(b)	210	212,319
5.38%, 09/22/27(b)	395	402,363
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	197,154
4.87%, 09/14/27(b)	210	210,462
5.09%, 10/16/29(b)	205	206,908
5.43%, 03/09/28(b)	200	203,318
Northern Trust Corp.
1.95%, 05/01/30	300	269,376
3.15%, 05/03/29	60	57,647
3.38%, 05/08/32(a)	142	137,720
3.65%, 08/03/28	15	14,762
Security	Par (000)	Value
Banks (continued)
4.00%, 05/10/27	$475	$473,108
NRW Bank
4.50%, 01/24/28(d)	64	64,667
4.63%, 03/08/27(d)	462	464,955
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	255	253,013
3.75%, 09/05/29	306	302,868
4.00%, 05/28/28	5	5,007
4.13%, 01/18/29	515	517,194
4.25%, 03/01/28	300	302,068
4.50%, 01/24/30	365	371,950
4.75%, 05/21/27	670	677,500
5.00%, 10/23/26	225	227,148
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.861%)(a)(d)	200	208,012
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	200	214,829
Oversea-Chinese Banking Corp. Ltd.
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	200	199,696
5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(d)	200	206,280
PNC Bank N.A., 4.43%, 07/21/28, (1-day SOFR + 0.890%)(a)	250	249,965
PNC Bank NA
2.70%, 10/22/29	250	232,359
3.25%, 01/22/28	320	312,097
4.05%, 07/26/28	370	366,306
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	260	251,590
2.55%, 01/22/30	595	549,924
3.15%, 05/19/27	315	308,494
3.45%, 04/23/29	455	441,447
4.90%, 05/13/31, (1-day SOFR + 1.333%)(a)	300	303,270
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	320	327,963
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	325	328,804
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	426	434,726
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	525	542,837
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	747	770,046
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	390	399,241
QIB Sukuk Ltd.
4.49%, 09/17/29(d)	200	199,031
5.58%, 11/22/28(d)	400	412,746
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(d)	200	203,369
QNB Bank AS, 7.25%, 05/21/29(d)	200	208,108
QNB Finance Ltd.
2.75%, 02/12/27(d)	200	194,448
4.88%, 01/30/29(d)	400	404,238
5.55%, 04/02/29, (1-day SOFR + 1.200%)(a)	400	404,776
Regions Financial Corp.
1.80%, 08/12/28	55	50,855
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	165	170,435
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(a)(d)(g)	200	195,448
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(d)(g)	200	192,292
Rizal Commercial Banking Corp., 5.50%, 01/18/29(d)	200	203,888
Royal Bank of Canada
1.40%, 11/02/26	315	303,851
2.05%, 01/21/27	240	232,424
3.63%, 05/04/27	330	326,229
4.24%, 08/03/27	430	429,074

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.50%, 08/06/29, (1-day SOFR + 1.190%)(a)	$375	$375,244
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	195	194,808
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	175	175,032
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	615	614,973
4.70%, 08/06/31, (1-day SOFR + 1.780%)(a)	300	300,259
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	350	351,725
4.88%, 01/19/27	280	282,139
4.90%, 01/12/28	274	277,808
4.95%, 02/01/29	200	204,250
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	505	510,654
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	400	404,998
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	330	334,321
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	545	555,558
5.20%, 08/01/28	345	353,487
6.00%, 11/01/27	453	468,339
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.087%)(a)(d)(g)	200	202,143
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	366	354,618
3.24%, 10/05/26	300	295,069
4.40%, 07/13/27	375	374,465
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	305	310,449
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	205	208,489
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	175	180,013
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	200	208,415
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	335	348,856
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	215	224,888
Santander U.K. Group Holdings PLC
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	365	353,337
3.82%, 11/03/28(a)	235	230,121
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	295	295,041
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(a)	300	310,300
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	500	520,416
Security Bank Corp., 5.50%, 05/14/29(d)	200	204,977
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.400%)(a)(d)	250	254,997
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	192,837
3.75%, 09/20/27(d)	200	195,977
4.00%, 04/23/29(d)	200	194,313
4.50%, 03/26/28(d)	400	396,686
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(d)	200	197,784
SIB Sukuk Co. III Ltd., 5.20%, 02/26/30(d)	200	202,702
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27(b)	195	197,388
5.38%, 03/05/29(b)	200	205,365
SNB Funding Ltd.
2.90%, 01/29/27(d)	200	194,561
5.55%, 07/11/29, (1-day SOFR + 1.200%)(a)(d)	200	200,334
SNB Sukuk Ltd.
2.34%, 01/19/27(d)	400	386,452
5.13%, 02/27/29(d)	200	202,544
Security	Par (000)	Value
Banks (continued)
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	$425	$412,884
3.00%, 01/22/30(b)	365	338,261
4.00%, 01/12/27(b)	325	321,805
4.25%, 08/19/26(b)	225	223,513
4.68%, 06/15/27(b)	375	376,857
4.75%, 09/14/28(b)	535	536,598
5.25%, 02/19/27(b)	270	271,928
5.25%, 05/22/29, (1-day SOFR + 1.420%)(a)(b)	400	404,347
5.50%, 04/13/29, (1-year CMT + 1.200%)(a)(b)	300	304,938
5.51%, 05/22/31, (1-day SOFR + 1.650%)(a)(b)	390	397,784
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	200	201,960
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)	200	204,541
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(b)	495	513,523
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	252,386
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)	555	539,084
4.30%, 02/19/27(b)	200	198,344
4.31%, 05/21/30(a)(b)	210	206,591
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)	600	594,259
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)	100	99,696
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)	505	510,840
5.24%, 05/13/31, (1-year CMT + 1.350%)(a)(b)	400	405,930
5.55%, 01/21/29, (1-year CMT + 1.050%)(a)(b)	200	203,999
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)	295	299,977
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(b)	585	606,556
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(b)	200	205,863
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(b)	200	214,635
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(b)	230	245,029
State Bank of India/London
5.00%, 01/17/29(d)	200	201,994
5.13%, 11/25/29(d)	200	203,181
State Street Bank & Trust Co.
4.59%, 11/25/26	250	251,141
4.78%, 11/23/29	255	259,566
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	210	202,524
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	245	237,160
2.40%, 01/24/30	225	208,472
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	165	152,460
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	150	148,888
4.33%, 10/22/27	385	385,649
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	325	326,122
4.54%, 02/28/28	275	276,953
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)	90	90,281
4.73%, 02/28/30	225	227,216
4.83%, 04/24/30	225	228,572
4.99%, 03/18/27	305	308,465
5.27%, 08/03/26	360	362,663
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	300	312,083
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	200	206,163
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	755	729,413
1.90%, 09/17/28	655	606,134
2.13%, 07/08/30	500	444,469
2.17%, 01/14/27	290	280,852
2.47%, 01/14/29	200	187,239
2.72%, 09/27/29	200	186,800

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.75%, 01/15/30	$425	$393,222
3.01%, 10/19/26	200	196,582
3.04%, 07/16/29	690	652,157
3.35%, 10/18/27	147	143,800
3.36%, 07/12/27	680	668,227
3.45%, 01/11/27	245	241,781
3.54%, 01/17/28	140	137,287
3.94%, 07/19/28	200	198,021
4.31%, 10/16/28	255	254,096
4.66%, 07/08/31, (1-day SOFR + 1.380%)(a)	200	199,937
5.24%, 04/15/30	250	256,425
5.32%, 07/09/29	200	205,587
5.52%, 01/13/28	710	728,831
5.71%, 01/13/30	400	417,812
5.72%, 09/14/28	380	393,667
5.80%, 07/13/28	200	207,820
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	275	265,617
2.80%, 03/10/27(b)	195	189,966
4.45%, 09/10/27(b)	200	199,982
4.50%, 03/13/28(b)	200	200,160
4.50%, 09/10/29(b)	200	199,659
4.70%, 03/13/30(b)	435	437,444
4.95%, 09/15/27(b)	215	216,877
5.20%, 03/07/27(b)	210	212,495
5.20%, 03/07/29(b)	200	204,424
5.50%, 03/09/28(b)	200	205,122
5.55%, 09/14/28(b)	170	175,411
5.65%, 09/14/26(b)	200	202,512
Svenska Handelsbanken AB
3.95%, 06/10/27(b)	265	263,574
4.38%, 05/23/28(b)	250	250,927
5.13%, 05/28/27(b)	250	253,656
5.50%, 06/15/28(b)	290	298,438
Swedbank AB
1.54%, 11/16/26(b)	410	395,870
5.00%, 11/20/29(b)	220	224,577
5.08%, 05/21/30(b)	200	203,371
5.34%, 09/20/27(b)	265	269,434
5.41%, 03/14/29(b)	200	205,424
6.14%, 09/12/26(b)	200	203,541
Synchrony Bank, 5.63%, 08/23/27	315	320,379
Synovus Bank, 5.63%, 02/15/28	220	222,660
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	100	102,795
TC Ziraat Bankasi AS
7.25%, 02/04/30(d)	200	201,362
8.00%, 01/16/29(d)	200	207,463
8.99%, 08/02/34, (5-year CMT + 4.327%)(a)(d)	200	208,173
9.50%, 08/01/26(d)	200	208,500
Toronto-Dominion Bank (The)
1.25%, 09/10/26	505	487,580
1.95%, 01/12/27	240	231,932
2.80%, 03/10/27	444	433,082
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	230	226,883
4.11%, 06/08/27	525	522,667
4.57%, 12/17/26	450	450,783
4.57%, 06/02/28	200	200,907
4.69%, 09/15/27	520	523,211
4.78%, 12/17/29	290	292,800
Security	Par (000)	Value
Banks (continued)
4.81%, 06/03/30	$220	$221,784
4.86%, 01/31/28	375	378,761
4.98%, 04/05/27	250	252,327
4.99%, 04/05/29	255	259,608
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	300	301,598
5.16%, 01/10/28	410	417,075
5.26%, 12/11/26	100	101,084
5.52%, 07/17/28	315	324,747
Truist Bank
2.25%, 03/11/30	355	319,065
4.42%, 07/24/28, (5-year CMT + 2.701%)(a)	250	249,642
Truist Financial Corp.
1.13%, 08/03/27	200	187,755
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	315	293,153
1.95%, 06/05/30	200	177,486
3.88%, 03/19/29	130	126,673
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	385	382,923
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	560	565,035
5.07%, 05/20/31, (1-day SOFR + 1.309%)(a)	350	354,844
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	610	627,104
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	460	496,339
Turkiye Garanti Bankasi AS
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(d)	200	203,352
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(d)	200	205,079
Turkiye Is Bankasi AS, 7.75%, 06/12/29(d)	200	206,742
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(d)	200	199,534
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(d)	200	208,145
9.00%, 10/12/28(d)	200	213,507
U.S. Bancorp
1.38%, 07/22/30	350	301,959
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	475	459,006
3.00%, 07/30/29	305	288,024
3.90%, 04/26/28	80	79,278
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	775	776,212
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	515	517,520
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	230	233,464
5.08%, 05/15/31, (1-day SOFR + 1.296%)(a)	400	407,079
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	385	392,877
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	410	420,869
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	650	672,572
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	185	189,829
Series X, 3.15%, 04/27/27	385	377,677
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	490	489,638
UBS AG/London, 5.65%, 09/11/28	235	243,839
UBS AG/Stamford CT
1.25%, 08/07/26	547	530,050
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)	400	402,352
5.00%, 07/09/27	420	425,000
7.50%, 02/15/28	905	972,327
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	615	595,539
3.13%, 08/13/30(a)(b)	420	396,343
3.87%, 01/12/29(a)(b)	715	703,308
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(b)	900	879,830
4.25%, 03/23/28(b)	510	505,891
4.28%, 01/09/28(b)	705	700,402
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)	545	545,054
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)	380	381,077
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)	915	937,892

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(a)(b)	$420	$434,977
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(b)	460	481,812
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)	390	399,301
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)	545	564,157
UniCredit SpA
4.63%, 04/12/27(b)	70	69,844
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	350	347,710
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	330	332,553
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	350	371,139
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)	200	193,645
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	200	196,628
Wachovia Corp., 7.57%, 08/01/26(h)	100	102,745
Warba Sukuk Ltd., 5.35%, 07/10/29(d)	200	203,148
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	970	933,807
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	930	853,061
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	1,075	1,004,244
3.00%, 10/23/26	1,130	1,110,992
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	1,225	1,205,650
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	870	855,508
4.15%, 01/24/29	800	792,920
4.30%, 07/22/27	710	708,625
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	750	744,974
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	924	928,941
4.97%, 04/23/29, (1-day SOFR + 1.370%)(a)	910	920,215
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)	1,365	1,392,697
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	855	872,567
5.24%, 01/24/31, (1-day SOFR + 1.110%)(a)	920	941,805
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	1,310	1,348,729
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	1,020	1,039,818
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	850	894,326
Series B, 7.95%, 11/15/29	90	99,890
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	760	763,899
Wells Fargo Bank NA
5.25%, 12/11/26	500	505,781
5.45%, 08/07/26	670	676,667
Westpac Banking Corp.
1.95%, 11/20/28	400	371,927
2.65%, 01/16/30	200	186,762
2.70%, 08/19/26	290	285,173
3.35%, 03/08/27	345	340,312
3.40%, 01/25/28	335	329,121
4.04%, 08/26/27	345	343,929
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	350	338,399
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	470	466,098
4.35%, 07/01/30	275	274,858
4.60%, 10/20/26	150	150,543
5.05%, 04/16/29	255	261,659
5.46%, 11/18/27	392	402,223
5.54%, 11/17/28	325	337,971
Security	Par (000)	Value
Banks (continued)
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	$205	$207,046
4.94%, 02/27/30(b)	200	202,856
5.13%, 02/26/27(b)	200	201,944
5.20%, 02/28/29(b)	200	204,193
Wintrust Financial Corp., 4.85%, 06/06/29	55	53,957
Woori Bank
2.00%, 01/20/27(d)	200	193,206
4.75%, 01/24/29(d)	200	201,513
4.88%, 01/26/28(d)	200	202,112
6.38%, (5-year CMT + 2.277%)(a)(d)(g)	200	203,987
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(d)	200	201,570
9.25%, 10/16/28(d)	200	215,097
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	400	420,446
		396,415,874
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(d)	200	182,037
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	500	480,803
4.75%, 01/23/29	652	661,534
Bacardi Ltd., 4.70%, 05/15/28(d)	200	200,733
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	150	152,177
Bacardi-Martini BV, 5.55%, 02/01/30(b)	190	195,210
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(d)	300	290,955
Coca-Cola Co. (The)
1.00%, 03/15/28	334	308,871
1.45%, 06/01/27	560	534,030
1.50%, 03/05/28	90	84,513
1.65%, 06/01/30	450	398,304
2.13%, 09/06/29	310	286,447
2.90%, 05/25/27	130	127,347
3.38%, 03/25/27	370	365,899
3.45%, 03/25/30	350	337,720
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	160	164,012
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	205	196,294
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	250	232,202
Coca-Cola Icecek A/S, 4.50%, 01/20/29(d)	200	195,398
Constellation Brands Inc.
2.88%, 05/01/30	150	138,617
3.15%, 08/01/29	265	251,372
3.50%, 05/09/27	215	211,451
3.60%, 02/15/28	280	274,429
3.70%, 12/06/26	55	54,420
4.35%, 05/09/27	249	248,227
4.65%, 11/15/28	100	100,402
4.80%, 01/15/29	185	186,469
4.80%, 05/01/30	75	75,339
Diageo Capital PLC
2.00%, 04/29/30	300	269,254
2.38%, 10/24/29	300	277,620
3.88%, 05/18/28	125	123,897
5.30%, 10/24/27	305	311,248
5.38%, 10/05/26	210	212,137
Heineken NV, 3.50%, 01/29/28(b)	375	367,279
JDE Peet's NV, 1.38%, 01/15/27(b)	265	251,982
Keurig Dr Pepper Inc.
2.55%, 09/15/26	170	166,477

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.20%, 05/01/30	$200	$187,766
3.43%, 06/15/27	125	122,750
3.95%, 04/15/29	290	284,371
4.35%, 05/15/28	100	99,793
4.60%, 05/25/28	450	451,923
4.60%, 05/15/30	100	99,970
5.05%, 03/15/29	190	193,275
5.10%, 03/15/27	125	126,195
PepsiCo Inc.
1.63%, 05/01/30	300	265,326
2.38%, 10/06/26	70	68,530
2.63%, 03/19/27	30	29,259
2.63%, 07/29/29	300	282,382
2.75%, 03/19/30	440	410,555
3.00%, 10/15/27	415	405,126
3.60%, 02/18/28	310	306,368
4.10%, 01/15/29	175	174,207
4.30%, 07/23/30	110	109,521
4.40%, 02/07/27	175	175,639
4.45%, 02/07/28	175	176,428
4.45%, 05/15/28	245	247,404
4.50%, 07/17/29	255	257,633
4.60%, 02/07/30	300	304,215
5.13%, 11/10/26	245	247,534
7.00%, 03/01/29	145	158,141
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	180	181,600
4.65%, 02/16/27	165	166,173
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	150	138,003
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(b)	230	221,449
6.25%, 04/01/29(b)	235	235,537
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	205	208,659
		15,250,838
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	445	410,817
2.20%, 02/21/27	580	561,008
2.45%, 02/21/30	380	347,237
2.60%, 08/19/26	337	330,671
3.00%, 02/22/29	500	476,395
3.20%, 11/02/27	165	160,794
4.05%, 08/18/29	385	379,193
5.15%, 03/02/28	1,175	1,196,501
5.25%, 03/02/30	830	853,159
Biocon Biologics Global PLC, 6.67%, 10/09/29(d)	200	188,534
Biogen Inc., 2.25%, 05/01/30	450	403,534
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	190	186,054
CSL Finance PLC
3.85%, 04/27/27(b)	195	193,238
4.05%, 04/27/29(b)	5	4,949
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)	130	100,354
Gilead Sciences Inc.
1.20%, 10/01/27	255	238,780
2.95%, 03/01/27	480	470,340
4.80%, 11/15/29	185	187,882
Illumina Inc.
4.65%, 09/09/26	100	99,982
5.75%, 12/13/27	130	132,864
Security	Par (000)	Value
Biotechnology (continued)
Royalty Pharma PLC
1.75%, 09/02/27	$217	$205,354
5.15%, 09/02/29	170	173,049
		7,300,689
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(b)	165	74,581
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(b)(c)	190	201,726
Amrize Finance US LLC
4.60%, 04/07/27(b)	200	200,047
4.70%, 04/07/28(b)	50	50,253
4.95%, 04/07/30(b)	300	303,159
Boise Cascade Co., 4.88%, 07/01/30(b)	120	116,483
Builders FirstSource Inc., 5.00%, 03/01/30(b)	160	156,763
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	210	193,101
Carrier Global Corp.
2.49%, 02/15/27	380	369,671
2.72%, 02/15/30	620	575,213
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(d)(g)	600	593,505
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	95	69,844
9.50%, 08/15/29(b)	150	137,732
CP Atlas Buyer Inc.
9.75%, 07/15/30(b)	145	146,338
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(b)(c)(f)	150	142,434
CRH America Finance Inc.
3.40%, 05/09/27(b)	210	205,929
3.95%, 04/04/28(b)	230	227,394
CRH SMW Finance DAC
5.13%, 01/09/30	400	408,092
5.20%, 05/21/29	200	205,055
Fortune Brands Innovations Inc., 3.25%, 09/15/29	180	170,315
Griffon Corp., 5.75%, 03/01/28(c)	295	293,460
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	70	69,412
Jeld-Wen Inc., 4.88%, 12/15/27(b)(c)	120	113,787
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	205	212,182
Knowledge City Guangzhou Investment Group Co. Ltd., 5.40%, 03/11/28(d)	200	201,344
Lennox International Inc.
1.70%, 08/01/27	160	151,450
5.50%, 09/15/28	205	210,516
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(d)	200	204,839
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	105	100,006
Martin Marietta Materials Inc.
3.45%, 06/01/27	10	9,813
3.50%, 12/15/27	230	225,031
Series CB, 2.50%, 03/15/30	150	137,357
Masco Corp.
1.50%, 02/15/28	210	194,545
3.50%, 11/15/27	50	48,830
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)(c)	150	143,144
Mohawk Industries Inc.
3.63%, 05/15/30	155	148,221
5.85%, 09/18/28	220	228,174

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	$205	$203,549
9.75%, 07/15/28(b)(c)	80	80,265
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(b)	180	137,100
Owens Corning
3.40%, 08/15/26	185	182,929
3.50%, 02/15/30	105	100,173
3.88%, 06/01/30(c)	100	96,426
3.95%, 08/15/29	105	102,577
5.50%, 06/15/27	85	86,453
Sisecam U.K. PLC, 8.25%, 05/02/29(d)	200	205,073
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	325	323,977
Standard Industries Inc./New York
4.38%, 07/15/30(b)	475	449,738
4.75%, 01/15/28(b)	330	325,962
5.00%, 02/15/27(b)	270	269,998
Trane Technologies Financing Ltd., 3.80%, 03/21/29	170	166,647
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	180	177,335
Vulcan Materials Co.
3.50%, 06/01/30	200	190,296
3.90%, 04/01/27	85	84,283
4.95%, 12/01/29	160	162,423
		10,584,950
Chemicals — 0.5%
Air Liquide Finance SA, 2.25%, 09/10/29(b)	210	194,500
Air Products and Chemicals Inc.
1.85%, 05/15/27	40	38,379
2.05%, 05/15/30	270	242,860
4.30%, 06/11/28	100	100,058
4.60%, 02/08/29	422	425,917
Albemarle Corp., 4.65%, 06/01/27	265	263,143
Alpek SAB de CV, 4.25%, 09/18/29(d)	200	187,467
ASP Unifrax Holdings Inc., 5.25%, 09/30/28(b)(c)	2	693
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	229,521
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	150	148,694
Bayport Polymers LLC, 4.74%, 04/14/27(b)	55	54,810
Braskem Idesa SAPI, 7.45%, 11/15/29(d)	200	141,749
Braskem Netherlands Finance BV
4.50%, 01/10/28(d)	400	305,376
4.50%, 01/31/30(c)(d)	400	283,954
Cabot Corp., 4.00%, 07/01/29	65	63,580
Celanese U.S. Holdings LLC
1.40%, 08/05/26	115	110,809
6.50%, 04/15/30	225	227,652
6.67%, 07/15/27	399	409,342
6.83%, 07/15/29	205	212,857
6.85%, 11/15/28	385	401,040
CF Industries Inc., 4.50%, 12/01/26(b)	160	159,831
Chemours Co. (The)
4.63%, 11/15/29(b)	180	152,534
5.38%, 05/15/27	190	186,030
5.75%, 11/15/28(b)	255	236,114
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	314	309,764
3.70%, 06/01/28(b)	25	24,517
Security	Par (000)	Value
Chemicals (continued)
4.75%, 05/15/30(b)	$125	$126,014
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(d)	200	193,816
4.13%, 07/19/27(d)	600	593,485
5.13%, 03/14/28(d)	600	605,976
Consolidated Energy Finance SA, 5.63%, 10/15/28(b)	170	141,743
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	184	182,950
Dow Chemical Co. (The)
4.80%, 11/30/28	160	160,607
7.38%, 11/01/29	196	214,886
DuPont de Nemours Inc., 4.73%, 11/15/28	535	541,310
Eastman Chemical Co.
4.50%, 12/01/28	145	144,784
5.00%, 08/01/29	240	242,741
Ecolab Inc.
1.65%, 02/01/27	365	351,092
2.70%, 11/01/26	30	29,410
3.25%, 12/01/27	25	24,428
4.30%, 06/15/28	30	30,054
4.80%, 03/24/30	240	243,967
5.25%, 01/15/28	355	363,884
Element Solutions Inc., 3.88%, 09/01/28(b)	275	264,883
FMC Corp.
3.20%, 10/01/26	25	24,554
3.45%, 10/01/29	155	144,360
GPD Companies Inc., 12.50%, 12/31/29(b)	102	88,361
Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, 07/18/29(d)	200	201,110
HB Fuller Co.
4.00%, 02/15/27	85	83,442
4.25%, 10/15/28	90	86,877
Herens Holdco SARL, 4.75%, 05/15/28(b)	120	104,618
Huntsman International LLC, 4.50%, 05/01/29	220	209,161
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(b)	155	155,549
INEOS Finance PLC
6.75%, 05/15/28(b)	150	147,714
7.50%, 04/15/29(b)	200	199,290
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	130	132,255
Ingevity Corp., 3.88%, 11/01/28(b)	180	171,036
Innophos Holdings Inc., 11.50%, 06/15/29(b)	151	152,640
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	290	272,620
4.45%, 09/26/28	70	69,632
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(b)(f)	71	63,334
Kraton Corp., 5.00%, 07/15/27(d)	200	201,953
LYB Finance Co. BV, 8.10%, 03/15/27(b)	91	95,541
LYB International Finance II BV, 3.50%, 03/02/27	235	230,869
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(d)	200	203,769
Mativ Holdings Inc., 8.00%, 10/01/29(b)(c)	105	94,527
MEGlobal BV
2.63%, 04/28/28(d)	200	189,105
4.25%, 11/03/26(d)	400	397,253
Methanex Corp.
5.13%, 10/15/27	220	219,183
5.25%, 12/15/29	205	201,387
Minerals Technologies Inc., 5.00%, 07/01/28(b)	120	118,210

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$225	$222,460
5.38%, 11/15/28	177	181,289
NOVA Chemicals Corp., 9.00%, 02/15/30(b)	100	107,644
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(b)	100	92,637
Nutrien Ltd.
2.95%, 05/13/30	150	139,421
4.00%, 12/15/26	35	34,712
4.20%, 04/01/29	250	247,035
4.50%, 03/12/27	125	124,974
4.90%, 03/27/28	205	207,298
5.20%, 06/21/27	215	217,318
OCP SA, 6.10%, 04/30/30(d)	200	203,528
Olin Corp.
5.00%, 02/01/30	150	143,609
5.63%, 08/01/29(c)	205	202,145
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	255	242,915
6.25%, 10/01/29(b)	120	114,834
7.13%, 10/01/27(b)	95	96,528
9.75%, 11/15/28(b)	505	529,639
PPG Industries Inc.
2.55%, 06/15/30	100	91,022
2.80%, 08/15/29	45	42,170
3.75%, 03/15/28	120	118,208
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	125	134,564
RPM International Inc.
3.75%, 03/15/27	145	143,131
4.55%, 03/01/29	100	99,428
SABIC Capital II BV, 4.50%, 10/10/28(d)	400	399,166
Sasol Financing USA LLC
4.38%, 09/18/26	200	197,378
6.50%, 09/27/28	200	192,627
8.75%, 05/03/29(d)	400	399,125
SCIH Salt Holdings Inc.
4.88%, 05/01/28(b)	365	354,411
6.63%, 05/01/29(b)	200	197,674
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(b)	275	273,305
Sherwin-Williams Co. (The)
2.30%, 05/15/30	150	135,507
2.95%, 08/15/29	250	235,552
3.45%, 06/01/27	520	510,843
4.30%, 08/15/28	150	149,791
4.50%, 08/15/30	150	149,523
4.55%, 03/01/28	10	10,041
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	200	194,425
SNF Group SACA
3.13%, 03/15/27(b)	130	125,424
3.38%, 03/15/30(b)	105	96,494
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	197,533
Syensqo Finance America LLC, 5.65%, 06/04/29(b)	235	241,928
Tronox Inc., 4.63%, 03/15/29(b)	335	259,823
Vibrantz Technologies Inc., 9.00%, 02/15/30(b)(c)	230	147,338
Westlake Corp.
3.38%, 06/15/30	100	94,139
3.60%, 08/15/26	325	321,313
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/27(b)	$220	$218,773
5.63%, 08/15/29(b)	350	323,025
Yara International ASA
3.15%, 06/04/30(b)	200	185,076
4.75%, 06/01/28(b)	350	350,118
YPF SA, 9.00%, 06/30/29(a)(d)(h)	200	206,632
		23,729,064
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	120	126,970
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)(c)	135	103,043
SunCoke Energy Inc., 4.88%, 06/30/29(b)	150	137,106
Warrior Met Coal Inc., 7.88%, 12/01/28(b)	45	46,048
		413,167
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(d)	200	193,606
4.20%, 08/04/27(d)	200	193,987
4.38%, 07/03/29(d)	200	189,748
ADT Security Corp. (The), 4.13%, 08/01/29(b)	275	263,232
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	121	119,531
Albion Financing 1 SARL / Aggreko Holdings Inc., 7.00%, 05/21/30(b)	415	427,306
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	277,220
6.88%, 06/15/30(b)	290	297,122
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	640	620,953
Alta Equipment Group Inc., 9.00%, 06/01/29(b)(c)	150	142,471
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	105	96,443
4.63%, 10/01/27(b)	175	171,056
APi Group DE Inc., 4.75%, 10/15/29(b)	50	48,375
Ashtead Capital Inc.
1.50%, 08/12/26(b)	225	217,781
4.00%, 05/01/28(b)	200	196,110
4.25%, 11/01/29(b)	115	112,297
4.38%, 08/15/27(b)	285	282,703
Automatic Data Processing Inc., 1.70%, 05/15/28	250	234,419
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	160	154,053
5.38%, 03/01/29(b)	190	182,853
5.75%, 07/15/27(b)	117	116,302
5.75%, 07/15/27(b)	87	86,570
8.25%, 01/15/30(b)	205	211,103
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	335	338,199
Block Financial LLC, 2.50%, 07/15/28	170	159,925
Brink's Co. (The)
4.63%, 10/15/27(b)	225	221,800
6.50%, 06/15/29(b)	85	87,054
Carriage Services Inc., 4.25%, 05/15/29(b)	125	117,007
Champions Financing Inc., 8.75%, 02/15/29(b)(c)	180	166,625
Cintas Corp. No. 2
3.70%, 04/01/27	320	316,811
4.20%, 05/01/28	125	124,878

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	$455	$457,058
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	272	260,453
4.88%, 07/01/29(b)	275	257,931
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(d)	200	198,513
5.00%, 08/06/28(d)	200	202,562
CoreCivic Inc.
4.75%, 10/15/27	90	88,005
8.25%, 04/15/29	160	169,273
CPI CG Inc., 10.00%, 07/15/29(b)	93	97,156
Dcli Bidco LLC, 7.75%, 11/15/29(b)	145	147,909
Deluxe Corp.
8.00%, 06/01/29(b)	140	134,387
8.13%, 09/15/29(b)	135	138,653
DP World Crescent Ltd.
3.75%, 01/30/30(d)	200	191,613
3.88%, 07/18/29(d)	200	193,395
4.85%, 09/26/28(d)	400	401,482
Element Fleet Management Corp.
5.04%, 03/25/30(b)	180	181,550
5.64%, 03/13/27(b)	105	106,437
6.32%, 12/04/28(b)	280	294,037
Equifax Inc.
3.10%, 05/15/30	150	139,892
4.80%, 09/15/29	115	115,744
5.10%, 12/15/27	275	278,053
5.10%, 06/01/28	220	223,358
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	350	368,994
ERAC USA Finance LLC
3.30%, 12/01/26(b)	260	256,155
4.60%, 05/01/28(b)	360	363,016
5.00%, 02/15/29(b)	275	280,070
Experian Finance PLC
2.75%, 03/08/30(b)	250	232,107
4.25%, 02/01/29(b)	210	208,544
Garda World Security Corp.
4.63%, 02/15/27(b)	180	178,240
6.00%, 06/01/29(b)	150	146,873
7.75%, 02/15/28(b)	125	128,698
GEO Group Inc. (The), 8.63%, 04/15/29	195	206,826
Global Payments Inc.
2.15%, 01/15/27	260	251,052
2.90%, 05/15/30	300	273,701
3.20%, 08/15/29	405	380,737
4.45%, 06/01/28	130	129,400
4.95%, 08/15/27	169	170,019
5.30%, 08/15/29	130	131,786
Grand Canyon University, 5.13%, 10/01/28	125	120,707
GXO Logistics Inc., 6.25%, 05/06/29	215	223,569
Herc Holdings Inc.
5.50%, 07/15/27(b)	350	348,576
6.63%, 06/15/29(b)	230	235,527
7.00%, 06/15/30(b)	490	505,966
Hertz Corp. (The)
4.63%, 12/01/26(b)	160	144,695
5.00%, 12/01/29(b)(c)	300	211,451
12.63%, 07/15/29(b)(c)	370	386,752
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(d)	200	192,826
Hutama Karya Persero PT, 3.75%, 05/11/30(d)	200	191,515
Security	Par (000)	Value
Commercial Services (continued)
Kaspi.KZ JSC, 6.25%, 03/26/30(d)	$200	$203,867
Korn Ferry, 4.63%, 12/15/27(b)	125	122,967
Matthews International Corp., 8.63%, 10/01/27(b)	100	104,096
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	220	217,446
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(d)	200	208,421
Mobius Merger Sub Inc., 9.00%, 06/01/30(b)	150	137,656
Moody's Corp.
3.25%, 01/15/28	180	175,822
4.25%, 02/01/29	100	99,639
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	275	268,095
OT Midco Inc., 10.00%, 02/15/30(b)	195	160,617
PayPal Holdings Inc.
2.30%, 06/01/30	325	294,711
2.65%, 10/01/26	205	201,105
2.85%, 10/01/29	400	376,488
3.90%, 06/01/27	265	263,419
4.45%, 03/06/28	75	75,334
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)	115	105,191
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	330	318,536
6.25%, 01/15/28(b)	305	304,980
PROG Holdings Inc., 6.00%, 11/15/29(b)	175	168,922
PSA Treasury Pte Ltd., 2.25%, 04/30/30(d)	200	182,559
Quanta Services Inc., 4.75%, 08/09/27	30	30,194
RELX Capital Inc.
3.00%, 05/22/30	200	187,730
4.00%, 03/18/29	260	257,173
4.75%, 03/27/30	270	273,273
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	200	201,429
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	325	332,361
10.88%, 08/01/29(b)	130	126,727
S&P Global Inc.
2.45%, 03/01/27	504	489,978
2.50%, 12/01/29	150	139,204
2.70%, 03/01/29	390	368,851
2.95%, 01/22/27	64	62,761
4.25%, 05/01/29	305	304,288
4.75%, 08/01/28	55	55,621
Service Corp. International/U.S.
4.63%, 12/15/27	185	183,238
5.13%, 06/01/29	225	222,807
7.50%, 04/01/27(c)	55	56,940
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(d)	200	183,840
Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/29(d)	200	189,788
Signal Parent Inc., 6.13%, 04/01/29(b)	90	31,638
Sotheby's, 7.38%, 10/15/27(b)	255	251,955
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	90	81,541
StoneMor Inc., 8.50%, 05/15/29(b)	125	118,563
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(b)	210	206,152
TriNet Group Inc., 3.50%, 03/01/29(b)	150	139,219
Trustees of Dartmouth College, 4.27%, 06/01/30	70	69,860
UL Solutions Inc., 6.50%, 10/20/28(b)	130	136,244

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
United Rentals North America Inc.
3.88%, 11/15/27	$225	$219,356
4.00%, 07/15/30	220	208,293
4.88%, 01/15/28	500	496,957
5.25%, 01/15/30	250	249,499
5.50%, 05/15/27	150	149,997
6.00%, 12/15/29(b)	350	356,615
Upbound Group Inc., 6.38%, 02/15/29(b)	165	160,855
Verisk Analytics Inc., 4.13%, 03/15/29	105	104,157
VM Consolidated Inc., 5.50%, 04/15/29(b)	100	98,329
Williams Scotsman Inc.
4.63%, 08/15/28(b)	170	167,176
6.63%, 06/15/29(b)	150	153,847
6.63%, 04/15/30(b)	155	159,877
Wuhan Financial Holdings Group Co. Ltd., 5.40%, 11/05/27(d)	200	199,509
ZipRecruiter Inc., 5.00%, 01/15/30(b)	170	129,074
		28,457,590
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	265	263,315
4.05%, 10/04/29	375	370,615
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	130,255
Amdocs Ltd., 2.54%, 06/15/30	200	180,512
Apple Inc.
1.20%, 02/08/28	925	862,121
1.40%, 08/05/28	790	730,640
1.65%, 05/11/30	500	444,809
2.05%, 09/11/26	605	590,741
2.20%, 09/11/29	550	509,462
2.45%, 08/04/26	800	786,097
2.90%, 09/12/27	320	312,580
3.00%, 06/20/27	405	397,315
3.00%, 11/13/27	360	352,272
3.20%, 05/11/27	390	384,103
3.25%, 08/08/29	325	314,627
3.35%, 02/09/27	800	791,049
4.00%, 05/10/28	530	529,706
4.00%, 05/12/28	300	299,996
4.20%, 05/12/30	300	300,299
ASGN Inc., 4.63%, 05/15/28(b)	180	175,250
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	143	138,703
4.00%, 07/01/29(b)(c)	195	188,523
CA Magnum Holdings, 5.38%, 10/31/26(d)	400	397,131
CGI Inc.
1.45%, 09/14/26	45	43,470
4.95%, 03/14/30(b)	215	217,632
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	155	147,635
Crowdstrike Holdings Inc., 3.00%, 02/15/29	240	224,692
Dell Inc., 7.10%, 04/15/28	80	85,315
Dell International LLC/EMC Corp.
4.35%, 02/01/30	215	212,784
4.75%, 04/01/28	240	241,869
4.90%, 10/01/26	570	571,814
5.00%, 04/01/30	305	309,351
5.25%, 02/01/28	412	420,572
5.30%, 10/01/29	540	554,433
6.10%, 07/15/27	140	144,122
6.20%, 07/15/30	200	213,274
Security	Par (000)	Value
Computers (continued)
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	$280	$296,791
DXC Technology Co.
1.80%, 09/15/26	235	227,449
2.38%, 09/15/28	175	162,736
Gartner Inc.
3.63%, 06/15/29(b)	205	194,571
4.50%, 07/01/28(b)	320	315,629
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	125	128,984
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	335	334,982
4.45%, 09/25/26	300	299,774
4.55%, 10/15/29	730	725,568
5.25%, 07/01/28	215	220,241
HP Inc.
3.00%, 06/17/27	325	316,735
3.40%, 06/17/30	150	140,919
4.00%, 04/15/29	340	332,690
4.75%, 01/15/28	335	338,020
5.40%, 04/25/30	100	102,790
IBM International Capital Pte Ltd.
4.60%, 02/05/27	165	165,468
4.60%, 02/05/29	180	181,227
International Business Machines Corp.
1.70%, 05/15/27	120	114,666
1.95%, 05/15/30	400	355,986
2.20%, 02/09/27	313	303,184
3.30%, 01/27/27	125	123,155
3.50%, 05/15/29	935	906,095
4.15%, 07/27/27	305	304,647
4.50%, 02/06/28	435	436,931
4.65%, 02/10/28	235	236,791
6.22%, 08/01/27	40	41,459
Series .., 4.80%, 02/10/30	345	349,674
KBR Inc., 4.75%, 09/30/28(b)	75	72,286
Kyndryl Holdings Inc.
2.05%, 10/15/26	219	212,102
2.70%, 10/15/28	135	127,145
Leidos Inc., 4.38%, 05/15/30	200	196,420
Lenovo Group Ltd., 5.83%, 01/27/28(d)	200	204,981
McAfee Corp., 7.38%, 02/15/30(b)	600	556,857
NCR Atleos Corp., 9.50%, 04/01/29(b)	425	460,545
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	231,075
5.13%, 04/15/29(b)	119	116,624
NetApp Inc.
2.38%, 06/22/27	108	103,789
2.70%, 06/22/30	200	181,800
Science Applications International Corp., 4.88%, 04/01/28(b)	120	117,953
Seagate Data Storage Technology Pte Ltd.
3.13%, 07/15/29(b)	80	72,172
4.09%, 06/01/29(b)	149	142,603
8.25%, 12/15/29(b)	145	154,553
Virtusa Corp., 7.13%, 12/15/28(b)	115	109,866
Western Digital Corp.
2.85%, 02/01/29	175	162,811
4.75%, 02/15/26	9	8,979
		23,726,807

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	$160	$156,773
4.20%, 05/01/30	135	134,720
4.60%, 03/01/28	100	101,209
Conopco Inc., Series E, 7.25%, 12/15/26	60	62,302
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	155	151,778
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	150	141,983
5.50%, 06/01/28(b)	225	223,445
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	200	184,070
2.60%, 04/15/30	200	183,663
3.15%, 03/15/27	150	147,176
4.38%, 05/15/28	200	200,040
Haleon U.S. Capital LLC
3.38%, 03/24/27	690	678,550
3.38%, 03/24/29	265	256,004
Kenvue Inc.
5.00%, 03/22/30	255	261,265
5.05%, 03/22/28	390	397,892
Prestige Brands Inc., 5.13%, 01/15/28(b)	125	123,891
Procter & Gamble Co. (The)
1.90%, 02/01/27	245	237,214
2.45%, 11/03/26	120	117,439
2.80%, 03/25/27	335	327,982
2.85%, 08/11/27	215	209,858
3.00%, 03/25/30	400	379,648
3.95%, 01/26/28	285	284,618
4.05%, 05/01/30	225	223,583
4.15%, 10/24/29	145	145,105
4.35%, 01/29/29	205	206,632
Unilever Capital Corp.
2.13%, 09/06/29	240	220,540
2.90%, 05/05/27	290	283,793
3.50%, 03/22/28	415	408,102
4.25%, 08/12/27	100	100,148
4.88%, 09/08/28	285	290,282
		6,839,705
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(b)	100	94,204
4.00%, 01/15/28(b)	125	121,714
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	175	171,501
Ferguson Finance PLC
3.25%, 06/02/30(b)	200	187,075
4.50%, 10/24/28(b)	205	203,947
Fujian Zhanglong Group Co. Ltd., 6.70%, 09/02/26(d)	200	203,703
Gates Corp./DE, 6.88%, 07/01/29(b)	170	175,096
LKQ Corp., 5.75%, 06/15/28	200	204,717
Mitsubishi Corp.
5.00%, 07/05/28(b)	400	406,532
5.00%, 07/02/29(b)	235	239,532
Mitsui & Co. Ltd., 4.40%, 09/12/29(d)	200	198,876
RB Global Holdings Inc., 6.75%, 03/15/28(b)	180	184,374
Resideo Funding Inc., 4.00%, 09/01/29(b)	98	92,130
Sumitomo Corp., 5.05%, 07/03/29(d)	200	203,170
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(d)	200	200,411
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	150	151,984
Security	Par (000)	Value
Distribution & Wholesale (continued)
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	$240	$254,807
		3,293,773
Diversified Financial Services — 1.8%
abrdn PLC, 4.25%, 06/30/28(d)	200	194,644
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	1,285	1,251,378
3.00%, 10/29/28	1,140	1,085,004
3.65%, 07/21/27	435	427,796
3.88%, 01/23/28	235	231,138
4.63%, 10/15/27	115	115,054
4.63%, 09/10/29	370	369,107
4.88%, 04/01/28	200	201,529
5.10%, 01/19/29	210	213,189
5.75%, 06/06/28	270	278,198
6.10%, 01/15/27	155	157,955
6.45%, 04/15/27	415	426,881
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	200	208,440
Affiliated Managers Group Inc., 3.30%, 06/15/30	100	93,702
AG Issuer LLC, 6.25%, 03/01/28(b)	175	174,902
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	158	162,252
Air Lease Corp.
1.88%, 08/15/26	402	390,713
2.10%, 09/01/28	250	232,654
2.20%, 01/15/27	287	277,729
3.00%, 02/01/30	200	186,586
3.25%, 10/01/29	155	147,195
3.63%, 04/01/27	190	187,580
3.63%, 12/01/27	35	34,308
4.63%, 10/01/28	55	55,120
5.10%, 03/01/29	150	152,699
5.30%, 02/01/28	325	331,054
5.85%, 12/15/27	300	308,727
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	210	213,629
Aircastle Ltd.
2.85%, 01/26/28(b)	305	290,985
5.95%, 02/15/29(b)	150	155,192
6.50%, 07/18/28(b)	205	214,207
Aircastle Ltd./Aircastle Ireland DAC, 5.25%, 03/15/30(b)	150	151,335
Ally Financial Inc.
2.20%, 11/02/28	220	203,034
4.75%, 06/09/27	245	245,420
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	115	116,454
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(a)	215	218,964
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	155	163,347
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	315	331,119
7.10%, 11/15/27	265	278,506
American Express Co.
1.65%, 11/04/26	393	379,904
2.55%, 03/04/27	565	549,822
3.30%, 05/03/27	575	565,093
4.05%, 05/03/29	290	288,492
4.35%, 07/20/29, (1-day SOFR + 1.220%)(a)	475	473,864
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	475	479,041
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	465	473,024
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	380	384,398
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	425	433,649

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	$475	$479,259
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	470	481,763
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	395	409,568
5.85%, 11/05/27	454	469,108
American Express Credit Corp., 3.30%, 05/03/27	200	196,580
Ameriprise Financial Inc.
2.88%, 09/15/26	25	24,592
5.70%, 12/15/28	185	192,485
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	40	37,507
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	105	97,630
Ares Management Corp., 6.38%, 11/10/28	150	157,998
Aretec Group Inc., 7.50%, 04/01/29(b)	125	124,996
Armor Holdco Inc., 8.50%, 11/15/29(b)	100	96,091
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/30(b)	250	252,224
Aviation Capital Group LLC
1.95%, 09/20/26(b)	327	316,762
3.50%, 11/01/27(b)	225	218,922
4.75%, 04/14/27(b)	55	55,006
5.13%, 04/10/30(b)	150	150,999
5.38%, 07/15/29(b)	160	162,648
6.25%, 04/15/28(b)	280	290,337
6.38%, 07/15/30(b)	150	158,764
6.75%, 10/25/28(b)	125	132,396
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	739	703,113
2.75%, 02/21/28(b)	115	109,026
3.25%, 02/15/27(b)	282	274,821
4.95%, 01/15/28(b)	170	170,670
5.15%, 01/15/30(b)	195	196,362
5.38%, 05/30/30(b)	225	228,770
5.75%, 03/01/29(b)	380	389,907
5.75%, 11/15/29(b)	310	319,203
6.38%, 05/04/28(b)	305	317,062
Azorra Finance Ltd.
7.25%, 01/15/31(b)	70	71,490
7.75%, 04/15/30(b)	170	176,992
Banco BTG Pactual SA/Cayman Islands
5.75%, 01/22/30(d)	200	200,429
6.25%, 04/08/29(d)	200	206,087
BGC Group Inc.
6.15%, 04/02/30(b)	175	177,032
6.60%, 06/10/29	170	175,863
8.00%, 05/25/28	130	138,522
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	180	166,112
2.50%, 01/10/30(b)	150	137,421
3.15%, 10/02/27(b)	172	167,052
5.90%, 11/03/27(b)	185	190,338
BOC Aviation Ltd., 3.50%, 09/18/27(d)	400	391,755
BOC Aviation USA Corp.
4.75%, 01/14/28(d)	200	201,170
5.00%, 01/17/29(d)	200	203,118
5.25%, 01/14/30(d)	200	205,979
5.75%, 11/09/28(d)	200	207,393
Bocom Leasing Management Hong Kong Co. Ltd.
5.00%, 06/26/27(d)	200	201,481
Security	Par (000)	Value
Diversified Financial Services (continued)
5.05%, 06/26/27, (1-day SOFR Index + 0.680%)(a)(d)	$200	$199,797
5.13%, 03/07/30, (1-day SOFR Index + 0.770%)(a)(d)	200	199,418
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)	100	103,330
9.75%, 03/15/29(b)	280	300,381
Brookfield Finance Inc.
3.90%, 01/25/28	450	443,219
4.35%, 04/15/30	200	197,454
4.85%, 03/29/29	305	307,483
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	150	149,273
6.88%, 04/15/30(b)	200	199,588
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	192	189,996
7.20%, 12/12/28(b)	300	318,891
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	512	494,759
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	375	358,164
3.65%, 05/11/27	250	246,591
3.75%, 03/09/27	170	168,182
3.80%, 01/31/28	505	497,490
4.10%, 02/09/27	295	293,444
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	572	575,204
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	250	254,858
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	275	282,525
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	360	367,488
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	245	252,775
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	440	459,477
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	305	314,097
Cboe Global Markets Inc., 3.65%, 01/12/27	165	163,321
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26(d)	200	193,569
CDBL FUNDING 1 Co. GUAR REGS 05/30 4.75, 4.75%, 05/27/30(d)	200	201,402
Charles Schwab Corp. (The)
2.00%, 03/20/28	320	302,228
2.45%, 03/03/27	519	504,151
2.75%, 10/01/29	55	51,609
3.20%, 03/02/27	225	221,025
3.20%, 01/25/28	95	92,683
3.25%, 05/22/29	175	168,366
3.30%, 04/01/27	265	260,719
4.00%, 02/01/29	170	168,478
4.63%, 03/22/30	210	212,203
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	575	594,082
5.88%, 08/24/26	165	167,206
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	305	321,868
China Cinda 2020 I Management Ltd.
3.00%, 03/18/27(d)	200	194,620
3.25%, 01/28/27(d)	400	391,446
5.38%, 07/23/27(d)	200	202,161
5.75%, 05/28/29(d)	200	206,502
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	400	397,896
4.75%, 02/08/28(d)	600	600,092
4.75%, 02/21/29(d)	200	200,413
China Great Wall International Holdings V Ltd., 2.88%, 11/23/26(d)	200	194,962
China Great Wall International Holdings VI Ltd., 5.25%, 04/23/28(d)	200	201,510

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CI Financial Corp., 7.50%, 05/30/29(b)	$230	$243,071
CICC Hong Kong Finance 2016 MTN Ltd., 5.29%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(d)	200	200,692
Citadel Finance LLC, 5.90%, 02/10/30(b)	250	251,020
Citadel LP
4.88%, 01/15/27(b)	80	79,752
6.00%, 01/23/30(b)	185	190,605
Clifford Capital Credit Solutions Pte Ltd., 4.78%, 01/14/30(d)	200	204,605
CMB International Leasing Management Ltd., 1.75%, 09/16/26(d)	200	193,714
CME Group Inc.
3.75%, 06/15/28	120	118,798
4.40%, 03/15/30	250	250,027
Coastal Emerald Ltd., 6.50%, (3-year CMT + 4.781%)(a)(d)(g)	200	206,108
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	115	100,329
12.25%, 11/01/29(b)	50	51,975
Coinbase Global Inc., 3.38%, 10/01/28(b)	330	310,707
Credit Acceptance Corp.
6.63%, 03/15/30(b)	135	136,744
9.25%, 12/15/28(b)	205	216,839
CSI MTN Ltd., 5.07%, 10/22/27, (1-day SOFR Index + 0.730%)(a)(d)	200	200,286
Eaton Vance Corp., 3.50%, 04/06/27	270	266,119
Enact Holdings Inc., 6.25%, 05/28/29	200	206,822
Encore Capital Group Inc.
8.50%, 05/15/30(b)	150	158,770
9.25%, 04/01/29(b)	150	158,717
Enova International Inc.
9.13%, 08/01/29(b)	150	157,159
11.25%, 12/15/28(b)	120	128,164
Far East Horizon Ltd.
5.88%, 03/05/28(d)	200	199,473
6.63%, 04/16/27(d)	400	407,053
Finance of America Funding LLC, 7.88%, 11/30/27(b)(c)	63	57,747
FMR LLC, 7.57%, 06/15/29(b)	215	238,315
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	355	371,209
GGAM Finance Ltd.
5.88%, 03/15/30(b)	100	100,402
6.88%, 04/15/29(b)	150	154,635
8.00%, 02/15/27(b)	210	216,352
8.00%, 06/15/28(b)	200	211,351
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	340	350,403
goeasy Ltd.
7.63%, 07/01/29(b)	200	205,975
9.25%, 12/01/28(b)	170	179,911
Series 144*, 6.88%, 05/15/30(b)	115	115,513
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(b)	140	81,505
Hightower Holding LLC
6.75%, 04/15/29(b)	100	99,513
9.13%, 01/31/30(b)(c)	120	127,617
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)	200	206,820
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(d)	200	194,535
2.25%, 11/02/26(d)	200	194,387
2.70%, 01/27/27(d)	200	194,641
Security	Par (000)	Value
Diversified Financial Services (continued)
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	$400	$399,585
Intercontinental Exchange Inc.
2.10%, 06/15/30	350	313,752
3.10%, 09/15/27	25	24,372
3.63%, 09/01/28	295	288,737
3.75%, 09/21/28	110	108,120
4.00%, 09/15/27	730	725,857
4.35%, 06/15/29	400	400,259
Inventive Global Investments Ltd., 1.60%, 09/01/26(d)	200	193,383
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(b)	175	167,658
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	335	323,128
Jefferies Financial Group Inc.
4.15%, 01/23/30	300	292,906
4.85%, 01/15/27	230	231,059
5.88%, 07/21/28	370	382,585
6.45%, 06/08/27	147	151,508
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	115	114,759
8.25%, 05/15/30(b)	145	151,372
9.50%, 02/15/29(b)	125	131,976
JIC Zhixin Ltd., 3.50%, 11/24/27(d)	200	195,982
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(d)	400	379,916
5.50%, 02/01/27(d)	200	201,583
5.75%, 06/06/29(d)	400	411,813
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	193,801
Korea Ocean Business Corp.
4.63%, 05/09/30(d)	200	201,754
5.25%, 05/02/29(d)	200	205,208
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	188,153
4.50%, 02/23/27(d)	200	187,678
Lazard Group LLC
4.38%, 03/11/29	130	128,656
4.50%, 09/19/28	205	204,003
LD Holdings Group LLC
6.13%, 04/01/28(b)	145	124,303
8.75%, 11/01/27(b)	114	106,863
LFS Topco LLC, 8.75%, 07/15/30(b)	125	120,880
LPL Holdings Inc.
4.00%, 03/15/29(b)	280	271,421
4.63%, 11/15/27(b)	285	283,440
4.90%, 04/03/28	25	25,149
5.15%, 06/15/30	125	126,405
5.20%, 03/15/30	225	227,657
5.70%, 05/20/27	175	177,870
6.75%, 11/17/28	265	281,353
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	210	211,388
LSEGA Financing PLC, 2.00%, 04/06/28(b)	355	333,041
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	130	129,865
5.20%, 03/27/28(b)	245	247,310
6.40%, 03/26/29(b)	165	171,619
8.13%, 03/30/29(b)	210	219,241
Marex Group PLC
5.83%, 05/08/28	150	151,573
6.40%, 11/04/29	200	205,078

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
2.95%, 11/21/26	$85	$83,680
2.95%, 06/01/29	330	315,791
3.30%, 03/26/27	345	340,454
3.35%, 03/26/30	480	460,927
3.50%, 02/26/28	55	54,157
4.10%, 01/15/28	160	159,890
4.55%, 03/15/28	90	90,943
4.88%, 03/09/28	370	377,239
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	125	117,419
6.50%, 05/01/28(b)	305	302,403
Mirae Asset Securities Co. Ltd.
5.25%, 03/06/28(d)	200	202,068
5.88%, 01/26/27(d)	200	202,951
6.00%, 01/26/29(d)	200	207,218
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	200	201,441
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	200	202,719
5.81%, 09/12/28(b)	215	221,674
Muthoot Finance Ltd.
6.38%, 04/23/29(d)	200	200,312
7.13%, 02/14/28(d)	200	204,752
Nasdaq Inc., 5.35%, 06/28/28(c)	372	381,920
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28(b)	280	279,714
6.00%, 01/15/27(b)	190	190,197
6.50%, 08/01/29(b)	225	229,923
Navient Corp.
4.88%, 03/15/28	175	170,700
5.00%, 03/15/27	215	212,601
5.50%, 03/15/29	225	220,149
9.38%, 07/25/30	125	136,718
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	185	183,732
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	193,570
Nomura Holdings Inc.
2.17%, 07/14/28	350	326,657
2.33%, 01/22/27	420	406,241
2.71%, 01/22/29	220	205,950
3.10%, 01/16/30	470	437,789
4.90%, 07/01/30	200	200,251
5.39%, 07/06/27	200	202,697
5.59%, 07/02/27	160	162,986
5.61%, 07/06/29	200	206,237
5.84%, 01/18/28	200	205,551
6.07%, 07/12/28	210	218,221
Nuveen LLC
4.00%, 11/01/28(b)	255	251,940
5.55%, 01/15/30(b)	155	161,080
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(d)	200	206,066
OneMain Finance Corp.
3.50%, 01/15/27	255	248,820
3.88%, 09/15/28	180	171,676
5.38%, 11/15/29	215	210,772
6.13%, 05/15/30	85	85,186
6.63%, 01/15/28	235	240,584
6.63%, 05/15/29	245	250,186
7.88%, 03/15/30	200	210,572
9.00%, 01/15/29	265	277,778
Security	Par (000)	Value
Diversified Financial Services (continued)
ORIX Corp.
3.70%, 07/18/27	$110	$108,274
4.65%, 09/10/29	220	220,614
5.00%, 09/13/27	315	317,772
Osaic Holdings Inc., 10.75%, 08/01/27(b)(c)	100	100,000
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(b)	135	134,922
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	200	191,707
7.88%, 12/15/29(b)	220	232,148
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	150	150,298
Pioneer Reward Ltd., 5.24%, 11/29/26, (1-day SOFR + 1.100%)(a)(d)	200	200,520
Planet Financial Group LLC, 10.50%, 12/15/29(b)	150	153,151
Power Finance Corp. Ltd.
3.90%, 09/16/29(d)	200	193,180
4.50%, 06/18/29(d)	200	197,991
6.15%, 12/06/28(d)	200	208,440
PRA Group Inc.
5.00%, 10/01/29(b)(c)	110	101,605
8.38%, 02/01/28(b)	126	128,949
8.88%, 01/31/30(b)	165	171,307
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	160	167,554
Radian Group Inc.
4.88%, 03/15/27	261	260,454
6.20%, 05/15/29	160	166,140
Raymond James Financial Inc., 4.65%, 04/01/30	150	151,497
REC Ltd.
2.75%, 01/13/27(d)	200	194,382
3.88%, 07/07/27(d)	400	393,595
4.75%, 09/27/29(d)	200	199,681
Rfna LP, 7.88%, 02/15/30(b)	150	152,877
Rocket Companies Inc., 6.13%, 08/01/30(b)	150	152,214
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	390	380,372
3.63%, 03/01/29(b)	225	212,596
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	193,656
Shriram Finance Ltd.
6.15%, 04/03/28(d)	200	201,352
6.63%, 04/22/27(d)	200	203,287
SLM Corp.
3.13%, 11/02/26	175	170,804
6.50%, 01/31/30	125	129,835
Soar Wise Ltd.
4.63%, 08/27/27(d)	200	195,965
5.18%, 03/28/30, (1-day SOFR Index + 0.830%)(a)(d)	200	192,972
SRC Sukuk Ltd., 5.00%, 02/27/28(d)	200	201,936
Stifel Financial Corp., 4.00%, 05/15/30	100	96,321
Sumitomo Mitsui Finance & Leasing Co. Ltd.
5.11%, 01/23/29(d)	200	202,240
5.24%, 05/01/30(d)	200	203,270
Synchrony Financial
3.70%, 08/04/26	120	118,768
3.95%, 12/01/27	165	161,868
5.15%, 03/19/29	195	195,680
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)	200	201,390

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	$230	$236,088
Tata Capital Ltd., 5.39%, 07/21/28(d)	200	202,315
TrueNoord Capital DAC, 8.75%, 03/01/30(b)	110	113,947
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	200	195,718
5.75%, 06/15/27(b)	175	175,112
USAA Capital Corp.
2.13%, 05/01/30(b)	150	135,675
5.25%, 06/01/27(b)	150	152,610
UWM Holdings LLC, 6.63%, 02/01/30(b)	225	225,243
Visa Inc.
0.75%, 08/15/27	220	206,361
1.90%, 04/15/27	485	467,380
2.05%, 04/15/30	450	407,684
2.75%, 09/15/27	60	58,375
Voya Financial Inc., 4.70%, 01/23/48(a)	70	66,951
World Acceptance Corp., 7.00%, 11/01/26(b)	85	86,488
XP Inc., 6.75%, 07/02/29(d)	200	203,808
Zhuji Development Ltd., 5.55%, 08/20/27(d)	200	201,391
		78,655,843
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(d)	200	187,240
4.38%, 01/24/29(d)	200	199,311
4.88%, 04/23/30(d)	200	203,604
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(d)	200	183,445
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(d)	200	197,152
AEP Texas Inc.
3.95%, 06/01/28	40	39,383
5.45%, 05/15/29	205	211,134
Series I, 2.10%, 07/01/30	150	133,217
AES Andes SA, 6.30%, 03/15/29(d)	200	206,724
AES Corp. (The)
3.95%, 07/15/30(b)	200	190,362
5.45%, 06/01/28	335	340,245
6.95%, 07/15/55, (5-year CMT + 2.890%)(a)	145	139,999
7.60%, 01/15/55, (5-year CMT + 3.201%)(a)	285	288,832
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)	376	343,884
Alabama Power Co., 3.75%, 09/01/27	580	574,509
Alexander Funding Trust II, 7.47%, 07/31/28(b)	225	239,529
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(a)	310	301,558
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	130	127,915
5.40%, 06/06/27(b)	155	156,147
5.95%, 03/30/29(b)	145	151,455
Ameren Corp.
1.75%, 03/15/28	35	32,673
1.95%, 03/15/27	225	216,175
5.00%, 01/15/29	180	182,975
5.70%, 12/01/26	215	217,943
American Electric Power Co. Inc.
2.30%, 03/01/30	130	117,387
3.20%, 11/13/27	80	77,878
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	239	230,554
5.20%, 01/15/29	330	337,205
5.75%, 11/01/27	495	507,952
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	100	104,558
Security	Par (000)	Value
Electric (continued)
Series J, 4.30%, 12/01/28	$150	$149,303
Arizona Public Service Co.
2.60%, 08/15/29	150	139,507
2.95%, 09/15/27	25	24,174
Atlantic City Electric Co., 4.00%, 10/15/28	25	24,751
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	125	120,693
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)	15	14,869
Avangrid Inc., 3.80%, 06/01/29	255	248,593
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(d)	180	178,377
Baltimore Gas & Electric Co., 2.40%, 08/15/26	50	48,994
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	175	170,562
3.70%, 07/15/30	300	289,768
Black Hills Corp.
2.50%, 06/15/30	100	90,209
3.05%, 10/15/29	100	93,445
3.15%, 01/15/27	100	97,891
5.95%, 03/15/28	215	222,197
Calpine Corp.
4.50%, 02/15/28(b)	380	375,854
4.63%, 02/01/29(b)	225	221,154
5.13%, 03/15/28(b)	420	417,947
Capital Power U.S. Holdings Inc., 5.26%, 06/01/28(b)	200	202,122
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	195,834
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	150	151,918
5.20%, 10/01/28	210	215,289
Series Z, 2.40%, 09/01/26	137	134,291
CenterPoint Energy Inc.
2.95%, 03/01/30	120	111,518
5.40%, 06/01/29	220	226,508
6.70%, 05/15/55, (5-year CMT + 2.586%)(a)	150	152,018
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	100	104,236
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(d)	200	189,784
Central International Development BVI Ltd., 5.10%, 08/19/27(d)	200	200,387
CGNPC International Ltd., 3.75%, 12/11/27(d)	200	196,954
Chile Electricity PEC SpA, 0.00%, 01/25/28(d)(i)	182	161,105
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 5.30%, (3-year CMT + 3.775%)(a)(d)(g)	200	202,628
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	394,318
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	280	275,131
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	420	406,887
CLP Power HK Finance Ltd., 5.45%, , (1-day SOFR + 1.000%)(a)(d)(g)	200	204,527
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	200	180,537
3.38%, 10/26/27(d)	200	195,775
CMS Energy Corp.
3.45%, 08/15/27	110	107,860
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	100	96,680
Colbun SA, 3.95%, 10/11/27(d)	200	197,456

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Comision Federal de Electricidad
4.69%, 05/15/29(d)	$400	$387,893
4.75%, 02/23/27(d)	200	199,640
5.70%, 01/24/30(d)	200	198,841
Commonwealth Edison Co., 3.70%, 08/15/28	215	211,256
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	130	130,877
4.95%, 01/15/30	130	132,279
Series A, 3.20%, 03/15/27	175	171,774
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30	150	143,836
Series B, 3.13%, 11/15/27	160	155,920
Series D, 4.00%, 12/01/28	125	124,073
Constellation Energy Generation LLC, 5.60%, 03/01/28	255	262,648
Consumers Energy Co.
3.80%, 11/15/28	100	98,479
4.60%, 05/30/29	245	246,933
4.65%, 03/01/28	220	221,943
4.70%, 01/15/30	190	192,132
4.90%, 02/15/29	165	167,869
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	200	205,289
Dominion Energy Inc.
4.25%, 06/01/28	250	248,669
4.60%, 05/15/28	280	281,110
5.00%, 06/15/30	250	254,286
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	250	261,510
Series B, 3.60%, 03/15/27	50	49,349
Series C, 3.38%, 04/01/30	455	431,918
Series D, 2.85%, 08/15/26	145	142,421
DPL Inc., 4.35%, 04/15/29	125	122,022
DTE Electric Co.
2.25%, 03/01/30	150	136,515
4.85%, 12/01/26	185	186,511
Series A, 1.90%, 04/01/28	45	42,339
DTE Energy Co.
2.85%, 10/01/26	70	68,698
2.95%, 03/01/30	100	92,909
4.88%, 06/01/28	465	469,988
4.95%, 07/01/27	265	267,470
5.10%, 03/01/29	300	305,190
5.20%, 04/01/30	300	306,628
Series C, 3.40%, 06/15/29	145	138,721
Duke Energy Carolinas LLC
2.45%, 08/15/29	105	97,566
2.45%, 02/01/30	150	138,099
2.95%, 12/01/26	140	137,602
3.95%, 11/15/28	155	153,680
4.85%, 03/15/30	150	152,604
Series A, 6.00%, 12/01/28(c)	30	31,388
Duke Energy Corp.
2.45%, 06/01/30	250	226,653
2.65%, 09/01/26	195	191,122
3.15%, 08/15/27	50	48,827
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	189	181,055
3.40%, 06/15/29	150	144,166
4.30%, 03/15/28	565	564,053
4.85%, 01/05/27	125	125,783
4.85%, 01/05/29	140	141,596
Security	Par (000)	Value
Electric (continued)
5.00%, 12/08/27	$420	$425,621
Duke Energy Florida LLC
1.75%, 06/15/30	150	132,139
2.50%, 12/01/29	210	194,526
3.20%, 01/15/27	240	236,258
3.80%, 07/15/28	170	168,171
Duke Energy Ohio Inc., 3.65%, 02/01/29	235	229,392
Duke Energy Progress LLC
3.45%, 03/15/29	205	198,900
3.70%, 09/01/28	30	29,445
4.35%, 03/06/27	45	45,084
Duquesne Light Holdings Inc., 3.62%, 08/01/27(b)	45	43,472
Edison International
4.13%, 03/15/28	115	111,514
5.25%, 11/15/28	205	203,627
5.45%, 06/15/29	165	163,907
5.75%, 06/15/27(c)	15	15,133
6.25%, 03/15/30	160	162,444
6.95%, 11/15/29(c)	205	213,864
7.88%, 06/15/54, (5-year CMT + 3.658%)(a)	110	105,762
8.13%, 06/15/53, (5-year CMT + 3.864%)(a)	175	172,893
EDP Finance BV, 1.71%, 01/24/28(b)	235	219,898
Electricite de France SA
4.50%, 09/21/28(b)	580	578,141
5.65%, 04/22/29(b)	535	551,968
5.70%, 05/23/28(b)	710	729,342
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(d)	400	370,326
Enel Americas SA, 4.00%, 10/25/26	244	242,141
Enel Chile SA, 4.88%, 06/12/28	415	417,401
Enel Finance International NV
2.13%, 07/12/28(b)	215	200,534
3.50%, 04/06/28(b)	315	306,592
3.63%, 05/25/27(b)	260	256,003
4.63%, 06/15/27(b)	250	250,678
4.88%, 06/14/29(b)	220	224,262
5.13%, 06/26/29(b)	390	396,115
Engie Energia Chile SA, 3.40%, 01/28/30(d)	200	185,692
Engie SA, 5.25%, 04/10/29(b)	285	290,902
Entergy Arkansas LLC, 4.00%, 06/01/28	55	54,678
Entergy Corp.
1.90%, 06/15/28	160	149,568
2.80%, 06/15/30	150	138,110
2.95%, 09/01/26	285	279,877
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	320	331,900
Entergy Louisiana LLC
2.40%, 10/01/26	175	170,895
3.12%, 09/01/27	160	156,199
3.25%, 04/01/28	50	48,662
Entergy Texas Inc., 4.00%, 03/30/29	20	19,727
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	200	195,566
6.35%, 08/10/28(d)	200	203,492
8.45%, 08/10/28(d)	200	210,821
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)	150	156,590
Evergy Inc.
2.90%, 09/15/29	220	206,117
6.65%, 06/01/55, (5-year CMT + 2.558%)(a)	75	75,759
Evergy Kansas Central Inc., 4.70%, 03/13/28	85	85,618
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30(c)	150	135,490

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	$245	$247,790
Eversource Energy
2.90%, 03/01/27	213	207,581
4.60%, 07/01/27	175	175,215
5.00%, 01/01/27	135	135,882
5.45%, 03/01/28	575	587,589
5.95%, 02/01/29	280	291,786
Series M, 3.30%, 01/15/28	10	9,720
Series O, 4.25%, 04/01/29	205	202,511
Series U, 1.40%, 08/15/26	125	120,808
Exelon Corp.
2.75%, 03/15/27	320	311,519
4.05%, 04/15/30	400	392,337
5.15%, 03/15/28	275	279,666
5.15%, 03/15/29	215	219,925
Fells Point Funding Trust, 3.05%, 01/31/27(b)	152	148,542
FirstEnergy Corp.
2.65%, 03/01/30	180	165,049
Series B, 3.90%, 07/15/27	517	510,652
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	50	48,332
4.30%, 01/15/29(b)	170	167,909
5.20%, 04/01/28(b)	60	61,070
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	150	142,718
4.55%, 01/15/30	130	129,704
Florida Power & Light Co.
4.40%, 05/15/28	195	195,700
4.63%, 05/15/30	150	151,300
5.05%, 04/01/28	535	545,783
5.15%, 06/15/29	245	252,091
Series A, 3.30%, 05/30/27	63	61,912
Fortis Inc./Canada, 3.06%, 10/04/26	367	359,932
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(d)	200	194,949
Georgia Power Co.
3.25%, 03/30/27	40	39,311
4.55%, 03/15/30	150	150,770
4.65%, 05/16/28	230	231,959
5.00%, 02/23/27	55	55,553
Series B, 2.65%, 09/15/29	200	187,357
Hongkong Electric Finance Ltd., 2.25%, 06/09/30(d)	200	180,170
Indiana Michigan Power Co., 3.85%, 05/15/28	100	98,570
Interstate Power & Light Co.
3.60%, 04/01/29	105	102,016
4.10%, 09/26/28	255	252,250
Investment Energy Resources Ltd., 6.25%, 04/26/29(d)	200	196,056
IPALCO Enterprises Inc., 4.25%, 05/01/30	150	144,110
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	390,602
ITC Holdings Corp.
2.95%, 05/14/30(b)	200	185,075
3.35%, 11/15/27	20	19,465
4.95%, 09/22/27(b)	540	543,339
JERA Co. Inc., 3.67%, 04/14/27(d)	200	196,652
Kallpa Generacion SA, 4.13%, 08/16/27(d)	200	197,851
Kansai Electric Power Co. Inc. (The), 5.04%, 02/26/30(d)	200	203,479
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	193,520
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	130	122,018
Liberty Utilities Co., 5.58%, 01/31/29(b)	110	112,646
Security	Par (000)	Value
Electric (continued)
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	$200	$201,286
5.50%, 02/14/29(d)	200	203,360
MidAmerican Energy Co.
3.10%, 05/01/27	105	103,017
3.65%, 04/15/29	325	317,618
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	45	44,478
Monongahela Power Co., 3.55%, 05/15/27(b)	115	113,069
MVM Energetika Zrt, 7.50%, 06/09/28(d)	200	210,055
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	185	175,848
3.92%, 08/01/28(b)	5	4,902
National Central Cooling Co. PJSC
2.50%, 10/21/27(d)	200	190,227
5.28%, 03/05/30(d)	200	203,545
National Grid PLC, 5.60%, 06/12/28	225	231,491
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	150	137,395
3.05%, 04/25/27	60	58,678
3.40%, 02/07/28	300	293,028
3.70%, 03/15/29	150	146,484
3.90%, 11/01/28	100	98,440
4.12%, 09/16/27	95	94,635
4.75%, 02/07/28	90	90,784
4.80%, 02/05/27	160	161,026
4.80%, 03/15/28	190	192,294
4.85%, 02/07/29	170	172,545
4.95%, 02/07/30	155	157,990
5.05%, 09/15/28	240	244,733
5.10%, 05/06/27	75	75,890
5.15%, 06/15/29	145	149,008
5.60%, 11/13/26	110	111,420
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	60	62,767
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.936%)(a)	50	49,841
Series CC, 3.70%, 05/01/29	185	180,151
Series DD, 2.40%, 05/01/30	125	113,849
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	100	98,324
5.65%, 08/15/28(b)	57	58,998
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	488	470,310
1.90%, 06/15/28	465	434,718
2.25%, 06/01/30	600	539,747
2.75%, 11/01/29	275	256,548
3.50%, 04/01/29	195	188,362
3.55%, 05/01/27	635	625,193
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	95	91,416
4.63%, 07/15/27	370	371,275
4.69%, 09/01/27	160	160,768
4.80%, 12/01/77(a)	40	38,468
4.85%, 02/04/28	280	282,967
4.90%, 02/28/28	370	373,982
4.90%, 03/15/29	320	324,439
5.00%, 02/28/30(c)	230	234,414
5.05%, 03/15/30	330	335,993
5.65%, 05/01/79(a)	145	144,656
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	235	242,500
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	150	132,444

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.28%, 12/15/28(b)	$190	$187,966
NorthWestern Corp., 5.07%, 03/21/30(b)	100	101,499
NRG Energy Inc.
2.45%, 12/02/27(b)	265	250,924
3.38%, 02/15/29(b)	150	140,821
4.45%, 06/15/29(b)	105	103,254
5.25%, 06/15/29(b)	225	222,496
5.75%, 01/15/28	225	225,369
5.75%, 07/15/29(b)	240	239,655
NSTAR Electric Co.
3.25%, 05/15/29	145	139,136
4.85%, 03/01/30	140	142,087
NTPC Ltd., 4.50%, 03/19/28(d)	200	198,835
OGE Energy Corp., 5.45%, 05/15/29	120	123,594
Ohio Edison Co., 4.95%, 12/15/29(b)	65	65,801
Ohio Power Co., Series P, 2.60%, 04/01/30	100	91,880
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	100	94,697
3.30%, 03/15/30	105	99,465
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	200,750
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	200	184,906
3.70%, 11/15/28	225	220,249
4.30%, 05/15/28	200	199,631
4.50%, 03/20/27(b)	150	150,417
4.65%, 11/01/29	177	178,552
Pacific Gas and Electric Co.
2.10%, 08/01/27	310	294,710
3.00%, 06/15/28	375	356,370
3.30%, 03/15/27	50	48,861
3.30%, 12/01/27	200	193,163
3.75%, 07/01/28	385	373,623
4.20%, 03/01/29	115	112,211
4.55%, 07/01/30	900	882,273
5.00%, 06/04/28	150	150,803
5.45%, 06/15/27	165	167,100
5.55%, 05/15/29	230	234,410
6.10%, 01/15/29	305	315,249
PacifiCorp
3.50%, 06/15/29	130	125,042
5.10%, 02/15/29	210	213,634
Palomino Funding Trust I, 7.23%, 05/17/28(b)	235	248,333
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	235	227,697
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)	200	201,967
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(d)	200	194,289
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(d)	200	184,970
4.13%, 05/15/27(d)	600	594,668
5.38%, 01/25/29(d)	200	204,383
5.45%, 05/21/28(d)	200	203,963
PG&E Corp.
5.00%, 07/01/28	325	317,166
5.25%, 07/01/30	265	253,874
7.38%, 03/15/55, (5-year CMT + 3.883%)(a)	450	434,145
Pike Corp., 5.50%, 09/01/28(b)	250	248,970
Pinnacle West Capital Corp.
4.90%, 05/15/28	155	156,411
5.15%, 05/15/30	45	45,867
Security	Par (000)	Value
Electric (continued)
PPL Capital Funding Inc., 4.13%, 04/15/30	$100	$97,959
PSEG Power LLC, 5.20%, 05/15/30(b)	240	245,152
Public Service Co. of Colorado, 3.70%, 06/15/28	65	64,016
Public Service Co. of New Hampshire, 4.40%, 07/01/28	100	100,274
Public Service Electric & Gas Co.
2.25%, 09/15/26	40	39,078
3.00%, 05/15/27	45	44,040
3.20%, 05/15/29	100	96,180
3.70%, 05/01/28	100	98,770
Public Service Enterprise Group Inc.
4.90%, 03/15/30	185	187,240
5.20%, 04/01/29	260	266,438
5.85%, 11/15/27	255	262,779
5.88%, 10/15/28	265	275,679
Puget Energy Inc.
2.38%, 06/15/28	145	136,261
4.10%, 06/15/30	150	144,427
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(d)	200	190,531
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	190	185,992
San Diego Gas & Electric Co., 4.95%, 08/15/28	160	162,844
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.404%)(a)(d)(g)	200	196,061
8.75%, (5-year CMT + 7.732%)(a)(d)(g)	200	200,228
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	400	403,040
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(d)	200	201,998
5.23%, 02/18/30(d)	400	406,963
Sempra
3.25%, 06/15/27	75	73,227
3.40%, 02/01/28	358	348,190
3.70%, 04/01/29	165	160,048
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	378	364,961
5.40%, 08/01/26	213	214,406
6.63%, 04/01/55, (5-year CMT + 2.354%)(a)	100	98,086
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	265	267,655
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(d)(g)	200	193,578
Southern California Edison Co.
2.25%, 06/01/30	150	132,347
2.85%, 08/01/29	185	171,612
4.40%, 09/06/26	95	94,719
4.88%, 02/01/27	160	160,243
5.15%, 06/01/29	195	196,866
5.25%, 03/15/30	175	176,305
5.30%, 03/01/28	200	202,242
5.65%, 10/01/28	185	189,253
5.85%, 11/01/27	345	352,649
6.65%, 04/01/29	15	15,641
Series A, 4.20%, 03/01/29	195	190,822
Series B, 3.65%, 03/01/28	115	112,007
Series D, 4.70%, 06/01/27	190	190,052
Southern Co. (The)
4.85%, 06/15/28	310	314,010
5.11%, 08/01/27	220	222,960
5.50%, 03/15/29	265	274,596
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	339	333,837

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 21-B, 1.75%, 03/15/28	$35	$32,702
Series A, 3.70%, 04/30/30	300	289,190
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	42	41,054
Series M, 4.10%, 09/15/28	320	316,359
SP Group Treasury Pte Ltd., 3.38%, 02/27/29(b)	250	242,621
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	200	194,741
State Grid Europe Development PLC, 3.25%, 04/07/27(d)	400	393,337
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26(d)	200	193,041
3.50%, 05/04/27(d)	400	394,750
4.25%, 05/02/28(d)	200	199,764
System Energy Resources Inc., 6.00%, 04/15/28	353	365,476
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	360	382,645
Tampa Electric Co., 4.90%, 03/01/29	115	116,603
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	200	196,540
4.85%, 11/01/28(d)	200	201,186
TransAlta Corp., 7.75%, 11/15/29	115	119,694
Transelec SA, 3.88%, 01/12/29(b)	200	193,625
Union Electric Co.
2.95%, 06/15/27	80	78,185
2.95%, 03/15/30	150	140,725
3.50%, 03/15/29	195	189,732
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	135	127,622
Series A, 3.50%, 03/15/27	275	271,687
Series A, 3.80%, 04/01/28	165	163,275
Series B, 2.95%, 11/15/26	50	49,057
Series B, 3.75%, 05/15/27	350	346,460
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	352	347,114
4.30%, 07/15/29(b)	120	118,110
4.38%, 05/01/29(b)	375	363,426
5.00%, 07/31/27(b)	435	432,831
5.05%, 12/30/26(b)	40	40,138
5.50%, 09/01/26(b)	300	299,734
5.63%, 02/15/27(b)	385	384,537
WEC Energy Group Inc.
4.75%, 01/15/28	290	292,189
5.15%, 10/01/27	290	293,917
5.60%, 09/12/26	57	57,592
Wisconsin Electric Power Co.
1.70%, 06/15/28	20	18,674
5.00%, 05/15/29	85	86,792
Wisconsin Power and Light Co.
3.00%, 07/01/29	145	137,288
3.05%, 10/15/27	10	9,722
Wisconsin Public Service Corp., 4.55%, 12/01/29	80	80,602
Xcel Energy Inc.
1.75%, 03/15/27	265	253,545
2.60%, 12/01/29	95	87,759
3.35%, 12/01/26	85	83,556
3.40%, 06/01/30	150	142,128
4.00%, 06/15/28	110	108,902
4.75%, 03/21/28	75	75,480
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26(b)	165	161,106
4.50%, 09/15/27(b)	165	160,084
7.25%, 01/15/29(b)	245	250,067
Security	Par (000)	Value
Electric (continued)
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(d)	$200	$194,760
		83,394,981
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	190	182,734
2.00%, 12/21/28	260	241,771
Energizer Holdings Inc.
4.38%, 03/31/29(b)	200	189,672
4.75%, 06/15/28(b)	200	194,640
6.50%, 12/31/27(b)(c)	105	106,456
EnerSys, 4.38%, 12/15/27(b)	85	83,500
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	75	75,059
WESCO Distribution Inc.
6.38%, 03/15/29(b)	280	287,118
7.25%, 06/15/28(b)	400	405,567
Wolverine Escrow LLC, 0.00%, 01/31/33(e)(j)(k)	463	—
		1,766,517
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	100	95,552
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	150	146,813
Amphenol Corp.
2.80%, 02/15/30	270	252,511
4.35%, 06/01/29	160	160,295
4.38%, 06/12/28	100	100,198
5.05%, 04/05/27	195	197,243
5.05%, 04/05/29	190	194,470
Arrow Electronics Inc.
3.88%, 01/12/28	195	190,994
5.15%, 08/21/29	175	177,350
Avnet Inc., 6.25%, 03/15/28	197	204,292
Coherent Corp., 5.00%, 12/15/29(b)	295	288,651
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	200	197,667
Flex Ltd.
4.88%, 06/15/29	155	155,615
4.88%, 05/12/30	200	200,053
6.00%, 01/15/28	165	169,597
Honeywell International Inc.
1.10%, 03/01/27	550	523,277
2.50%, 11/01/26	167	163,268
2.70%, 08/15/29	225	211,648
4.25%, 01/15/29	265	264,641
4.65%, 07/30/27	510	513,461
4.70%, 02/01/30	305	308,336
4.88%, 09/01/29	170	173,484
4.95%, 02/15/28	301	306,264
Hubbell Inc.
3.15%, 08/15/27	190	184,864
3.50%, 02/15/28	105	102,741
Imola Merger Corp., 4.75%, 05/15/29(b)	600	581,726
Jabil Inc.
3.60%, 01/15/30	150	142,723
3.95%, 01/12/28	125	123,251
4.25%, 05/15/27	227	225,619
5.45%, 02/01/29	125	127,480
Keysight Technologies Inc.
3.00%, 10/30/29	160	149,928
4.60%, 04/06/27	210	210,318
5.35%, 07/30/30	200	205,707

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies BV, 4.00%, 04/15/29(b)	$300	$285,141
Sensata Technologies Inc., 4.38%, 02/15/30(b)	130	124,333
TD SYNNEX Corp.
1.75%, 08/09/26	235	227,894
2.38%, 08/09/28	110	102,886
Trimble Inc., 4.90%, 06/15/28	165	166,709
TTM Technologies Inc., 4.00%, 03/01/29(b)	150	142,897
Tyco Electronics Group SA
3.13%, 08/15/27	220	214,859
4.63%, 02/01/30	115	115,793
Vontier Corp., 2.40%, 04/01/28	175	164,467
		8,795,016
Energy - Alternate Sources — 0.0%
Abu Dhabi Future Energy Co Pjsc Masdar, 4.88%, 07/25/29(d)	200	202,296
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(d)	200	193,201
Greenko Power II Ltd., 4.30%, 12/13/28(d)	160	150,829
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(d)	400	406,672
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	200	201,890
SK Battery America Inc., 4.88%, 01/23/27(d)	200	200,363
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	200	191,828
5.00%, 01/31/28(b)	260	256,147
		1,803,226
Engineering & Construction — 0.2%
Arcosa Inc., 4.38%, 04/15/29(b)	125	120,520
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)	200	187,139
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C, 7.88%, 02/03/30(d)	200	203,222
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(a)(d)(g)	200	196,173
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(d)	200	198,070
Chouzhou International Investment Ltd., 4.80%, 01/15/28(d)	200	199,841
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	200	201,839
6.45%, 06/04/29(d)	200	205,649
Dianjian Haiyu Ltd., 4.30%, 09/10/27(d)	200	199,219
Dycom Industries Inc., 4.50%, 04/15/29(b)	152	147,316
Fluor Corp., 4.25%, 09/15/28	190	187,073
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(b)	120	119,342
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	100	94,813
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(d)	400	404,685
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(d)	200	205,924
Hubei United Development Investment Group Co. Ltd., 5.10%, 02/19/28(d)	200	200,206
IHS Holding Ltd., 6.25%, 11/29/28(d)	200	196,682
INNOVATE Corp., 8.50%, 02/01/26(b)	17	14,907
Jacobs Engineering Group Inc., 6.35%, 08/18/28	230	240,616
Jinan Urban Construction International Investment Co. Ltd., 5.00%, 11/06/27(d)	200	200,118
Security	Par (000)	Value
Engineering & Construction (continued)
MasTec Inc.
4.50%, 08/15/28(b)	$145	$143,431
5.90%, 06/15/29	235	243,487
Mexico City Airport Trust, 4.25%, 10/31/26(d)	200	198,516
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(b)	100	102,287
Sepco Virgin Ltd., 4.65%, (5-year CMT + 3.000%)(a)(d)(g)	200	200,000
Ste Transcore Holdings Inc., 3.38%, 05/05/27(b)	200	196,831
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(d)	200	200,944
TopBuild Corp., 3.63%, 03/15/29(b)	125	117,914
Tutor Perini Corp., 11.88%, 04/30/29(b)	80	89,880
Vinci SA, 3.75%, 04/10/29(b)	305	297,702
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	135	130,248
Wuhan Metro Group Co. Ltd., 4.45%, 10/22/27(d)	200	199,275
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	193,036
YI Bright International Ltd., 6.68%, 06/20/27(d)	200	203,983
Yongda Investment Ltd., 4.60%, 06/03/28(d)	200	200,010
		6,440,898
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	98,813
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(d)	200	207,800
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(b)(c)	285	242,469
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	135	139,981
Boyne USA Inc., 4.75%, 05/15/29(b)	200	194,066
Brightstar Lottery PLC
5.25%, 01/15/29(b)	200	198,467
6.25%, 01/15/27(b)	240	242,449
Caesars Entertainment Inc.
4.63%, 10/15/29(b)(c)	350	330,901
7.00%, 02/15/30(b)	700	722,121
Churchill Downs Inc.
4.75%, 01/15/28(b)	245	241,721
5.50%, 04/01/27(b)	180	179,722
5.75%, 04/01/30(b)	365	364,353
Cinemark USA Inc., 5.25%, 07/15/28(b)	255	253,316
Empire Resorts Inc., 7.75%, 11/01/26(b)	85	83,905
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	220	226,257
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	155	151,850
Jacobs Entertainment Inc., 6.75%, 02/15/29(b)	150	146,187
Light & Wonder International Inc.
7.00%, 05/15/28(b)	250	250,322
7.25%, 11/15/29(b)	150	154,012
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	150	145,752
4.75%, 10/15/27(b)	315	310,202
6.50%, 05/15/27(b)	375	379,257
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	225	216,857
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)	230	238,325
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	138,038
Odeon Finco PLC, 12.75%, 11/01/27(b)	120	125,211
Penn Entertainment Inc.
4.13%, 07/01/29(b)(c)	110	101,962

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
5.63%, 01/15/27(b)	$135	$134,333
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	132,000
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(d)	400	355,448
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	235	226,539
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	225	219,471
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	100	97,171
5.38%, 04/15/27	185	184,545
6.50%, 10/01/28	50	50,455
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(b)	160	159,675
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	130	128,598
Starz Capital Holdings LLC, 5.50%, 04/15/29(b)(c)	100	82,779
Vail Resorts Inc., 5.63%, 07/15/30(b)	145	145,755
Warnermedia Holdings Inc.
3.76%, 03/15/27	400	392,007
4.05%, 03/15/29	480	451,622
WMG Acquisition Corp., 3.75%, 12/01/29(b)	160	150,248
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	200	198,397
		9,193,359
Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27(b)	200	198,337
5.13%, 07/15/29(b)	5	4,913
Enviri Corp., 5.75%, 07/31/27(b)	160	157,355
GFL Environmental Inc.
3.50%, 09/01/28(b)	250	240,707
4.00%, 08/01/28(b)	250	242,189
4.38%, 08/15/29(b)	150	145,062
4.75%, 06/15/29(b)	225	220,181
Madison IAQ LLC
4.13%, 06/30/28(b)	230	222,616
5.88%, 06/30/29(b)	325	316,877
Republic Services Inc.
2.30%, 03/01/30	175	159,512
3.38%, 11/15/27	65	63,770
3.95%, 05/15/28	275	272,799
4.88%, 04/01/29	215	219,018
5.00%, 11/15/29	135	138,100
Reworld Holding Corp., 4.88%, 12/01/29(b)	225	214,589
Veralto Corp.
5.35%, 09/18/28	265	271,693
5.50%, 09/18/26	285	287,629
Waste Connections Inc.
2.60%, 02/01/30	190	176,119
3.50%, 05/01/29	160	156,151
4.25%, 12/01/28	140	139,797
Waste Management Inc.
1.15%, 03/15/28	55	50,900
2.00%, 06/01/29	145	133,523
3.15%, 11/15/27	330	322,140
3.88%, 01/15/29	185	182,124
4.50%, 03/15/28	300	301,767
4.63%, 02/15/30	220	221,990
Security	Par (000)	Value
Environmental Control (continued)
4.65%, 03/15/30	$200	$202,056
4.88%, 02/15/29	265	270,353
4.95%, 07/03/27	150	152,026
		5,684,293
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	119,158
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	375	353,889
4.63%, 01/15/27(b)	455	451,576
4.88%, 02/15/30(b)	300	292,640
5.88%, 02/15/28(b)	200	199,933
6.50%, 02/15/28(b)(c)	250	254,137
Alsea SAB de CV, 7.75%, 12/14/26(d)	200	201,565
Aragvi Finance International DAC, 11.13%, 11/20/29(d)	200	200,843
B&G Foods Inc.
5.25%, 09/15/27(c)	175	155,249
8.00%, 09/15/28(b)	245	229,136
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(d)	200	207,888
BRF SA, 4.88%, 01/24/30(d)	200	191,572
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	135	120,661
Cencosud SA, 4.38%, 07/17/27(d)	400	396,948
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(b)(f)	208	223,997
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	125	122,709
7.63%, 07/01/29(b)	150	156,177
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	200	182,582
Conagra Brands Inc.
1.38%, 11/01/27	365	339,338
4.85%, 11/01/28	345	346,348
5.00%, 08/01/30	150	150,300
5.30%, 10/01/26	175	176,143
7.00%, 10/01/28	173	184,047
Danone SA, 2.95%, 11/02/26(b)	695	681,661
General Mills Inc.
2.88%, 04/15/30	200	185,463
3.20%, 02/10/27	215	211,125
4.20%, 04/17/28	345	343,440
4.70%, 01/30/27	150	150,494
4.88%, 01/30/30	260	263,249
5.50%, 10/17/28	215	221,757
Grupo Nutresa SA, 8.00%, 05/12/30(d)	400	421,675
Hershey Co. (The)
2.30%, 08/15/26	30	29,385
2.45%, 11/15/29	100	92,740
4.25%, 05/04/28	120	120,443
4.55%, 02/24/28	60	60,581
4.75%, 02/24/30	165	167,388
Hormel Foods Corp.
1.70%, 06/03/28	70	65,286
1.80%, 06/11/30	250	221,341
4.80%, 03/30/27	185	186,285
Ingredion Inc.
2.90%, 06/01/30	150	138,485
3.20%, 10/01/26	35	34,432
J.M. Smucker Co. (The)
2.38%, 03/15/30	100	90,944
5.90%, 11/15/28	280	292,584

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, 02/02/29	$100	$94,886
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	200	193,335
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(b)	290	302,602
Kellanova
3.40%, 11/15/27	125	122,391
4.30%, 05/15/28	295	295,603
Kraft Heinz Foods Co.
3.75%, 04/01/30	200	191,200
3.88%, 05/15/27	497	490,917
4.63%, 01/30/29	85	85,093
Kroger Co. (The)
2.65%, 10/15/26	335	327,673
3.70%, 08/01/27	25	24,694
4.50%, 01/15/29	240	241,284
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	275	261,309
4.88%, 05/15/28(b)	200	198,021
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)(c)	65	65,625
Mars Inc.
3.20%, 04/01/30(b)	200	188,920
4.45%, 03/01/27(b)	580	580,832
4.55%, 04/20/28(b)	330	331,767
4.60%, 03/01/28(b)	1,010	1,015,592
4.80%, 03/01/30(b)	1,315	1,327,893
McCormick & Co. Inc./MD
2.50%, 04/15/30	150	137,054
3.40%, 08/15/27	179	175,683
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)	195	187,812
Mondelez International Inc.
2.63%, 03/17/27	242	235,282
2.75%, 04/13/30	200	184,899
4.13%, 05/07/28	95	94,525
4.25%, 05/06/28	75	74,763
4.50%, 05/06/30	175	174,197
4.75%, 02/20/29	160	162,174
Nestle Capital Corp., 4.65%, 03/12/29(b)	150	152,269
Nestle Holdings Inc.
1.00%, 09/15/27(b)	395	369,903
1.15%, 01/14/27(b)	265	253,699
1.50%, 09/14/28(b)	210	193,816
3.63%, 09/24/28(b)	300	295,232
4.13%, 10/01/27(b)	225	224,913
4.25%, 10/01/29(b)	160	159,936
4.95%, 03/14/30(b)	165	168,662
5.00%, 03/14/28(b)	205	208,995
5.00%, 09/12/28(b)	150	153,341
Performance Food Group Inc.
4.25%, 08/01/29(b)	300	288,424
5.50%, 10/15/27(b)	325	324,672
Post Holdings Inc.
4.63%, 04/15/30(b)	430	410,753
5.50%, 12/15/29(b)	350	347,032
Sigma Finance Netherlands BV, 4.88%, 03/27/28(d)	200	199,764
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(b)	260	246,087
Security	Par (000)	Value
Food (continued)
Smithfield Foods Inc.
4.25%, 02/01/27(b)	$222	$219,361
5.20%, 04/01/29(b)	140	140,569
Sysco Corp.
2.40%, 02/15/30	150	136,716
3.25%, 07/15/27	107	104,670
5.75%, 01/17/29	130	135,145
5.95%, 04/01/30	300	316,036
The Campbell's Co.
2.38%, 04/24/30	150	135,103
4.15%, 03/15/28	380	377,434
5.20%, 03/19/27	165	166,862
5.20%, 03/21/29	155	158,018
TreeHouse Foods Inc., 4.00%, 09/01/28	160	147,236
Tyson Foods Inc.
3.55%, 06/02/27	346	339,953
4.35%, 03/01/29	265	262,922
5.40%, 03/15/29	150	153,959
U.S. Foods Inc.
4.63%, 06/01/30(b)	150	144,642
4.75%, 02/15/29(b)	305	299,006
6.88%, 09/15/28(b)	175	180,165
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	160	159,328
		24,576,243
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	385	381,246
TKC Holdings Inc.
6.88%, 05/15/28(b)	155	154,991
10.50%, 05/15/29(b)	200	205,495
		741,732
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	96,041
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	205	200,864
4.25%, 04/30/29(d)	200	193,352
Domtar Corp., 6.75%, 10/01/28(b)	210	182,899
Georgia-Pacific LLC
2.10%, 04/30/27(b)	180	173,352
2.30%, 04/30/30(b)	300	271,557
4.40%, 06/30/28(b)	120	120,227
7.75%, 11/15/29	122	137,630
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	198,477
Magnera Corp., 4.75%, 11/15/29(b)	145	127,938
Mercer International Inc.
5.13%, 02/01/29	264	212,754
12.88%, 10/01/28(b)	93	93,789
Suzano Austria GmbH
2.50%, 09/15/28	155	143,766
5.00%, 01/15/30	300	298,596
6.00%, 01/15/29	510	523,658
Suzano International Finance BV, 5.50%, 01/17/27	333	336,782
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	100	105,287
		3,416,969
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	175	173,967
9.38%, 06/01/28(b)	170	175,039
9.50%, 06/01/30(b)	150	157,492
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	305	303,091

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Atmos Energy Corp.
2.63%, 09/15/29	$115	$107,355
3.00%, 06/15/27	185	180,872
Boston Gas Co.
3.00%, 08/01/29(b)	155	146,009
3.15%, 08/01/27(b)	70	68,099
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	120	116,457
4.63%, 08/05/27(b)	193	192,814
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	85	84,078
5.25%, 03/01/28	380	388,415
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	105	92,774
ENN Energy Holdings Ltd., 4.63%, 05/17/27(d)	400	398,876
KeySpan Gas East Corp., 2.74%, 08/15/26(b)	285	278,551
Korea Gas Corp., 2.88%, 07/16/29(d)	200	189,273
National Fuel Gas Co.
4.75%, 09/01/28	35	34,863
5.50%, 10/01/26	130	131,019
5.50%, 03/15/30	150	153,854
NiSource Inc.
2.95%, 09/01/29	220	207,315
3.49%, 05/15/27	310	304,743
3.60%, 05/01/30	300	287,650
5.20%, 07/01/29	200	204,726
5.25%, 03/30/28	420	428,563
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	150	155,858
ONE Gas Inc.
2.00%, 05/15/30	90	80,459
5.10%, 04/01/29	150	153,478
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	180	173,733
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26(d)	400	388,190
Snam SpA, 5.00%, 05/28/30(b)	200	201,161
Southern California Gas Co.
2.95%, 04/15/27	605	590,888
Series XX, 2.55%, 02/01/30	200	183,589
Southwest Gas Corp.
2.20%, 06/15/30	100	89,539
3.70%, 04/01/28	50	48,875
5.45%, 03/23/28	95	97,128
5.80%, 12/01/27	65	66,745
		7,035,538
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	70	69,992
Stanley Black & Decker Inc.
2.30%, 03/15/30	240	214,447
4.25%, 11/15/28	110	109,276
6.00%, 03/06/28	180	186,368
		580,083
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	185	172,516
3.75%, 11/30/26	575	571,692
Agilent Technologies Inc.
2.10%, 06/04/30	105	93,667
2.75%, 09/15/29	155	144,716
4.20%, 09/09/27	175	174,251
Alcon Finance Corp.
2.60%, 05/27/30(b)	200	183,394
Security	Par (000)	Value
Health Care - Products (continued)
2.75%, 09/23/26(b)	$230	$224,823
3.00%, 09/23/29(b)	250	235,535
Avantor Funding Inc.
3.88%, 11/01/29(b)	235	221,322
4.63%, 07/15/28(b)	460	449,693
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	438,969
Baxter International Inc.
1.92%, 02/01/27	497	478,207
2.27%, 12/01/28	420	390,246
3.95%, 04/01/30	150	145,818
Boston Scientific Corp.
2.65%, 06/01/30	350	322,614
4.00%, 03/01/28	15	14,928
Dentsply Sirona Inc., 3.25%, 06/01/30	200	181,757
DH Europe Finance II SARL, 2.60%, 11/15/29	200	186,059
Edwards Lifesciences Corp., 4.30%, 06/15/28	250	249,434
Embecta Corp.
5.00%, 02/15/30(b)(c)	150	136,033
6.75%, 02/15/30(b)	10	9,627
GE HealthCare Technologies Inc.
4.80%, 08/14/29	285	288,252
5.65%, 11/15/27	595	609,900
5.86%, 03/15/30	400	420,985
Hologic Inc.
3.25%, 02/15/29(b)	300	284,073
4.63%, 02/01/28(b)	145	143,020
Medline Borrower LP
3.88%, 04/01/29(b)	1,295	1,234,966
5.25%, 10/01/29(b)	780	765,352
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	435	444,258
Medtronic Global Holdings SCA, 4.25%, 03/30/28	265	264,967
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	105	106,055
Revvity Inc.
1.90%, 09/15/28	160	147,404
3.30%, 09/15/29	275	259,889
Solventum Corp.
5.40%, 03/01/29	475	488,680
5.45%, 02/25/27	220	223,421
Stryker Corp.
1.95%, 06/15/30	250	222,412
3.65%, 03/07/28	200	196,970
4.25%, 09/11/29	185	183,903
4.55%, 02/10/27	175	175,704
4.70%, 02/10/28	175	176,599
4.85%, 12/08/28	160	162,625
4.85%, 02/10/30	305	310,078
Teleflex Inc.
4.25%, 06/01/28(b)	150	145,392
4.63%, 11/15/27	185	182,033
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	195	180,377
2.60%, 10/01/29	250	234,055
4.80%, 11/21/27	279	282,336
4.95%, 08/10/26	195	195,999
5.00%, 12/05/26	390	393,367
5.00%, 01/31/29	360	368,300
Varex Imaging Corp., 7.88%, 10/15/27(b)	110	111,414
Zimmer Biomet Holdings Inc.
4.70%, 02/19/27	125	125,445
5.05%, 02/19/30	180	183,449

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.35%, 12/01/28	$165	$169,591
		14,706,572
Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	140	135,431
5.50%, 07/01/28(b)	150	148,086
Advocate Health & Hospitals Corp.
3.83%, 08/15/28	10	9,864
Series 2020, 2.21%, 06/15/30	80	72,391
AHP Health Partners Inc., 5.75%, 07/15/29(b)	95	91,756
Ascension Health, Series B, 2.53%, 11/15/29	250	231,691
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28	65	64,897
Centene Corp.
2.45%, 07/15/28	700	638,671
3.38%, 02/15/30	600	540,212
4.25%, 12/15/27	760	737,289
4.63%, 12/15/29	1,065	1,014,504
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	160	150,561
4.25%, 05/01/28(b)	200	194,192
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,432
CHS/Community Health Systems Inc.
5.25%, 05/15/30(b)	450	393,788
5.63%, 03/15/27(b)	605	606,013
6.00%, 01/15/29(b)	200	190,392
6.13%, 04/01/30(b)	380	268,303
6.88%, 04/15/29(b)	375	293,888
Cigna Group (The)
2.40%, 03/15/30	400	364,256
3.05%, 10/15/27	35	34,011
3.40%, 03/01/27	489	481,258
4.38%, 10/15/28	1,105	1,101,490
5.00%, 05/15/29	300	305,457
CommonSpirit Health
3.35%, 10/01/29	290	276,581
6.07%, 11/01/27	235	242,692
DaVita Inc., 4.63%, 06/01/30(b)	825	787,324
Elevance Health Inc.
2.25%, 05/15/30	300	269,930
2.88%, 09/15/29	245	229,541
3.65%, 12/01/27	425	418,169
4.10%, 03/01/28	470	466,358
4.50%, 10/30/26	135	135,082
4.75%, 02/15/30	225	225,908
5.15%, 06/15/29	190	193,851
Encompass Health Corp.
4.50%, 02/01/28	265	261,007
4.75%, 02/01/30	250	244,007
Fortrea Holdings Inc., 7.50%, 07/01/30(b)	165	150,703
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	105	100,843
3.75%, 06/15/29(b)	155	148,295
HCA Inc.
3.13%, 03/15/27	347	339,373
3.38%, 03/15/29	100	95,822
4.13%, 06/15/29	600	588,255
4.50%, 02/15/27	390	389,239
5.00%, 03/01/28	255	257,806
5.20%, 06/01/28	340	345,826
5.25%, 03/01/30	240	245,084
Security	Par (000)	Value
Health Care - Services (continued)
5.38%, 09/01/26	$349	$350,514
5.63%, 09/01/28	385	394,646
5.88%, 02/01/29	340	351,590
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	200	178,441
5.20%, 06/15/29(b)	55	55,976
HealthEquity Inc., 4.50%, 10/01/29(b)	175	168,680
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	240	253,165
Humana Inc.
1.35%, 02/03/27	507	483,941
3.13%, 08/15/29	140	131,566
3.70%, 03/23/29	250	242,120
3.95%, 03/15/27	40	39,680
4.88%, 04/01/30	150	150,797
5.75%, 03/01/28	270	277,479
5.75%, 12/01/28	125	129,435
ICON Investments Six DAC
5.81%, 05/08/27	210	213,590
5.85%, 05/08/29	230	238,362
IQVIA Inc.
5.00%, 10/15/26(b)	305	304,186
5.00%, 05/15/27(b)	365	362,982
5.70%, 05/15/28	200	204,847
6.25%, 02/01/29	380	397,439
6.50%, 05/15/30(b)	200	206,467
Kedrion SpA, 6.50%, 09/01/29(b)	250	242,304
Laboratory Corp. of America Holdings
2.95%, 12/01/29	175	163,852
3.60%, 09/01/27	10	9,851
4.35%, 04/01/30	200	197,880
LifePoint Health Inc., 5.38%, 01/15/29(b)(c)	150	140,839
Molina Healthcare Inc., 4.38%, 06/15/28(b)	280	268,174
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	125	122,390
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)	465	461,976
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	200	184,315
Quest Diagnostics Inc.
2.95%, 06/30/30	200	185,758
4.20%, 06/30/29	155	153,879
4.60%, 12/15/27	90	90,389
4.63%, 12/15/29	190	191,010
Radiology Partners Inc., 9.78%, 02/15/30, (6.78% PIK)(b)(f)	225	222,939
RCN Corp., 11.63%, 04/15/23(e)	100	—
Rede D'or Finance SARL
4.50%, 01/22/30(d)	200	189,877
4.95%, 01/17/28(d)	200	197,639
Roche Holdings Inc.
1.93%, 12/13/28(b)	630	585,012
2.31%, 03/10/27(b)	480	466,376
3.63%, 09/17/28(b)	235	231,216
4.20%, 09/09/29(b)	205	204,269
4.79%, 03/08/29(b)	205	208,115
5.27%, 11/13/26(b)	370	374,598
5.34%, 11/13/28(b)	425	438,317
SSM Health Care Corp.
4.89%, 06/01/28	157	158,793
Series A, 3.82%, 06/01/27	165	163,370
Sutter Health, Series 2018, 3.70%, 08/15/28	108	106,010

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Team Health Holdings Inc., 8.38%, 06/30/28(b)	$55	$55,268
Tenet Healthcare Corp.
4.25%, 06/01/29	425	409,996
4.38%, 01/15/30	380	365,502
4.63%, 06/15/28	200	196,618
5.13%, 11/01/27	450	448,345
6.13%, 10/01/28	700	700,066
6.13%, 06/15/30	625	630,838
6.25%, 02/01/27	430	430,230
Toledo Hospital (The), Series B, 5.33%, 11/15/28	115	115,180
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	300	306,744
UnitedHealth Group Inc.
3.70%, 05/15/27	435	430,314
2.00%, 05/15/30	300	267,154
2.88%, 08/15/29	320	300,993
2.95%, 10/15/27	360	349,329
3.38%, 04/15/27	185	181,944
3.45%, 01/15/27	253	249,726
3.85%, 06/15/28	475	468,462
3.88%, 12/15/28	125	122,789
4.00%, 05/15/29	305	300,203
4.25%, 01/15/29	395	392,502
4.40%, 06/15/28	90	90,009
4.60%, 04/15/27	310	311,011
4.70%, 04/15/29	150	151,196
4.80%, 01/15/30	390	393,892
5.25%, 02/15/28	420	429,155
5.30%, 02/15/30	380	390,902
Universal Health Services Inc.
1.65%, 09/01/26	275	265,674
4.63%, 10/15/29	160	157,760
		34,586,382
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/30(d)	200	199,339
5.38%, 05/08/29(d)	400	411,754
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	265	259,535
Amipeace Ltd., 1.75%, 11/09/26(d)	200	193,579
Antares Holdings LP
2.75%, 01/15/27(b)	250	240,429
6.50%, 02/08/29(b)	250	253,624
7.95%, 08/11/28(b)	260	273,991
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)	75	75,096
6.90%, 04/13/29	255	266,464
Ares Capital Corp.
2.88%, 06/15/27	100	96,751
2.88%, 06/15/28	415	392,219
5.88%, 03/01/29	295	301,677
5.95%, 07/15/29	260	266,327
7.00%, 01/15/27	200	205,938
Ares Strategic Income Fund
5.45%, 09/09/28(b)	100	99,718
5.60%, 02/15/30	215	214,291
5.70%, 03/15/28	285	286,436
6.35%, 08/15/29	200	204,730
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	140	135,766
5.95%, 03/15/30	130	129,478
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Barings BDC Inc.
3.30%, 11/23/26	$165	$161,122
7.00%, 02/15/29	50	51,818
Barings Private Credit Corp., 6.15%, 06/11/30(b)	125	123,118
Blackstone Private Credit Fund
2.63%, 12/15/26	402	388,792
3.25%, 03/15/27	340	330,748
4.00%, 01/15/29	265	255,561
4.95%, 09/26/27	45	44,829
5.25%, 04/01/30	100	99,066
5.60%, 11/22/29	150	151,180
5.95%, 07/16/29	170	173,396
7.30%, 11/27/28	110	116,818
Blackstone Secured Lending Fund
2.13%, 02/15/27	210	200,886
2.75%, 09/16/26	270	263,397
2.85%, 09/30/28	160	149,831
5.30%, 06/30/30	150	149,234
5.35%, 04/13/28	205	206,608
5.88%, 11/15/27	105	106,807
Blue Owl Capital Corp.
2.63%, 01/15/27	180	173,404
2.88%, 06/11/28	265	247,226
5.95%, 03/15/29	315	315,637
6.20%, 07/15/30	85	85,780
Blue Owl Capital Corp. II, 8.45%, 11/15/26	105	108,652
Blue Owl Capital Corp. III, 3.13%, 04/13/27	65	62,709
Blue Owl Credit Income Corp.
3.13%, 09/23/26	70	68,282
4.70%, 02/08/27	208	206,411
5.80%, 03/15/30	300	300,522
6.60%, 09/15/29	235	241,647
7.75%, 09/16/27	215	224,719
7.75%, 01/15/29	195	207,144
7.95%, 06/13/28	190	201,214
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	155	148,889
6.10%, 03/15/28(b)	155	155,907
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	235	240,605
Carlyle Secured Lending Inc., 6.75%, 02/18/30	85	87,426
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	194,321
CITIC Ltd.
2.85%, 02/25/30(d)	200	186,879
2.88%, 02/17/27(d)	200	195,001
3.88%, 02/28/27(d)	400	395,876
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	15	14,606
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	30	28,026
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	290	281,176
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	300	278,635
Fairfax India Holdings Corp., 5.00%, 02/26/28(d)	250	234,444
Franklin BSP Capital Corp., 7.20%, 06/15/29	135	139,889
FS KKR Capital Corp.
2.63%, 01/15/27	30	28,839
3.13%, 10/12/28	255	235,196
3.25%, 07/15/27	150	144,100
6.13%, 01/15/30	260	260,862

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.88%, 08/15/29	$130	$134,177
7.88%, 01/15/29	120	127,111
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26(d)	200	192,145
Gaci First Investment Co.
4.75%, 02/14/30(d)	400	401,660
5.00%, 10/13/27(d)	400	403,494
5.00%, 01/29/29(d)	600	606,681
5.25%, 01/29/30(d)	600	613,029
Goldman Sachs BDC Inc., 6.38%, 03/11/27	140	142,787
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(b)	50	50,381
6.25%, 05/06/30(b)	200	202,292
Golub Capital BDC Inc.
2.05%, 02/15/27	120	114,479
2.50%, 08/24/26	240	233,753
6.00%, 07/15/29	205	208,106
7.05%, 12/05/28	170	178,333
Golub Capital Private Credit Fund
5.45%, 08/15/28	50	49,827
5.80%, 09/12/29	160	160,567
5.88%, 05/01/30	100	100,411
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	285	295,572
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	200	197,089
4.75%, 04/27/27(d)	400	398,565
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(d)	200	195,291
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(d)	200	199,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	205	176,131
5.25%, 05/15/27	433	421,784
9.00%, 06/15/30	220	213,584
9.75%, 01/15/29	215	217,394
10.00%, 11/15/29(b)	160	162,019
Khazanah Global Sukuk Bhd
4.48%, 09/05/29(d)	200	200,484
4.69%, 06/01/28(d)	400	401,987
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(a)(d)	200	199,584
Main Street Capital Corp.
6.50%, 06/04/27	105	107,205
6.95%, 03/01/29	75	78,125
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(d)	400	375,352
2.88%, 05/21/30(d)	200	186,388
3.00%, 03/28/27(d)	200	195,514
3.75%, 04/19/29(d)	200	195,551
4.50%, 11/07/28(d)	200	201,105
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(c)	100	99,240
6.00%, 05/19/30	75	75,431
6.15%, 05/17/29	125	127,981
MSD Investment Corp., 6.25%, 05/31/30(b)	150	150,123
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(d)	200	194,122
New Mountain Finance Corp.
6.20%, 10/15/27	95	96,159
6.88%, 02/01/29	105	107,333
North Haven Private Income Fund LLC, 5.75%, 02/01/30	90	89,036
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	$80	$82,220
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	130	124,999
6.34%, 02/27/30	95	94,773
7.10%, 02/15/29	110	113,210
Oaktree Strategic Credit Fund
6.19%, 07/15/30(b)	125	125,671
6.50%, 07/23/29(c)	110	112,847
8.40%, 11/14/28	110	118,463
Prospect Capital Corp.
3.36%, 11/15/26(c)	115	110,363
3.44%, 10/15/28	100	90,275
Rongshi International Finance Ltd.
3.63%, 05/04/27(d)	200	197,346
3.75%, 05/21/29(d)	200	195,175
Sixth Street Lending Partners
5.75%, 01/15/30	205	205,292
6.13%, 07/15/30(b)	200	203,705
6.50%, 03/11/29	205	211,254
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(c)	40	39,123
6.13%, 03/01/29	50	51,205
6.95%, 08/14/28	145	152,128
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(d)	200	203,069
Suci Second Investment Co.
4.38%, 09/10/27(d)	400	398,555
6.00%, 10/25/28(d)	800	832,377
Temasek Financial I Ltd., 3.63%, 08/01/28(b)	500	493,719
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(d)	200	209,652
TVF Varlik Kiralama AS, 6.95%, 01/23/30(d)	200	202,487
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	194,746
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(d)	200	203,479
		27,617,720
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28(b)	103	106,633
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	110	104,618
4.63%, 04/01/30(b)	125	117,533
Beazer Homes USA Inc., 5.88%, 10/15/27	125	124,683
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(b)	155	141,136
5.00%, 06/15/29(b)	100	93,183
6.25%, 09/15/27(b)	205	204,700
Century Communities Inc.
3.88%, 08/15/29(b)	150	138,143
6.75%, 06/01/27	195	195,117
DR Horton Inc.
1.30%, 10/15/26	242	232,883
1.40%, 10/15/27	140	131,376
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	100	103,490
Empire Communities Corp., 9.75%, 05/01/29(b)	145	148,023
Forestar Group Inc., 5.00%, 03/01/28(b)	88	87,232
Installed Building Products Inc., 5.75%, 02/01/28(b)	90	89,766
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	135	145,928
KB Home
6.88%, 06/15/27	130	132,806
7.25%, 07/15/30	150	154,376
Lennar Corp.
4.75%, 11/29/27	352	353,115

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
5.00%, 06/15/27	$65	$65,283
5.20%, 07/30/30	150	152,790
LGI Homes Inc.
4.00%, 07/15/29(b)	75	68,329
8.75%, 12/15/28(b)	130	136,130
M/I Homes Inc., 4.95%, 02/01/28	152	150,609
Mattamy Group Corp.
4.63%, 03/01/30(b)	170	163,077
5.25%, 12/15/27(b)	195	193,924
MDC Holdings Inc., 3.85%, 01/15/30	80	76,055
Meritage Homes Corp.
3.88%, 04/15/29(b)	120	115,892
5.13%, 06/06/27	115	115,557
New Home Co. Inc. (The), 9.25%, 10/01/29(b)	95	98,580
NVR Inc., 3.00%, 05/15/30	250	233,307
PulteGroup Inc., 5.00%, 01/15/27	80	80,389
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	185	180,979
4.75%, 04/01/29	75	72,441
STL Holding Co. LLC, 8.75%, 02/15/29(b)	80	83,205
Taylor Morrison Communities Inc.
5.75%, 01/15/28(b)	175	176,647
5.88%, 06/15/27(b)	170	171,373
Thor Industries Inc., 4.00%, 10/15/29(b)(c)	150	140,665
Toll Brothers Finance Corp.
3.80%, 11/01/29(c)	100	97,071
4.35%, 02/15/28	50	49,767
4.88%, 03/15/27	194	194,421
Tri Pointe Homes Inc.
5.25%, 06/01/27	100	99,593
5.70%, 06/15/28	100	101,037
Winnebago Industries Inc., 6.25%, 07/15/28(b)	54	53,690
		5,875,552
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(d)	200	208,087
FXI Holdings Inc.
12.25%, 11/15/26(b)	168	150,324
12.25%, 11/15/26(b)	245	219,248
Leggett & Platt Inc.
3.50%, 11/15/27	200	193,624
4.40%, 03/15/29	155	151,349
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	189,472
Somnigroup International Inc., 4.00%, 04/15/29(b)	250	237,528
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(d)	200	163,583
Whirlpool Corp.
4.75%, 02/26/29	260	253,955
6.13%, 06/15/30	160	159,624
		1,926,794
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	175	155,012
Avery Dennison Corp.
2.65%, 04/30/30	100	91,611
4.88%, 12/06/28	90	90,866
Central Garden & Pet Co., 5.13%, 02/01/28	85	84,651
Church & Dwight Co. Inc., 3.15%, 08/01/27	245	239,566
Clorox Co. (The)
1.80%, 05/15/30	150	132,575
3.10%, 10/01/27	85	82,851
3.90%, 05/15/28	240	237,528
Security	Par (000)	Value
Household Products & Wares (continued)
4.40%, 05/01/29	$105	$104,982
Kimberly-Clark Corp.
1.05%, 09/15/27	220	206,823
3.10%, 03/26/30	200	189,631
3.20%, 04/25/29	250	241,543
3.95%, 11/01/28	150	148,979
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	850	830,042
		2,836,660
Housewares — 0.0%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	225	187,091
Newell Brands Inc.
6.38%, 09/15/27	150	151,931
6.38%, 05/15/30	225	218,702
6.63%, 09/15/29	160	159,075
8.50%, 06/01/28(b)	375	393,380
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29	115	110,384
5.25%, 12/15/26	110	110,013
		1,330,576
Insurance — 1.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	119,396
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(b)	225	214,705
6.00%, 08/01/29(b)	150	146,277
8.25%, 02/01/29(b)	277	286,130
8.50%, 06/15/29(b)	150	156,681
Aegon Ltd., 5.50%, 04/11/48(a)	290	290,724
Aflac Inc.
2.88%, 10/15/26	145	142,474
3.60%, 04/01/30	300	289,979
AIA Group Ltd.
3.38%, 04/07/30(b)	300	287,082
3.60%, 04/09/29(b)	300	292,266
5.63%, 10/25/27(b)	500	513,236
Alleghany Corp., 3.63%, 05/15/30	150	144,815
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	250	244,743
5.88%, 11/01/29(b)	125	123,114
6.75%, 10/15/27(b)	380	380,949
6.75%, 04/15/28(b)	400	405,395
Allstate Corp. (The)
3.28%, 12/15/26	125	122,972
5.05%, 06/24/29	195	199,136
American Financial Group Inc./OH, 5.25%, 04/02/30(c)	90	92,514
American International Group Inc.
3.40%, 06/30/30	100	94,951
4.85%, 05/07/30	150	151,987
Series A-9, 5.75%, 04/01/48(a)	50	50,418
American National Global Funding
5.25%, 06/03/30(b)	125	125,773
5.55%, 01/28/30(b)	150	152,618
American National Group Inc.
5.00%, 06/15/27	51	51,149
5.75%, 10/01/29	190	193,817

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AmWINS Group Inc.
4.88%, 06/30/29(b)	$250	$242,716
6.38%, 02/15/29(b)	230	234,221
Aon Corp.
2.80%, 05/15/30	300	278,064
3.75%, 05/02/29	260	253,559
4.50%, 12/15/28	140	140,296
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	125	121,672
Aon North America Inc.
5.13%, 03/01/27	240	242,385
5.15%, 03/01/29	325	331,801
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	225	231,859
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.265%)(a)(d)	200	199,414
Arthur J Gallagher & Co.
4.60%, 12/15/27	125	125,403
4.85%, 12/15/29	260	262,299
Assurant Inc.
3.70%, 02/22/30	115	109,495
4.90%, 03/27/28	140	140,893
7.00%, 03/27/48(a)	5	5,102
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	115	120,226
AssuredPartners Inc., 5.63%, 01/15/29(b)	175	174,597
Athene Global Funding
1.73%, 10/02/26(b)	320	309,239
1.99%, 08/19/28(b)	255	236,519
2.45%, 08/20/27(b)	50	47,839
2.50%, 03/24/28(b)	265	250,977
2.72%, 01/07/29(b)	110	102,573
2.95%, 11/12/26(b)	80	78,325
4.72%, 10/08/29(b)	200	198,926
4.83%, 05/09/28(b)	50	50,184
4.86%, 08/27/26(b)	225	225,789
4.95%, 01/07/27(b)	325	326,470
5.03%, 07/17/30(b)	150	150,982
5.34%, 01/15/27(b)	45	45,401
5.35%, 07/09/27(b)	150	152,121
5.38%, 01/07/30(b)	235	239,336
5.52%, 03/25/27(b)	170	172,415
5.58%, 01/09/29(b)	350	359,849
Athene Holding Ltd.
4.13%, 01/12/28	475	470,542
6.15%, 04/03/30	150	158,885
AXA SA, 5.13%, 01/17/47, (1-day SOFR Index + 4.145%)(a)(d)	200	200,340
Axis Specialty Finance LLC
3.90%, 07/15/29	155	150,525
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	75	72,036
Axis Specialty Finance PLC, 4.00%, 12/06/27	250	246,228
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30	150	135,330
2.30%, 03/15/27	245	238,391
Brighthouse Financial Global Funding
2.00%, 06/28/28(b)	100	91,857
5.55%, 04/09/27(b)	200	202,378
5.65%, 06/10/29(b)	150	152,762
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Inc.
3.70%, 06/22/27	$220	$214,568
5.63%, 05/15/30	150	150,315
BroadStreet Partners Inc., 5.88%, 04/15/29(b)	225	223,453
Brown & Brown Inc.
4.50%, 03/15/29	100	99,497
4.60%, 12/23/26	150	150,193
4.70%, 06/23/28	150	150,403
4.90%, 06/23/30	230	230,818
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(d)	600	611,894
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(a)(d)(g)	800	832,731
Chubb INA Holdings LLC, 4.65%, 08/15/29	230	232,796
Cincinnati Financial Corp., 6.92%, 05/15/28	130	138,782
CNA Financial Corp.
3.45%, 08/15/27	235	230,532
3.90%, 05/01/29	110	107,374
CNO Financial Group Inc., 5.25%, 05/30/29	105	105,896
CNO Global Funding
1.75%, 10/07/26(b)	300	289,753
2.65%, 01/06/29(b)	185	172,895
4.88%, 12/10/27(b)	135	135,716
4.95%, 09/09/29(b)	125	126,069
5.88%, 06/04/27(b)	215	219,877
Constellation Insurance Inc., 6.80%, 01/24/30(b)	25	24,633
Corebridge Financial Inc.
3.65%, 04/05/27	540	531,905
3.85%, 04/05/29	400	390,484
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	445	457,352
Corebridge Global Funding
4.65%, 08/20/27(b)	245	245,980
4.85%, 06/06/30(b)	200	200,903
4.90%, 01/07/28(b)	100	101,035
4.90%, 12/03/29(b)	125	126,205
5.20%, 01/12/29(b)	110	112,069
5.20%, 06/24/29(b)	130	132,577
5.90%, 09/19/28(b)	120	124,553
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	170	167,218
Enstar Group Ltd., 4.95%, 06/01/29	160	160,505
Equitable America Global Funding
4.65%, 06/09/28(b)	225	225,657
4.95%, 06/09/30(b)	250	251,981
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	25	23,453
1.70%, 11/12/26(b)	265	255,543
1.80%, 03/08/28(b)	225	210,023
4.88%, 11/19/27(b)	180	181,536
5.00%, 03/27/30(b)	200	202,539
5.45%, 03/03/28(b)	115	117,760
Equitable Holdings Inc.
4.35%, 04/20/28	500	497,861
4.57%, 02/15/29(b)	100	99,363
Essent Group Ltd., 6.25%, 07/01/29	145	150,329
F&G Annuities & Life Inc.
6.50%, 06/04/29	175	180,295
7.40%, 01/13/28	185	193,617
F&G Global Funding
2.00%, 09/20/28(b)	80	73,399
2.30%, 04/11/27(b)	200	192,051

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.88%, 06/10/27(b)	$105	$107,200
5.88%, 01/16/30(b)	125	128,050
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	200	198,424
4.85%, 04/17/28	235	236,386
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	110,292
Fidelity National Financial Inc.
3.40%, 06/15/30	200	186,800
4.50%, 08/15/28	120	119,403
First American Financial Corp., 4.00%, 05/15/30	100	95,192
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	450	416,309
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	225	230,845
GA Global Funding Trust
2.25%, 01/06/27(b)	300	289,795
4.40%, 09/23/27(b)	150	149,457
5.40%, 01/13/30(b)	150	153,653
5.50%, 01/08/29(b)	355	362,745
Global Atlantic Fin Co.
4.40%, 10/15/29(b)	170	165,570
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	235	230,059
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	200	208,930
Globe Life Inc., 4.55%, 09/15/28	205	205,100
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	65	64,079
Guardian Life Global Funding
1.25%, 11/19/27(b)	45	41,975
1.40%, 07/06/27(b)	50	47,293
1.63%, 09/16/28(b)	50	46,055
3.25%, 03/29/27(b)	330	323,861
4.18%, 09/26/29(b)	125	123,778
4.80%, 04/28/30(b)	200	202,283
5.55%, 10/28/27(b)	450	461,303
5.74%, 10/02/28(b)	115	119,590
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(d)	200	195,036
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	155	145,346
Horace Mann Educators Corp., 7.25%, 09/15/28	75	79,991
HUB International Ltd.
5.63%, 12/01/29(b)	165	163,788
7.25%, 06/15/30(b)	980	1,022,085
Jackson Financial Inc., 5.17%, 06/08/27	115	116,030
Jackson National Life Global Funding
3.05%, 06/21/29(b)(c)	55	51,477
4.60%, 10/01/29(b)	205	203,635
4.70%, 06/05/28(b)	150	150,348
4.90%, 01/13/27(b)	150	150,513
5.25%, 04/12/28(b)	185	187,544
5.35%, 01/13/30(b)	150	154,188
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(b)	210	221,596
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(d)	200	201,974
La Mondiale SAM, 5.88%, 01/26/47, (5-year USD ICE Swap + 4.482%)(a)(d)	200	201,071
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.687%)(a)(d)	600	599,806
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	175	170,226
4.57%, 02/01/29(b)	330	329,514
Security	Par (000)	Value
Insurance (continued)
Lincoln Financial Global Funding
4.63%, 05/28/28(b)	$125	$125,285
5.30%, 01/13/30(b)	160	164,057
Lincoln National Corp.
3.05%, 01/15/30(c)	150	140,266
3.63%, 12/12/26	100	98,676
3.80%, 03/01/28	140	137,174
Loews Corp., 3.20%, 05/15/30	150	141,676
Manulife Financial Corp.
2.48%, 05/19/27	95	91,880
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	327	322,455
Markel Group Inc., 3.35%, 09/17/29	130	124,649
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	445	445,448
4.55%, 11/08/27	260	261,540
4.65%, 03/15/30	330	333,122
MassMutual Global Funding II
4.45%, 03/27/28(b)	200	200,821
4.55%, 05/07/30(b)	250	250,208
4.85%, 01/17/29(b)	240	243,249
4.95%, 01/10/30(b)	200	203,135
5.05%, 12/07/27(b)	430	436,738
5.05%, 06/14/28(b)	205	209,204
5.10%, 04/09/27(b)	205	207,543
5.15%, 05/30/29(b)	190	194,554
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	360	358,561
Mercury General Corp., 4.40%, 03/15/27	45	44,530
Met Tower Global Funding
1.25%, 09/14/26(b)	335	323,468
4.00%, 10/01/27(b)	150	148,725
4.80%, 01/14/28(b)	150	151,615
4.85%, 01/16/27(b)	150	150,984
5.25%, 04/12/29(b)	160	164,325
MetLife Inc., 4.55%, 03/23/30	300	302,283
Metropolitan Life Global Funding I
2.95%, 04/09/30(b)	300	280,033
3.00%, 09/19/27(b)	210	204,168
3.05%, 06/17/29(b)	150	142,656
3.30%, 03/21/29(b)	150	144,201
4.30%, 08/25/29(b)	150	148,837
4.40%, 06/30/27(b)	395	395,675
4.85%, 01/08/29(b)	240	243,964
4.90%, 01/09/30(b)	150	152,536
5.05%, 06/11/27(b)	155	156,845
5.05%, 01/06/28(b)	170	172,882
5.40%, 09/12/28(b)	180	185,603
MGIC Investment Corp., 5.25%, 08/15/28	275	274,688
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(g)	200	198,159
Muang Thai Life Assurance PCL, 3.55%, 01/27/37, (10-year CMT + 2.400%)(a)(d)	200	195,349
Mutual of Omaha Companies Global Funding
4.51%, 06/09/28(b)	50	49,965
4.75%, 10/15/29(b)	165	166,101
5.35%, 04/09/27(b)	250	253,136
5.45%, 12/12/28(b)	95	97,418
Mutual of Omaha Cos Global Funding, 5.00%, 04/01/30(b)	145	146,917

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Nassau Companies of New York (The), 7.88%, 07/15/30(b)	$120	$121,116
New York Life Global Funding
3.00%, 01/10/28(b)	325	315,417
3.25%, 04/07/27(b)	395	388,709
3.90%, 10/01/27(b)(c)	195	193,297
4.15%, 07/25/28(b)	150	149,549
4.40%, 04/25/28(b)	150	150,521
4.60%, 12/05/29(b)	200	201,285
4.60%, 06/03/30(b)	175	176,164
4.70%, 01/29/29(b)	295	298,230
4.85%, 01/09/28(b)	415	420,051
4.90%, 04/02/27(b)	175	176,923
4.90%, 06/13/28(b)	135	137,329
5.00%, 06/06/29(b)	100	102,174
5.45%, 09/18/26(b)	145	146,785
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)	355	328,642
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)	200	195,405
NLG Global Funding, 5.40%, 01/23/30(b)	165	169,683
NMI Holdings Inc., 6.00%, 08/15/29	105	107,307
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	200	186,354
1.75%, 01/11/27(b)	322	310,265
3.30%, 04/04/29(b)	170	163,306
4.11%, 09/12/27(b)	110	109,560
4.35%, 09/15/27(b)	110	110,287
4.49%, 03/21/28(b)	200	201,041
4.60%, 06/03/30(b)	150	150,738
4.71%, 01/10/29(b)	180	181,693
4.90%, 06/12/28(b)	120	121,956
4.96%, 01/13/30(b)	150	152,522
5.07%, 03/25/27(b)	220	222,488
Old Republic International Corp., 3.88%, 08/26/26	90	89,266
Pacific Life Global Funding II
1.45%, 01/20/28(b)	100	93,447
1.60%, 09/21/28(b)	15	13,751
4.45%, 05/01/28(b)	200	201,047
4.50%, 08/28/29(b)	135	135,039
4.85%, 02/10/30(b)	150	151,467
4.90%, 01/11/29(b)	70	71,036
5.50%, 08/28/26(b)	100	101,095
5.50%, 07/18/28(b)	410	422,743
PartnerRe Finance B LLC, 3.70%, 07/02/29	185	178,727
Phoenix Group Holdings PLC, 4.75%, 09/04/31, (5-year CMT + 4.276%)(a)(d)	200	198,511
Pricoa Global Funding I
1.20%, 09/01/26(b)	495	478,336
4.40%, 08/27/27(b)	170	170,105
4.70%, 05/28/30(b)	150	150,861
5.10%, 05/30/28(b)(c)	440	448,287
5.55%, 08/28/26(b)	150	151,715
Principal Financial Group Inc.
2.13%, 06/15/30	200	178,641
3.70%, 05/15/29	100	97,228
4.11%, 02/15/28(b)	195	192,591
Principal Life Global Funding II
1.25%, 08/16/26(b)	315	304,780
1.50%, 11/17/26(b)	300	288,736
2.50%, 09/16/29(b)	150	138,705
Security	Par (000)	Value
Insurance (continued)
4.60%, 08/19/27(b)	$150	$150,412
4.80%, 01/09/28(b)	100	100,842
4.95%, 11/27/29(b)	145	146,814
5.00%, 01/16/27(b)	115	115,870
5.10%, 01/25/29(b)	160	163,045
5.50%, 06/28/28(b)	265	272,413
Progressive Corp. (The)
2.45%, 01/15/27	35	34,086
2.50%, 03/15/27	310	301,294
3.20%, 03/26/30	140	133,110
4.00%, 03/01/29	195	193,238
Protective Life Corp.
3.40%, 01/15/30(b)	90	85,405
4.30%, 09/30/28(b)	15	14,873
Protective Life Global Funding
1.30%, 09/20/26(b)	205	197,953
4.34%, 09/13/27(b)	150	149,885
4.71%, 07/06/27(b)	235	236,066
4.77%, 12/09/29(b)	160	161,474
4.80%, 06/05/30(b)	150	151,102
4.99%, 01/12/27(b)	150	151,030
5.22%, 06/12/29(b)	150	153,713
5.47%, 12/08/28(b)	155	159,693
Prudential Financial Inc.
2.10%, 03/10/30	150	136,076
3.88%, 03/27/28	415	411,351
4.50%, 09/15/47(a)	185	181,870
5.70%, 09/15/48(a)	225	228,127
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(d)	400	376,997
3.13%, 04/14/30	300	283,253
Reinsurance Group of America Inc.
3.15%, 06/15/30	200	186,979
3.90%, 05/15/29	265	260,280
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	260	250,599
2.75%, 01/21/27(b)	85	82,047
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,621
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	115	110,946
RGA Global Funding
2.70%, 01/18/29(b)	135	126,516
5.25%, 01/09/30(b)	165	168,548
5.45%, 05/24/29(b)	215	220,921
6.00%, 11/21/28(b)	100	104,189
Ryan Specialty LLC, 4.38%, 02/01/30(b)	120	115,146
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	200	199,514
Sammons Financial Group Global Funding
4.95%, 06/12/30(b)	100	100,592
5.05%, 01/10/28(b)	150	151,634
5.10%, 12/10/29(b)	125	127,073
Sammons Financial Group Inc., 4.45%, 05/12/27(b)	50	49,681
SBL Holdings Inc., 5.13%, 11/13/26(b)	187	185,623
SiriusPoint Ltd., 7.00%, 04/05/29	115	120,576
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)	485	473,826
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	225	224,618
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 4.588%)(a)(d)	200	206,283
Unum Group, 4.00%, 06/15/29	100	97,850

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Western-Southern Global Funding
4.50%, 07/16/28(b)	$75	$75,069
4.90%, 05/01/30(b)	125	125,993
Willis North America Inc.
2.95%, 09/15/29	200	187,591
4.50%, 09/15/28	205	205,297
4.65%, 06/15/27	417	418,751
		61,792,475
Internet — 0.6%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(b)	115	110,550
9.00%, 08/01/29(b)	155	158,253
Alibaba Group Holding Ltd.
3.40%, 12/06/27	865	847,508
4.88%, 05/26/30(b)	300	306,142
Alphabet Inc.
0.80%, 08/15/27	340	318,889
2.00%, 08/15/26	250	244,435
4.00%, 05/15/30	290	289,079
Amazon.com Inc.
1.20%, 06/03/27	512	485,824
1.50%, 06/03/30	600	529,122
1.65%, 05/12/28	665	622,765
3.15%, 08/22/27	1,270	1,246,100
3.30%, 04/13/27	763	752,364
3.45%, 04/13/29	420	410,343
4.55%, 12/01/27	820	828,084
4.65%, 12/01/29	400	407,079
ANGI Group LLC, 3.88%, 08/15/28(b)	170	158,337
Arches Buyer Inc.
4.25%, 06/01/28(b)	315	303,640
6.13%, 12/01/28(b)	160	152,826
Baidu Inc.
1.63%, 02/23/27	160	153,324
3.43%, 04/07/30	200	191,198
3.63%, 07/06/27	80	78,778
4.38%, 03/29/28	200	199,748
Booking Holdings Inc.
3.55%, 03/15/28	110	107,834
4.63%, 04/13/30	450	454,532
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	135	133,638
5.63%, 09/15/28(b)	130	129,469
Cars.com Inc., 6.38%, 11/01/28(b)	120	119,848
Cogent Communications Group Inc./Cogent Communications Finance Inc.
7.00%, 06/15/27(b)	85	85,253
7.00%, 06/15/27(b)	145	145,256
eBay Inc.
2.70%, 03/11/30	305	282,039
3.60%, 06/05/27	161	158,814
Expedia Group Inc.
3.25%, 02/15/30	375	353,657
3.80%, 02/15/28	385	378,498
4.63%, 08/01/27	286	286,280
Gen Digital Inc., 6.75%, 09/30/27(b)	270	274,624
Getty Images Inc.
9.75%, 03/01/27(b)(c)	110	107,072
11.25%, 02/21/30(b)	155	148,436
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	250	234,747
Security	Par (000)	Value
Internet (continued)
5.25%, 12/01/27(b)	$225	$224,119
GrubHub Holdings Inc., 5.50%, 07/01/27(b)(c)	170	166,345
ION Trading Technologies SARL
5.75%, 05/15/28(b)	150	145,221
9.50%, 05/30/29(b)	200	208,830
JD.com Inc., 3.38%, 01/14/30	255	243,584
Match Group Holdings II LLC
4.63%, 06/01/28(b)	143	139,725
5.00%, 12/15/27(b)	190	188,456
5.63%, 02/15/29(b)	105	104,604
Meituan
4.50%, 04/02/28(d)	400	398,260
4.63%, 10/02/29(d)	400	398,895
Meta Platforms Inc.
3.50%, 08/15/27	760	750,432
4.30%, 08/15/29	325	326,308
4.60%, 05/15/28	430	435,580
4.80%, 05/15/30	300	307,461
Millennium Escrow Corp., 6.63%, 08/01/26(b)	240	227,249
Netflix Inc.
4.38%, 11/15/26	268	268,719
4.88%, 04/15/28	629	638,931
4.88%, 06/15/30(b)	305	310,707
5.38%, 11/15/29(b)	255	264,687
5.88%, 11/15/28	590	618,785
6.38%, 05/15/29	235	251,778
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(b)	150	90,485
11.75%, 10/15/28(b)	160	115,471
Prosus NV
3.26%, 01/19/27(d)	400	391,067
3.68%, 01/21/30(d)	200	189,006
4.85%, 07/06/27(d)	200	200,337
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(g)	95	93,418
8.13%, (5-year CMT + 4.250%)(a)(b)(g)	175	173,767
9.75%, 04/15/29(b)	575	632,232
11.25%, 02/15/27(b)	555	601,346
Tencent Holdings Ltd.
2.39%, 06/03/30(d)	600	548,712
3.60%, 01/19/28(d)	800	785,242
3.98%, 04/11/29(d)	800	789,884
Uber Technologies Inc.
4.30%, 01/15/30	300	297,633
4.50%, 08/15/29(b)	435	431,252
6.25%, 01/15/28(b)	200	200,568
7.50%, 09/15/27(b)	637	639,391
VeriSign Inc., 4.75%, 07/15/27	95	94,941
Wayfair LLC, 7.25%, 10/31/29(b)	255	259,383
		25,347,196
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	200	202,582
Algoma Steel Inc., 9.13%, 04/15/29(b)	110	99,705
ArcelorMittal SA
4.25%, 07/16/29	100	98,752
6.55%, 11/29/27	442	459,413
ATI Inc.
4.88%, 10/01/29	100	97,308
5.88%, 12/01/27	130	129,781
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(b)	132	124,609

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Carpenter Technology Corp.
6.38%, 07/15/28	$135	$135,494
7.63%, 03/15/30	75	77,228
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	125	117,574
5.88%, 06/01/27	175	175,192
6.75%, 04/15/30(b)	230	228,663
6.88%, 11/01/29(b)	270	270,097
Commercial Metals Co., 4.13%, 01/15/30	90	85,455
CSN Inova Ventures, 6.75%, 01/28/28(d)	400	381,866
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(d)	200	207,143
GUSAP III LP, 4.25%, 01/21/30(d)	200	194,120
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	108,463
Krakatau Posco PT
6.38%, 06/11/27(d)	200	201,664
6.38%, 06/11/29(d)	200	201,397
Metinvest BV, 7.75%, 10/17/29(d)	200	152,474
Mineral Resources Ltd.
8.00%, 11/01/27(b)	210	212,603
8.13%, 05/01/27(b)	230	230,679
8.50%, 05/01/30(b)(c)	175	177,925
9.25%, 10/01/28(b)	355	368,838
Nucor Corp.
2.70%, 06/01/30	150	137,995
3.95%, 05/01/28	80	79,226
4.30%, 05/23/27	310	309,739
4.65%, 06/01/30	150	150,892
POSCO
4.50%, 08/04/27(d)	204	202,906
5.75%, 01/17/28(d)	385	394,340
POSCO HOLDINGS Inc. SR UNSECURED REGS 05/30 5.125, 5.13%, 05/07/30(d)	200	202,738
Steel Dynamics Inc.
1.65%, 10/15/27	15	14,116
3.45%, 04/15/30	180	170,888
5.00%, 12/15/26	90	90,049
TMS International Corp./DE, 6.25%, 04/15/29(b)	115	109,499
U.S. Steel Corp., 6.88%, 03/01/29	150	151,272
Vale Overseas Ltd., 3.75%, 07/08/30	200	188,414
		6,941,099
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	110	114,854
Brunswick Corp./DE, 5.85%, 03/18/29	135	138,776
Carnival Corp.
4.00%, 08/01/28(b)	800	777,097
5.75%, 03/01/27(b)	95	95,877
5.75%, 03/15/30(b)	300	304,545
6.00%, 05/01/29(b)	625	630,470
6.65%, 01/15/28	63	64,900
7.00%, 08/15/29(b)	80	84,073
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	145	141,328
5.95%, 06/11/29(b)	135	137,678
6.50%, 03/10/28(b)	230	237,857
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(b)	80	83,386
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)	145	145,294
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)	155	127,996
NCL Corp. Ltd.
5.88%, 02/15/27(b)	295	295,736
Security	Par (000)	Value
Leisure Time (continued)
7.75%, 02/15/29(b)	$225	$238,837
8.13%, 01/15/29(b)	250	262,814
NCL Finance Ltd., 6.13%, 03/15/28(b)	185	187,589
Polaris Inc., 6.95%, 03/15/29	160	168,674
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	170	165,525
5.38%, 07/15/27(b)	285	286,322
5.50%, 08/31/26(b)	280	280,889
5.50%, 04/01/28(b)	515	521,069
7.50%, 10/15/27	105	110,574
Sabre GLBL Inc.
8.63%, 06/01/27(b)	121	122,893
10.75%, 11/15/29(b)(c)	134	138,011
11.13%, 07/15/30(b)	400	422,287
11.25%, 12/15/27(b)(c)	100	105,284
Sunny Express Enterprises Corp.
2.95%, 03/01/27(d)	200	195,650
3.13%, 04/23/30(d)	200	190,011
Viking Cruises Ltd.
5.88%, 09/15/27(b)	270	269,673
7.00%, 02/15/29(b)	160	161,209
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	100	99,572
VOC Escrow Ltd., 5.00%, 02/15/28(b)	220	217,938
		7,524,688
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	305	302,448
Choice Hotels International Inc., 3.70%, 12/01/29	105	99,667
Fortune Star BVI Ltd.
5.05%, 01/27/27(d)	200	195,032
8.50%, 05/19/28(d)	200	205,161
Full House Resorts Inc., 8.25%, 02/15/28(b)	140	135,400
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	200	206,093
Gohl Capital Ltd., 4.25%, 01/24/27(d)	400	395,858
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(b)	200	190,547
4.88%, 01/15/30	300	295,907
5.75%, 05/01/28(b)	155	155,142
5.88%, 04/01/29(b)	165	167,645
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	275	263,112
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	215	214,519
Hyatt Hotels Corp.
4.38%, 09/15/28	195	193,438
5.05%, 03/30/28	75	75,779
5.25%, 06/30/29	220	223,733
5.75%, 01/30/27	50	50,833
5.75%, 04/23/30	100	103,176
Las Vegas Sands Corp.
3.50%, 08/18/26	345	339,524
3.90%, 08/08/29	270	257,699
5.63%, 06/15/28	275	279,339
5.90%, 06/01/27	100	101,664
6.00%, 08/15/29	125	128,566
6.00%, 06/14/30	65	66,897
Marriott International Inc./MD
4.80%, 03/15/30	120	120,727
4.88%, 05/15/29	235	237,318

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
4.90%, 04/15/29	$245	$248,027
5.00%, 10/15/27	330	334,100
5.45%, 09/15/26	50	50,475
5.55%, 10/15/28	190	196,122
Series AA, 4.65%, 12/01/28	45	45,181
Series FF, 4.63%, 06/15/30	300	299,648
Series X, 4.00%, 04/15/28	140	138,466
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)	150	143,155
4.75%, 01/15/28	100	97,518
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	345	328,730
5.63%, 07/17/27(d)	200	199,581
5.75%, 07/21/28(b)	250	245,502
MGM China Holdings Ltd., 4.75%, 02/01/27(b)	260	257,665
MGM Resorts International
4.63%, 09/01/26	135	134,527
4.75%, 10/15/28(c)	220	217,233
5.50%, 04/15/27	219	219,766
6.13%, 09/15/29	250	253,650
Sands China Ltd.
2.30%, 03/08/27	245	236,001
2.85%, 03/08/29	200	185,024
4.38%, 06/18/30	200	192,652
5.40%, 08/08/28	460	465,117
Station Casinos LLC, 4.50%, 02/15/28(b)	230	224,832
Studio City Co. Ltd., 7.00%, 02/15/27(b)	130	130,925
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	328,211
6.50%, 01/15/28(b)	160	158,508
Travel & Leisure Co.
4.50%, 12/01/29(b)	175	168,032
4.63%, 03/01/30(b)	100	95,953
6.00%, 04/01/27	135	135,985
6.63%, 07/31/26(b)	205	206,562
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	175	169,852
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	268	267,654
Wynn Macau Ltd.
5.13%, 12/15/29(b)	275	264,509
5.50%, 10/01/27(b)	245	244,166
5.63%, 08/26/28(b)	425	420,262
		12,308,815
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	35	34,927
AGCO Corp., 5.45%, 03/21/27	145	146,347
ATS Corp., 4.13%, 12/15/28(b)	100	95,095
BWX Technologies Inc.
4.13%, 06/30/28(b)	125	120,982
4.13%, 04/15/29(b)	125	120,017
Caterpillar Financial Services Corp.
1.10%, 09/14/27	215	202,007
1.15%, 09/14/26	244	235,832
1.70%, 01/08/27	250	241,333
2.40%, 08/09/26	20	19,622
3.60%, 08/12/27	395	390,421
4.38%, 08/16/29(c)	175	175,741
4.40%, 10/15/27	150	150,712
4.40%, 03/03/28	100	100,440
4.45%, 10/16/26	135	135,355
4.50%, 01/07/27	175	175,719
Security	Par (000)	Value
Machinery (continued)
4.50%, 01/08/27	$215	$215,756
4.60%, 11/15/27	275	277,381
4.70%, 11/15/29	285	289,251
4.80%, 01/08/30	160	163,011
4.85%, 02/27/29	150	152,798
5.00%, 05/14/27	125	126,689
Caterpillar Inc.
2.60%, 09/19/29	140	131,195
2.60%, 04/09/30	250	231,746
Chart Industries Inc., 7.50%, 01/01/30(b)	435	455,700
CNH Industrial Capital LLC
4.50%, 10/08/27	75	74,863
4.55%, 04/10/28	280	280,446
4.75%, 03/21/28	105	105,448
5.10%, 04/20/29	190	193,212
5.50%, 01/12/29	180	185,208
CNH Industrial NV, 3.85%, 11/15/27	135	133,349
Deere & Co.
3.10%, 04/15/30	200	189,323
5.38%, 10/16/29	105	109,364
Dover Corp., 2.95%, 11/04/29	85	79,884
Eaton Capital ULC, 4.45%, 05/09/30	190	189,928
Esab Corp., 6.25%, 04/15/29(b)	165	168,673
GrafTech Finance Inc., 4.63%, 12/23/29(b)(c)	170	122,837
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(b)(c)	140	124,111
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	290	299,234
IDEX Corp.
3.00%, 05/01/30	150	139,318
4.95%, 09/01/29	105	106,167
Ingersoll Rand Inc.
5.18%, 06/15/29	220	225,329
5.20%, 06/15/27	240	243,111
5.40%, 08/14/28	180	184,634
John Deere Capital Corp.
1.30%, 10/13/26	315	304,247
1.50%, 03/06/28	20	18,668
1.75%, 03/09/27	110	105,795
2.25%, 09/14/26	50	48,879
2.35%, 03/08/27	355	344,644
2.45%, 01/09/30	175	161,710
2.80%, 09/08/27	150	145,813
2.80%, 07/18/29	150	141,735
3.05%, 01/06/28	65	63,325
3.35%, 04/18/29	200	193,720
3.45%, 03/07/29	200	194,813
4.15%, 09/15/27	420	419,441
4.20%, 07/15/27	275	275,161
4.38%, 10/15/30	150	149,439
4.50%, 01/08/27	310	311,187
4.50%, 01/16/29	305	307,133
4.65%, 01/07/28	175	176,981
4.70%, 06/10/30	300	303,958
4.75%, 01/20/28	470	475,852
4.85%, 03/05/27	145	146,438
4.85%, 06/11/29	215	219,167
4.85%, 10/11/29	100	102,330
4.90%, 06/11/27	290	293,802
4.90%, 03/03/28	81	82,332
4.95%, 07/14/28	495	506,221

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.15%, 09/08/26	$100	$100,932
Series I, 4.25%, 06/05/28	200	200,316
Series I, 4.55%, 06/05/30	200	201,072
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	50	50,948
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	168	178,183
Mueller Water Products Inc., 4.00%, 06/15/29(b)	140	133,802
Nordson Corp.
4.50%, 12/15/29	150	149,229
5.60%, 09/15/28	115	118,290
nVent Finance SARL, 4.55%, 04/15/28	210	208,705
Oshkosh Corp.
3.10%, 03/01/30	90	84,048
4.60%, 05/15/28	30	30,057
Otis Worldwide Corp.
2.29%, 04/05/27	100	96,612
2.57%, 02/15/30	450	413,929
5.25%, 08/16/28	240	245,457
Regal Rexnord Corp.
6.05%, 04/15/28	395	406,380
6.30%, 02/15/30	310	324,617
Rockwell Automation Inc., 3.50%, 03/01/29	120	116,633
SPX FLOW Inc., 8.75%, 04/01/30(b)	150	155,052
Terex Corp., 5.00%, 05/15/29(b)	175	170,814
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	475	473,253
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	267,343
Weir Group Inc., 5.35%, 05/06/30(b)	250	253,085
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	306	301,665
4.70%, 09/15/28	379	380,985
4.90%, 05/29/30	150	151,652
Xylem Inc./New York
1.95%, 01/30/28	150	141,856
3.25%, 11/01/26	47	46,271
		18,436,493
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	162	157,997
2.38%, 08/26/29	295	272,762
2.88%, 10/15/27	345	334,923
3.05%, 04/15/30	190	178,393
3.38%, 03/01/29	225	217,421
3.63%, 09/14/28	140	137,120
4.80%, 03/15/30	175	176,838
Amsted Industries Inc., 4.63%, 05/15/30(b)	120	114,911
Axon Enterprise Inc., 6.13%, 03/15/30(b)	260	266,029
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	185,086
Carlisle Companies Inc.
2.75%, 03/01/30	220	203,018
3.75%, 12/01/27	250	245,919
Eaton Corp.
3.10%, 09/15/27	260	254,221
4.35%, 05/18/28	120	120,270
Hillenbrand Inc., 6.25%, 02/15/29	145	146,956
Illinois Tool Works Inc., 2.65%, 11/15/26	183	179,668
LSB Industries Inc., 6.25%, 10/15/28(b)	151	148,522
Maxam Prill Sarl, 7.75%, 07/15/30(b)	200	195,711
Parker-Hannifin Corp.
3.25%, 06/14/29	300	287,655
4.25%, 09/15/27	505	504,452
4.50%, 09/15/29	305	306,177
Security	Par (000)	Value
Manufacturing (continued)
Pentair Finance SARL, 4.50%, 07/01/29	$110	$109,496
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	350	328,596
2.35%, 10/15/26(b)	545	532,692
3.40%, 03/16/27(b)	405	399,959
6.13%, 08/17/26(b)	555	565,084
Siemens Funding BV
4.35%, 05/26/28(b)	200	200,563
4.60%, 05/28/30(b)	200	201,815
Teledyne Technologies Inc., 2.25%, 04/01/28	105	99,444
Textron Inc.
3.00%, 06/01/30	200	185,419
3.38%, 03/01/28	75	72,960
3.65%, 03/15/27	175	172,410
3.90%, 09/17/29	105	102,330
Trinity Industries Inc., 7.75%, 07/15/28(b)	152	158,273
		7,763,090
Media — 0.8%
AMC Networks Inc.
4.25%, 02/15/29	7	5,601
10.25%, 01/15/29(b)	275	282,590
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(b)	62	23,877
Belo Corp.
7.25%, 09/15/27	140	144,314
7.75%, 06/01/27	113	117,033
Block Communications Inc., 4.88%, 03/01/28(b)	100	94,118
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(b)	925	878,665
5.00%, 02/01/28(b)	750	736,263
5.13%, 05/01/27(b)	935	927,311
5.38%, 06/01/29(b)	435	427,459
6.38%, 09/01/29(b)	460	464,108
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	380	349,034
3.75%, 02/15/28	355	347,134
4.20%, 03/15/28	442	437,147
5.05%, 03/30/29	370	372,044
6.10%, 06/01/29	455	474,406
6.15%, 11/10/26	405	410,995
Comcast Corp.
2.35%, 01/15/27	459	445,893
2.65%, 02/01/30	480	444,138
3.15%, 02/15/28	595	578,494
3.30%, 02/01/27	421	414,692
3.30%, 04/01/27	300	294,997
3.40%, 04/01/30	500	477,749
3.55%, 05/01/28	217	212,523
4.15%, 10/15/28	1,275	1,267,311
4.55%, 01/15/29	380	382,501
5.10%, 06/01/29	295	302,600
5.35%, 11/15/27	231	235,986
Cox Communications Inc.
3.35%, 09/15/26(b)	450	443,151
3.50%, 08/15/27(b)	127	124,027
5.45%, 09/15/28(b)	285	291,199
CSC Holdings LLC
5.38%, 02/01/28(b)	305	280,602
5.50%, 04/15/27(b)	405	392,133
5.75%, 01/15/30(b)	620	305,201

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.50%, 02/01/29(b)	$605	$478,259
7.50%, 04/01/28(b)	310	250,813
11.25%, 05/15/28(b)	305	306,531
11.75%, 01/31/29(b)	595	556,497
Directv Financing LLC, 8.88%, 02/01/30(b)	225	219,147
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	1,160	1,152,988
Discovery Communications LLC
3.63%, 05/15/30	200	177,018
3.95%, 03/20/28	369	355,158
4.13%, 05/15/29	225	209,594
DISH DBS Corp.
5.25%, 12/01/26(b)	910	855,920
5.75%, 12/01/28(b)	745	664,913
7.38%, 07/01/28	300	230,206
7.75%, 07/01/26	570	506,603
5.13%, 06/01/29	450	328,232
DISH Network Corp., 11.75%, 11/15/27(b)	1,025	1,067,241
EW Scripps Co. (The), 9.88%, 08/15/30(b)	85	84,473
FactSet Research Systems Inc., 2.90%, 03/01/27	190	185,537
Fox Corp., 4.71%, 01/25/29	525	527,677
Gray Television Inc., 10.50%, 07/15/29(b)	375	405,829
iHeartCommunications Inc.
4.75%, 01/15/28(b)	10	8,257
9.13%, 05/01/29(b)(c)	202	169,559
10.88%, 05/01/30(b)	216	108,043
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	146,118
6.75%, 10/15/27(b)	390	299,115
Liberty Interactive LLC, 8.25%, 02/01/30	150	20,193
McGraw-Hill Education Inc.
5.75%, 08/01/28(b)	265	264,167
8.00%, 08/01/29(b)	200	203,307
News Corp., 3.88%, 05/15/29(b)	320	305,845
Nexstar Media Inc.
4.75%, 11/01/28(b)(c)	330	320,670
5.63%, 07/15/27(b)	510	509,118
Paramount Global
2.90%, 01/15/27	94	91,477
3.38%, 02/15/28	265	256,130
3.70%, 06/01/28	84	81,410
4.20%, 06/01/29	160	155,726
6.25%, 02/28/57(a)	205	197,422
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)	305	300,653
7.88%, 07/30/30	100	111,406
Radiate Holdco LLC / Radiate Finance Inc., 9.25%, 03/25/30(b)(f)	166	116,204
Scripps Escrow II Inc., 3.88%, 01/15/29(b)(c)	160	142,066
Scripps Escrow Inc., 5.88%, 07/15/27(b)	135	135,000
Sinclair Television Group Inc., 5.50%, 03/01/30(b)(c)	180	148,659
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	307	300,676
4.00%, 07/15/28(b)	570	542,950
4.13%, 07/01/30(b)	425	387,544
5.00%, 08/01/27(b)	480	474,718
5.50%, 07/01/29(b)	380	375,223
TCI Communications Inc., 7.13%, 02/15/28	200	213,090
TEGNA Inc.
4.63%, 03/15/28	270	263,865
5.00%, 09/15/29	300	288,378
Security	Par (000)	Value
Media (continued)
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(d)	$200	$186,849
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	197,186
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	290	284,147
Univision Communications Inc.
4.50%, 05/01/29(b)	335	310,044
7.38%, 06/30/30(b)	265	263,719
8.00%, 08/15/28(b)	390	400,760
Urban One Inc., 7.38%, 02/01/28(b)	180	106,200
Videotron Ltd.
3.63%, 06/15/29(b)(c)	110	105,105
5.13%, 04/15/27(b)	270	269,958
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	275	247,836
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(b)	420	410,276
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	165	159,726
Walt Disney Co. (The)
2.00%, 09/01/29	630	576,429
2.20%, 01/13/28	275	262,677
3.38%, 11/15/26	105	103,880
3.70%, 03/23/27	265	263,217
3.80%, 03/22/30	360	352,167
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	150	130,915
Ziggo BV, 4.88%, 01/15/30(b)	290	267,642
		33,783,654
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	100	98,954
6.38%, 06/15/30(b)	150	152,136
Park-Ohio Industries Inc.
6.63%, 04/15/27	110	110,020
8.50%, 08/01/30(b)	85	81,610
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)	150	144,416
Timken Co. (The), 4.50%, 12/15/28	145	144,759
		731,895
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	150	142,889
6.13%, 05/15/28(b)	155	155,441
Alumina Pty. Ltd., 6.13%, 03/15/30(b)	150	151,735
Anglo American Capital PLC
3.88%, 03/16/29(d)	200	195,074
4.50%, 03/15/28(b)	305	303,927
4.75%, 04/10/27(b)	225	225,383
5.63%, 04/01/30(d)	200	207,651
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	200	191,247
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	384	388,140
5.00%, 02/21/30	295	301,971
5.10%, 09/08/28	340	347,577
5.25%, 09/08/26	370	373,474
Chinalco Capital Holdings Ltd.
2.95%, 02/24/27(d)	200	195,264
4.75%, 02/14/28(d)	200	201,512
Coeur Mining Inc., 5.13%, 02/15/29(b)	100	97,099
Compass Minerals International Inc.
6.75%, 12/01/27(b)	54	54,131

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
8.00%, 07/01/30(b)	$190	$196,850
Constellium SE, 3.75%, 04/15/29(b)	150	140,807
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(d)	400	371,517
3.15%, 01/14/30(d)	200	185,977
3.63%, 08/01/27(d)	600	587,797
Eldorado Gold Corp., 6.25%, 09/01/29	200	199,982
Endeavour Mining PLC, 7.00%, 05/28/30(d)	400	406,183
First Quantum Minerals Ltd.
6.88%, 10/15/27(d)	200	200,457
9.38%, 03/01/29(d)	400	424,001
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27(b)	225	220,893
5.88%, 04/15/30(b)	200	202,524
Freeport Indonesia PT, 4.76%, 04/14/27(d)	200	200,118
Freeport-McMoRan Inc.
4.13%, 03/01/28	245	241,257
4.38%, 08/01/28	175	173,303
Glencore Funding LLC
3.88%, 10/27/27(b)	95	93,497
4.00%, 03/27/27(b)	410	405,800
4.88%, 03/12/29(b)	15	15,131
4.91%, 04/01/28(b)	55	55,526
5.19%, 04/01/30(b)	250	254,135
5.34%, 04/04/27(b)	175	177,048
5.37%, 04/04/29(b)	440	450,591
5.40%, 05/08/28(b)	375	382,403
6.13%, 10/06/28(b)	180	187,707
Hecla Mining Co., 7.25%, 02/15/28	165	166,637
Hudbay Minerals Inc., 6.13%, 04/01/29(d)	175	175,975
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(d)	200	204,791
6.53%, 11/15/28(d)	200	212,006
Industrias Penoles SAB de CV, 4.15%, 09/12/29(d)	200	195,142
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)	200	201,046
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(b)	110	113,716
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	170	166,014
Kinross Gold Corp., 4.50%, 07/15/27	125	124,809
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)(c)	38	37,355
Newmont Corp., 2.80%, 10/01/29	245	230,677
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	180	170,674
Novelis Corp.
3.25%, 11/15/26(b)	265	260,718
4.75%, 01/30/30(b)	500	479,034
6.88%, 01/30/30(b)	225	231,688
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	60	61,874
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	290,809
Rio Tinto Finance USA PLC
4.38%, 03/12/27(c)	115	115,304
4.50%, 03/14/28	220	220,927
4.88%, 03/14/30	450	456,755
SDG Finance Ltd., 2.80%, 08/25/26(d)	200	194,989
Stillwater Mining Co.
4.00%, 11/16/26(d)	200	196,025
4.50%, 11/16/29(d)	200	182,900
Taseko Mines Ltd., 8.25%, 05/01/30(b)	150	156,591
Security	Par (000)	Value
Mining (continued)
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(d)	$400	$409,643
WE Soda Investments Holding PLC, 9.50%, 10/06/28(d)	200	209,134
		14,771,252
Multi-National — 0.1%
Dexia SA
4.50%, 03/19/27(b)	625	627,350
4.75%, 01/24/30(b)	250	255,353
ICDPS Sukuk Ltd., 4.95%, 02/14/29(d)	200	200,827
International Bank for Reconstruction & Development, 4.50%, 06/26/28	25	25,024
International Development Association, 4.88%, 11/01/28(b)	870	893,276
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(d)	200	196,637
4.05%, 10/15/29(d)	400	397,963
4.60%, 03/14/28(d)	2,300	2,327,182
		4,923,612
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	326	317,414
3.25%, 02/15/29	250	237,069
3.28%, 12/01/28	135	128,925
4.25%, 04/01/28	290	287,164
5.10%, 03/01/30	200	201,266
Pitney Bowes Inc.
6.88%, 03/15/27(b)	120	120,233
7.25%, 03/15/29(b)	105	105,399
Xerox Holdings Corp.
5.50%, 08/15/28(b)	235	155,716
8.88%, 11/30/29(b)(c)	130	85,490
		1,638,676
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	100	98,680
Steelcase Inc., 5.13%, 01/18/29	150	147,993
		246,673
Oil & Gas — 1.4%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(d)	200	198,682
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	310	324,708
Aker BP ASA
3.75%, 01/15/30(b)	250	237,884
5.60%, 06/13/28(b)	150	154,117
Antero Resources Corp.
5.38%, 03/01/30(b)	155	153,980
7.63%, 02/01/29(b)	190	193,953
APA Corp., 4.25%, 01/15/30(b)	100	95,638
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29(b)	125	124,642
Azule Energy Finance PLC, 8.13%, 01/23/30(d)	400	402,944
Bapco Energies BSC Closed, 8.38%, 11/07/28(d)	200	212,497
Bapco Energies BSCC, 7.50%, 10/25/27(d)	200	205,898
Baytex Energy Corp., 8.50%, 04/30/30(b)	250	254,362
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(d)	356	341,227
BP Capital Markets America Inc.
3.02%, 01/16/27	265	260,351
3.54%, 04/06/27	175	172,820
3.59%, 04/14/27	280	276,831

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 04/06/30	$380	$367,714
3.94%, 09/21/28	170	167,997
4.23%, 11/06/28	619	616,922
4.70%, 04/10/29	380	384,352
4.87%, 11/25/29	205	208,689
4.97%, 10/17/29	235	239,919
5.02%, 11/17/27	375	380,564
BP Capital Markets PLC
3.28%, 09/19/27	494	484,333
3.72%, 11/28/28	265	259,841
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	198,836
California Resources Corp., 8.25%, 06/15/29(b)	265	272,158
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(b)(c)	100	98,963
9.75%, 07/15/28(b)	100	95,908
Canacol Energy Ltd., 5.75%, 11/24/28(d)	200	60,660
Canadian Natural Resources Ltd.
3.85%, 06/01/27	457	451,535
5.00%, 12/15/29(b)	220	221,456
Cenovus Energy Inc., 4.25%, 04/15/27	240	238,508
Chevron Corp.
2.00%, 05/11/27	610	588,259
2.24%, 05/11/30	450	409,361
Chevron USA Inc.
1.02%, 08/12/27	195	183,525
3.25%, 10/15/29	150	144,316
3.85%, 01/15/28	46	45,753
4.41%, 02/26/27	55	55,228
4.48%, 02/26/28	365	367,766
4.69%, 04/15/30	300	304,362
Civitas Resources Inc.
5.00%, 10/15/26(b)	152	150,380
8.38%, 07/01/28(b)	415	427,263
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	189,898
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	400,323
CNX Resources Corp., 6.00%, 01/15/29(b)	150	149,880
Comstock Resources Inc.
5.88%, 01/15/30(b)	290	273,602
6.75%, 03/01/29(b)	495	489,930
ConocoPhillips Co.
4.70%, 01/15/30	380	384,318
6.95%, 04/15/29	160	174,351
Constellation Oil Services Holding SA, 9.38%, 11/07/29(d)	200	204,970
Continental Resources Inc./OK
2.27%, 11/15/26(b)	327	316,643
4.38%, 01/15/28	325	319,834
Cosan Luxembourg SA, 5.50%, 09/20/29(d)	200	195,250
Coterra Energy Inc.
3.90%, 05/15/27	77	76,060
4.38%, 03/15/29	110	108,663
CVR Energy Inc.
5.75%, 02/15/28(b)	135	129,700
8.50%, 01/15/29(b)	180	176,847
Devon Energy Corp.
4.50%, 01/15/30	190	188,233
5.25%, 10/15/27	165	165,339
5.88%, 06/15/28	50	50,003
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc.
3.25%, 12/01/26	$306	$301,027
3.50%, 12/01/29	305	291,131
5.15%, 01/30/30	250	254,579
5.20%, 04/18/27	260	262,733
Ecopetrol SA
6.88%, 04/29/30	600	600,273
8.63%, 01/19/29	400	429,311
Empresa Nacional del Petroleo, 5.25%, 11/06/29(d)	200	201,644
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)	250	255,313
Energian Israel Finance Ltd., 5.38%, 03/30/28(b)	200	192,248
Eni SpA
4.25%, 05/09/29(b)	345	343,233
Series X-R, 4.75%, 09/12/28(b)	250	251,534
EnQuest PLC, 11.63%, 11/01/27(b)	100	102,534
EOG Resources Inc.
4.38%, 04/15/30	230	229,008
4.40%, 07/15/28	255	255,722
EQT Corp.
3.90%, 10/01/27	470	463,395
4.50%, 01/15/29(b)	232	229,322
5.00%, 01/15/29	110	110,671
5.70%, 04/01/28	155	159,414
6.38%, 04/01/29(b)	170	175,134
7.00%, 02/01/30	150	162,115
7.50%, 06/01/27(b)	150	152,646
7.50%, 06/01/30(b)	150	164,332
Equinor ASA
2.38%, 05/22/30	210	192,163
3.00%, 04/06/27	290	284,533
3.13%, 04/06/30	500	473,547
3.63%, 09/10/28	830	814,889
4.25%, 06/02/28	105	105,094
6.50%, 12/01/28(b)	215	229,571
7.25%, 09/23/27	200	211,605
Expand Energy Corp.
5.38%, 02/01/29	280	280,354
5.38%, 03/15/30	345	345,545
5.88%, 02/01/29(b)	230	230,708
6.75%, 04/15/29(b)	350	353,090
Exxon Mobil Corp.
2.28%, 08/16/26	217	212,877
2.44%, 08/16/29	405	380,548
3.29%, 03/19/27	446	440,690
3.48%, 03/19/30	555	536,454
Geopark Ltd., 8.75%, 01/31/30(d)	400	347,200
Global Marine Inc., 7.00%, 06/01/28	90	83,835
Gran Tierra Energy Inc., 9.50%, 10/15/29(d)	200	166,930
Greenfire Resources Ltd., 12.00%, 10/01/28(b)	69	72,621
GS Caltex Corp., 5.38%, 08/07/28(d)	200	203,671
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	175	178,053
Helmerich & Payne Inc.
4.65%, 12/01/27(c)	105	103,900
4.85%, 12/01/29(c)	110	106,281
Hess Corp.
4.30%, 04/01/27	392	391,724
7.88%, 10/01/29	16	18,094
HF Sinclair Corp., 5.00%, 02/01/28	120	119,790

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	$200	$196,105
6.00%, 04/15/30(b)	150	147,580
6.25%, 11/01/28(b)	200	200,903
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	197,143
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	200	206,801
KazMunayGas National Co. JSC, 5.38%, 04/24/30(d)	400	404,151
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)	150	154,113
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	140	137,155
Leviathan Bond Ltd.
6.50%, 06/30/27(b)	200	198,829
6.75%, 06/30/30(b)	200	197,517
Marathon Petroleum Corp.
3.80%, 04/01/28	255	250,548
5.13%, 12/15/26	100	100,637
5.15%, 03/01/30	315	320,925
Matador Resources Co., 6.88%, 04/15/28(b)	175	177,812
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(d)	250	261,661
MEG Energy Corp., 5.88%, 02/01/29(b)	200	200,051
Nabors Industries Inc.
7.38%, 05/15/27(b)	240	242,171
9.13%, 01/31/30(b)	195	193,169
Nabors Industries Ltd., 7.50%, 01/15/28(b)(c)	110	101,526
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/28(d)(f)	234	182,390
Noble Finance II LLC, 8.00%, 04/15/30(b)	435	442,549
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(d)	200	196,828
Northern Oil & Gas Inc., 8.13%, 03/01/28(b)	223	225,270
Occidental Petroleum Corp.
5.00%, 08/01/27	295	296,569
5.20%, 08/01/29	390	391,098
6.38%, 09/01/28	100	103,621
8.50%, 07/15/27	195	204,966
8.88%, 07/15/30	250	285,373
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	200	189,371
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	197,423
Oil India Ltd., 5.13%, 02/04/29(d)	200	202,341
OQ SAOC, 5.13%, 05/06/28(d)	200	200,646
Ovintiv Inc., 5.65%, 05/15/28	265	271,576
Parkland Corp.
4.50%, 10/01/29(b)	240	231,098
4.63%, 05/01/30(b)	240	230,141
5.88%, 07/15/27(b)	175	175,177
Patterson-UTI Energy Inc.
3.95%, 02/01/28	190	183,897
5.15%, 11/15/29	60	59,343
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	279	268,575
9.88%, 03/15/30(b)	200	198,211
Permian Resources Operating LLC
5.88%, 07/01/29(b)	225	225,016
8.00%, 04/15/27(b)	190	194,202
Pertamina Hulu Energi PT, 5.25%, 05/21/30(d)	200	202,712
Pertamina Persero PT
3.10%, 01/21/30(d)	200	186,836
3.65%, 07/30/29(d)	200	192,640
Petrobras Global Finance BV, 6.00%, 01/27/28	500	510,023
Petroleos Mexicanos
5.35%, 02/12/28	600	585,482
6.49%, 01/23/27	470	470,186
Security	Par (000)	Value
Oil & Gas (continued)
6.50%, 03/13/27	$1,190	$1,189,153
6.50%, 01/23/29	400	398,362
6.84%, 01/23/30	700	688,968
6.88%, 08/04/26(c)	750	753,390
8.75%, 06/02/29	500	527,255
Petronas Capital Ltd., 3.50%, 04/21/30(d)	600	575,959
Petronas Energy Canada Ltd., 2.11%, 03/23/28(d)	200	188,749
Phillips 66, 3.90%, 03/15/28	335	330,508
Phillips 66 Co.
3.15%, 12/15/29	150	141,801
3.55%, 10/01/26	148	146,487
3.75%, 03/01/28	75	73,684
4.95%, 12/01/27	250	252,630
Precision Drilling Corp.
6.88%, 01/15/29(b)	130	129,850
7.13%, 01/15/26(b)	35	35,000
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(d)	200	192,592
Puma International Financing SA, 7.75%, 04/25/29(b)	200	206,642
Qatar Energy, 1.38%, 09/12/26(d)	600	579,445
QatarEnergy LNG S3
5.84%, 09/30/27(b)	117	119,272
6.33%, 09/30/27(b)	95	96,700
Range Resources Corp.
4.75%, 02/15/30(b)	155	150,678
8.25%, 01/15/29	200	205,286
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	244,790
SA Global Sukuk Ltd., 4.25%, 10/02/29(d)	600	591,627
Santos Finance Ltd., 5.25%, 03/13/29(d)	300	301,822
Saturn Oil & Gas Inc., 9.63%, 06/15/29(b)(c)	176	174,252
Saudi Arabian Oil Co., 3.50%, 04/16/29(d)	800	772,520
SEPLAT Energy PLC, 9.13%, 03/21/30(d)	200	205,688
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(c)(d)	387	331,168
Shell Finance U.S. Inc.
2.38%, 11/07/29	300	277,628
2.75%, 04/06/30	430	400,771
Shell International Finance BV
2.50%, 09/12/26	290	284,581
2.75%, 04/06/30	150	139,940
3.88%, 11/13/28	470	465,846
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)	200	187,397
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	600	588,895
Sinopec Group Overseas Development 2018 Ltd.
2.70%, 05/13/30(d)	200	187,565
2.95%, 11/12/29(d)	400	381,322
4.25%, 09/12/28(d)	600	600,787
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)	200	208,675
SM Energy Co.
6.50%, 07/15/28	120	120,720
6.63%, 01/15/27	235	234,812
6.75%, 09/15/26	140	140,333
6.75%, 08/01/29(b)	220	220,172
Strathcona Resources Ltd., 6.88%, 08/01/26(b)	175	175,256
Sunoco LP, 7.00%, 05/01/29(b)	210	218,074
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	250	241,865
4.50%, 04/30/30	225	215,565
5.88%, 03/15/28	150	150,035

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.00%, 04/15/27	$185	$184,894
7.00%, 09/15/28(b)	170	175,182
Talos Production Inc., 9.00%, 02/01/29(b)	195	199,987
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(d)	400	395,540
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	200	194,910
TotalEnergies Capital International SA
2.83%, 01/10/30	370	349,507
3.46%, 02/19/29	405	395,240
TotalEnergies Capital SA, 3.88%, 10/11/28	320	317,150
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	90	91,017
Transocean Inc.
8.00%, 02/01/27(b)(c)	171	169,696
8.25%, 05/15/29(b)	270	255,128
8.75%, 02/15/30(b)	280	290,197
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)	92	91,884
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	158	162,344
Trident Energy Finance PLC, 12.50%, 11/30/29(d)	200	205,544
Valaris Ltd., 8.38%, 04/30/30(b)	340	350,914
Valero Energy Corp.
2.15%, 09/15/27	155	147,603
3.40%, 09/15/26	60	59,224
4.00%, 04/01/29	105	103,013
4.35%, 06/01/28	165	164,555
5.15%, 02/15/30	165	167,974
Var Energi ASA
5.00%, 05/18/27(b)	200	200,814
5.88%, 05/22/30(b)	200	205,816
7.50%, 01/15/28(b)	320	338,546
Vermilion Energy Inc., 6.88%, 05/01/30(b)	120	116,412
Viper Energy Inc., 5.38%, 11/01/27(b)	150	150,071
Viper Energy Partners LLC, 4.90%, 08/01/30	60	59,800
Vital Energy Inc., 7.75%, 07/31/29(b)	30	27,304
W&T Offshore Inc., 10.75%, 02/01/29(b)	115	105,219
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	190	189,182
Woodside Finance Ltd.
3.70%, 09/15/26(b)	320	316,268
3.70%, 03/15/28(b)	195	189,893
4.50%, 03/04/29(b)	565	557,126
5.40%, 05/19/30	370	375,311
YPF SA, 6.95%, 07/21/27(d)	201	200,855
		61,241,026
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	270	270,880
6.88%, 04/01/27(b)	96	96,049
Aris Water Holdings LLC, 7.25%, 04/01/30(b)	155	159,057
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	275	266,241
3.14%, 11/07/29	105	100,290
3.34%, 12/15/27	490	478,670
4.49%, 05/01/30	150	149,978
Bristow Group Inc., 6.88%, 03/01/28(b)	135	135,395
Enerflex Ltd., 9.00%, 10/15/27(b)	194	199,824
Halliburton Co., 2.92%, 03/01/30	250	232,437
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	105	109,598
Security	Par (000)	Value
Oil & Gas Services (continued)
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	$260	$266,672
NOV Inc., 3.60%, 12/01/29	155	148,549
Oceaneering International Inc.
6.00%, 02/01/28	100	100,715
6.00%, 02/01/28(c)	65	65,069
Schlumberger Holdings Corp.
2.65%, 06/26/30(b)	200	183,674
3.90%, 05/17/28(b)	90	88,979
4.30%, 05/01/29(b)	210	209,113
4.50%, 05/15/28(b)	535	535,742
5.00%, 05/29/27(b)	180	181,819
5.00%, 11/15/29(b)	100	102,040
TGS ASA, 8.50%, 01/15/30(b)	200	204,386
Tidewater Inc., 9.13%, 07/15/30(b)	195	204,462
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	230	229,954
7.13%, 03/15/29(b)	305	311,805
Weatherford International Ltd., 8.63%, 04/30/30(b)	500	513,771
Welltec International ApS, 8.25%, 10/15/26(b)	70	69,983
		5,615,152
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28	105	104,807
Amcor Flexibles North America Inc.
4.80%, 03/17/28(b)	270	271,467
5.10%, 03/17/30(b)	220	223,046
Amcor Group Finance PLC, 5.45%, 05/23/29	182	187,203
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(b)(f)	311	22,726
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	188,557
4.00%, 09/01/29(b)	300	273,191
6.00%, 06/15/27(b)	200	200,202
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(b)	375	370,372
5.25%, 08/15/27(b)	570	282,837
Ball Corp.
6.00%, 06/15/29	300	305,361
6.88%, 03/15/28	250	255,252
Berry Global Inc.
1.65%, 01/15/27	201	192,808
5.50%, 04/15/28	150	153,539
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(d)	200	186,888
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	145	141,775
Cascades Inc/Cascades USA Inc., 6.75%, 07/15/30(b)	115	114,849
CCL Industries Inc., 3.05%, 06/01/30(b)	200	184,877
Clearwater Paper Corp., 4.75%, 08/15/28(b)	80	75,444
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(b)	150	151,765
6.88%, 01/15/30(b)	150	153,417
8.75%, 04/15/30(b)	350	357,011
Crown Americas LLC, 5.25%, 04/01/30	150	151,470
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	155	153,259
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	114,360
Graham Packaging Co. Inc., 7.13%, 08/15/28(b)	170	169,492
Graphic Packaging International LLC
3.50%, 03/15/28(b)	145	138,664

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
3.50%, 03/01/29(b)	$100	$93,972
3.75%, 02/01/30(b)	125	116,794
4.75%, 07/15/27(b)	105	103,390
Iris Holdings Inc., 10.00%, 12/15/28(b)(c)	125	116,222
Klabin Austria GmbH, 5.75%, 04/03/29(d)	200	202,067
LABL Inc.
5.88%, 11/01/28(b)	150	132,064
8.25%, 11/01/29(b)(c)	140	110,889
9.50%, 11/01/28(b)	90	83,281
10.50%, 07/15/27(b)	185	174,404
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	910	919,748
9.25%, 04/15/27(b)	400	395,670
OI European Group BV, 4.75%, 02/15/30(b)	125	118,424
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(b)	200	200,167
Packaging Corp. of America
3.00%, 12/15/29	140	131,945
3.40%, 12/15/27	155	151,245
Sealed Air Corp.
1.57%, 10/15/26(b)	234	224,644
4.00%, 12/01/27(b)	132	128,181
5.00%, 04/15/29(b)	130	128,103
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	290	292,777
Silgan Holdings Inc., 4.13%, 02/01/28	190	184,541
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	200	205,021
Sonoco Products Co.
2.25%, 02/01/27	195	188,117
3.13%, 05/01/30	150	139,498
4.45%, 09/01/26	90	89,824
4.60%, 09/01/29	160	159,187
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 9.50%, 05/15/30(b)	225	230,206
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	200	213,846
TriMas Corp., 4.13%, 04/15/29(b)	125	119,924
Trivium Packaging Finance BV, 8.25%, 07/15/30(b)	200	210,714
WestRock MWV LLC, 8.20%, 01/15/30	135	154,413
WRKCo Inc.
3.38%, 09/15/27	105	102,772
3.90%, 06/01/28	300	295,473
4.00%, 03/15/28	170	167,920
4.90%, 03/15/29	210	212,691
		11,622,773
Pharmaceuticals — 1.0%
180 Medical Inc., 3.88%, 10/15/29(b)	100	94,690
AbbVie Inc.
2.95%, 11/21/26	1,202	1,180,959
3.20%, 11/21/29	1,610	1,535,158
4.25%, 11/14/28	565	565,344
4.65%, 03/15/28	375	378,351
4.80%, 03/15/27	750	755,043
4.80%, 03/15/29	785	797,334
4.88%, 03/15/30	480	489,714
AdaptHealth LLC
4.63%, 08/01/29(b)	155	145,270
5.13%, 03/01/30(b)	175	164,510
6.13%, 08/01/28(b)	135	134,451
Astrazeneca Finance LLC
1.75%, 05/28/28	445	416,559
4.80%, 02/26/27	335	337,794
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 02/26/29	$360	$366,577
4.88%, 03/03/28	400	406,447
4.90%, 03/03/30	200	204,443
AstraZeneca PLC
3.13%, 06/12/27	100	98,094
4.00%, 01/17/29	305	302,073
Bausch Health Americas Inc., 8.50%, 01/31/27(b)	205	203,193
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	440	389,169
5.00%, 01/30/28(b)	135	113,063
5.00%, 02/15/29(b)	125	88,991
5.25%, 01/30/30(b)	200	128,222
6.25%, 02/15/29(b)	245	177,380
7.00%, 01/15/28(b)(c)	60	52,403
7.25%, 05/30/29(b)	100	73,704
11.00%, 09/30/28(b)	670	688,363
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	140	145,794
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	1,060	1,047,560
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	220	223,369
6.25%, 01/21/29(b)	310	324,765
Becton Dickinson & Co.
2.82%, 05/20/30	200	184,704
3.70%, 06/06/27	597	589,828
4.69%, 02/13/28	300	302,376
4.87%, 02/08/29	130	131,545
5.08%, 06/07/29	240	244,401
BellRing Brands Inc., 7.00%, 03/15/30(b)	100	103,738
Bristol-Myers Squibb Co.
1.13%, 11/13/27	405	378,897
3.25%, 02/27/27	40	39,435
3.40%, 07/26/29	695	670,550
3.45%, 11/15/27	175	172,418
3.90%, 02/20/28	510	506,047
4.90%, 02/22/27	190	191,906
4.90%, 02/22/29	580	591,012
Cardinal Health Inc.
3.41%, 06/15/27	367	360,391
4.70%, 11/15/26	85	85,171
5.00%, 11/15/29	240	243,511
5.13%, 02/15/29	200	203,928
Cencora Inc.
2.80%, 05/15/30	150	138,814
3.45%, 12/15/27	40	39,116
4.63%, 12/15/27	60	60,228
4.85%, 12/15/29	200	202,101
CVS Health Corp.
1.30%, 08/21/27	727	680,545
3.00%, 08/15/26	262	257,655
3.25%, 08/15/29	540	511,671
3.63%, 04/01/27	337	332,116
3.75%, 04/01/30	455	436,399
4.30%, 03/25/28	1,505	1,494,585
5.00%, 01/30/29	310	314,218
5.13%, 02/21/30	460	467,572
5.40%, 06/01/29	315	323,238
6.25%, 06/01/27	100	102,923
7.00%, 03/10/55, (5-year CMT + 2.886%)(a)	695	716,000
Elanco Animal Health Inc., 6.65%, 08/28/28	250	258,841
Eli Lilly & Co.
3.10%, 05/15/27	115	113,005

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.38%, 03/15/29	$320	$311,718
4.15%, 08/14/27	260	260,242
4.20%, 08/14/29	280	279,885
4.50%, 02/09/27	365	366,868
4.50%, 02/09/29	325	328,106
4.55%, 02/12/28	365	368,566
4.75%, 02/12/30	380	387,231
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	620	614,869
4.50%, 04/15/30	130	130,314
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	290	280,612
4.32%, 03/12/27	125	125,307
Grifols SA, 4.75%, 10/15/28(b)	230	221,500
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	200	167,714
12.25%, 04/15/29(b)	245	267,212
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	435,396
Johnson & Johnson
0.95%, 09/01/27	415	390,221
2.90%, 01/15/28	560	545,522
2.95%, 03/03/27	285	280,388
4.50%, 03/01/27	225	226,485
4.55%, 03/01/28	190	192,496
4.70%, 03/01/30	480	489,743
4.80%, 06/01/29	360	368,294
6.95%, 09/01/29	155	171,934
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(b)	145	149,040
McKesson Corp.
1.30%, 08/15/26	242	234,357
3.95%, 02/16/28	55	54,456
4.25%, 09/15/29	150	149,374
4.65%, 05/30/30	200	201,116
4.90%, 07/15/28	115	116,829
Merck & Co. Inc.
1.45%, 06/24/30	355	309,289
1.70%, 06/10/27	435	416,172
1.90%, 12/10/28	310	287,809
3.40%, 03/07/29	500	485,505
4.05%, 05/17/28	210	209,751
4.30%, 05/17/30	200	199,947
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	175	184,206
Mylan Inc., 4.55%, 04/15/28	205	202,520
Novartis Capital Corp.
2.00%, 02/14/27	445	431,334
3.10%, 05/17/27	380	373,593
3.80%, 09/18/29	230	227,041
Option Care Health Inc., 4.38%, 10/31/29(b)	150	143,361
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	625	591,264
Owens & Minor Inc.
4.50%, 03/31/29(b)(c)	145	126,096
6.63%, 04/01/30(b)	170	153,081
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(b)(f)	100	103,501
Pfizer Inc.
1.70%, 05/28/30	300	264,711
2.63%, 04/01/30	395	365,813
3.00%, 12/15/26	470	462,385
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 03/15/29	$560	$546,388
3.60%, 09/15/28	320	315,145
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	1,285	1,291,166
4.65%, 05/19/30	900	907,838
Pharmacia LLC, 6.60%, 12/01/28	190	202,736
Sanofi SA, 3.63%, 06/19/28	15	14,798
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	421	415,051
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	700	625,499
5.00%, 11/26/28	560	567,635
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	432	422,909
5.13%, 05/09/29	200	199,833
6.75%, 03/01/28	400	413,826
Viatris Inc.
2.30%, 06/22/27	300	285,489
2.70%, 06/22/30	400	354,651
Zoetis Inc.
2.00%, 05/15/30	200	178,929
3.00%, 09/12/27	272	264,770
3.90%, 08/20/28	155	153,536
		44,291,045
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(d)	200	194,025
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	240	237,808
5.75%, 03/01/27(b)	205	205,130
5.75%, 01/15/28(b)	225	224,743
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(b)	130	130,027
7.00%, 07/15/29(b)	135	140,011
Boardwalk Pipelines LP
4.45%, 07/15/27	210	209,349
4.80%, 05/03/29	150	151,331
Buckeye Partners LP
3.95%, 12/01/26	200	196,663
4.13%, 12/01/27	115	112,219
4.50%, 03/01/28(b)	175	170,893
6.75%, 02/01/30(b)	145	150,194
6.88%, 07/01/29(b)	180	185,123
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	260	250,065
5.13%, 06/30/27	502	505,669
Cheniere Energy Inc., 4.63%, 10/15/28	570	567,170
Cheniere Energy Partners LP, 4.50%, 10/01/29	475	469,997
CNPC Global Capital Ltd., 2.00%, 06/23/30(d)	200	180,458
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	125	117,943
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	150	137,016
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	150	149,070
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	240	249,511
6.06%, 08/15/26(b)	175	176,908
DCP Midstream Operating LP
5.13%, 05/15/29	165	167,228
5.63%, 07/15/27	254	258,540

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	$165	$165,505
8.63%, 03/15/29(b)	315	327,715
DT Midstream Inc., 4.13%, 06/15/29(b)	350	337,301
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	125	117,775
Enbridge Inc.
1.60%, 10/04/26	297	286,971
3.13%, 11/15/29	350	330,048
3.70%, 07/15/27	160	157,606
4.25%, 12/01/26	130	129,530
4.60%, 06/20/28	100	100,384
4.90%, 06/20/30(c)	175	176,492
5.25%, 04/05/27	195	197,336
5.30%, 04/05/29	245	250,512
5.90%, 11/15/26	255	258,901
6.00%, 11/15/28	240	251,067
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	125	130,259
Energy Transfer LP
3.75%, 05/15/30	450	431,110
4.00%, 10/01/27	325	321,715
4.15%, 09/15/29	165	161,728
4.20%, 04/15/27	305	303,112
4.40%, 03/15/27	102	101,709
4.95%, 05/15/28	125	126,362
4.95%, 06/15/28	230	232,412
5.20%, 04/01/30	205	208,991
5.25%, 04/15/29	420	428,381
5.25%, 07/01/29	310	316,928
5.50%, 06/01/27	184	186,616
5.55%, 02/15/28	475	486,823
5.63%, 05/01/27(b)	575	575,147
6.00%, 02/01/29(b)	230	233,175
6.05%, 12/01/26	260	264,573
6.10%, 12/01/28	300	313,782
7.13%, 10/01/54, (5-year CMT + 2.829%)(a)	100	102,580
8.00%, 05/15/54, (5-year CMT + 4.020%)(a)	295	314,385
Enterprise Products Operating LLC
2.80%, 01/31/30	350	326,690
3.13%, 07/31/29	350	333,673
3.95%, 02/15/27	200	198,810
4.15%, 10/16/28	280	278,511
4.30%, 06/20/28	225	224,739
4.60%, 01/11/27	155	155,541
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	215	212,383
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	300	296,688
Excelerate Energy LP, 8.00%, 05/15/30(b)	240	251,330
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)	205	211,183
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	161	155,305
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	220	222,202
8.25%, 01/15/29	200	208,455
8.88%, 04/15/30	150	158,660
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29	105	106,387
Harvest Midstream I LP, 7.50%, 09/01/28(b)	260	263,064
Security	Par (000)	Value
Pipelines (continued)
Hess Midstream Operations LP
4.25%, 02/15/30(b)	$225	$217,747
5.13%, 06/15/28(b)	165	164,254
5.88%, 03/01/28(b)	250	254,206
6.50%, 06/01/29(b)	170	175,120
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)	175	182,898
ITT Holdings LLC, 6.50%, 08/01/29(b)	375	356,820
Kinder Morgan Inc.
1.75%, 11/15/26	200	193,112
4.30%, 03/01/28	480	478,562
5.00%, 02/01/29	375	379,854
5.10%, 08/01/29	145	147,664
5.15%, 06/01/30	320	326,519
Kinetik Holdings LP
5.88%, 06/15/30(b)	300	300,123
6.63%, 12/15/28(b)	305	311,424
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	130	137,630
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	235	232,773
MPLX LP
4.00%, 03/15/28	170	167,697
4.13%, 03/01/27	482	478,856
4.25%, 12/01/27	300	297,971
4.80%, 02/15/29	235	236,484
New Fortress Energy Inc., 8.75%, 03/15/29(b)	15	3,500
NFE Financing LLC, 12.00%, 11/15/29(b)	946	333,665
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	280	277,176
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	157	156,118
Northwest Pipeline LLC, 4.00%, 04/01/27	135	133,776
NuStar Logistics LP, 5.63%, 04/28/27	190	190,947
ONEOK Inc.
3.10%, 03/15/30	200	186,771
3.25%, 06/01/30	150	140,218
3.40%, 09/01/29	200	190,520
4.00%, 07/13/27	145	143,693
4.25%, 09/24/27	330	328,642
4.35%, 03/15/29	240	237,806
4.40%, 10/15/29	185	183,134
4.55%, 07/15/28	295	295,306
5.38%, 06/01/29	180	183,751
5.55%, 11/01/26	210	212,202
5.63%, 01/15/28(b)	183	186,450
5.65%, 11/01/28	250	257,918
Peru LNG SRL, 5.38%, 03/22/30(d)	333	317,687
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	240	228,950
4.50%, 12/15/26	145	144,943
Prairie Acquiror LP, 9.00%, 08/01/29(b)	125	129,584
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	196,547
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	105	101,289
4.95%, 07/15/29(b)	165	161,602
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	50	49,290
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	500	495,996
4.50%, 05/15/30	600	596,557
5.00%, 03/15/27	567	569,335

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	$100	$103,304
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	320	321,065
5.03%, 10/01/29(b)	305	304,863
Spectra Energy Partners LP, 3.38%, 10/15/26	215	211,886
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	225	228,995
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	243,023
6.00%, 03/01/27(b)	135	134,592
7.38%, 02/15/29(b)	255	261,520
Targa Resources Corp.
5.20%, 07/01/27	232	234,717
6.15%, 03/01/29	345	361,223
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	160	159,807
5.50%, 03/01/30	255	258,990
6.88%, 01/15/29	230	235,016
TC PipeLines LP, 3.90%, 05/25/27	123	121,588
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	320	295,768
7.00%, 10/15/28	30	32,073
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	110	107,519
TransCanada PipeLines Ltd.
4.10%, 04/15/30	350	340,960
4.25%, 05/15/28	515	511,709
7.00%, 06/01/65, (5-year CMT + 2.614%)(a)	150	150,961
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	200	188,122
4.00%, 03/15/28	45	44,448
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)	150	156,748
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	120	118,768
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(d)	200	202,538
Valero Energy Partners LP, 4.50%, 03/15/28	250	250,001
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	305	313,325
3.88%, 08/15/29(b)	375	353,754
Venture Global LNG Inc.
7.00%, 01/15/30(b)(c)	425	431,053
8.13%, 06/01/28(b)	697	721,098
9.50%, 02/01/29(b)	880	959,502
Western Midstream Operating LP
4.05%, 02/01/30	325	312,256
4.50%, 03/01/28	40	39,701
4.75%, 08/15/28	180	179,389
6.35%, 01/15/29	205	214,074
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	100	101,278
Williams Companies Inc. (The)
3.75%, 06/15/27	552	544,254
4.63%, 06/30/30	175	174,329
4.90%, 03/15/29	420	424,445
5.30%, 08/15/28	290	296,954
		39,786,346
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	150	136,469
Security	Par (000)	Value
Private Equity (continued)
4.87%, 02/15/29(b)	$210	$210,637
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	155	148,603
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	240	233,386
		729,095
Real Estate — 0.3%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	200	193,245
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(d)	200	204,038
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(d)	200	207,067
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)	150	156,508
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	200	191,524
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	140	116,700
5.75%, 01/15/29(b)(c)	165	146,941
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	377,027
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(d)	200	203,625
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(d)	200	206,313
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	204,901
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(d)	200	206,397
CBRE Services Inc.
4.80%, 06/15/30	125	125,668
5.50%, 04/01/29	100	103,045
Central Plaza Development Ltd., 6.80%, 04/07/29(d)	200	201,333
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	200	199,294
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(d)	200	182,877
China Resources Land Ltd., 4.13%, 02/26/29(d)	200	194,374
CoreLogic Inc., 4.50%, 05/01/28(b)	235	221,477
CoStar Group Inc., 2.80%, 07/15/30(b)	150	135,451
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	195	196,408
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(d)	200	207,112
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	200	197,236
3.88%, 09/17/29(d)	200	193,855
Esic Sukuk Ltd., 5.83%, 02/14/29(d)	200	202,974
Five Point Operating Co. LP/Five Point Capital Corp., 11.00%, 01/15/28(b)(h)	157	158,703
Franshion Brilliant Ltd., 4.25%, 07/23/29(d)	200	179,281
Greentown China Holdings Ltd., 8.45%, 02/24/28(d)	200	204,482
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	185,011
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	200	190,816
5.38%, 08/01/28(b)	250	248,522
Hunt Companies Inc., 5.25%, 04/15/29(b)	200	195,968
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(d)	400	398,369
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	191,748
Jones Lang LaSalle Inc., 6.88%, 12/01/28	145	154,949
Kennedy-Wilson Inc.
4.75%, 03/01/29	200	187,692
4.75%, 02/01/30	175	161,104
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	200	164,164
4.50%, 01/16/28(d)	200	180,011
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(d)(g)	200	206,289

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
MAF Sukuk Ltd., 4.64%, 05/14/29(d)	$200	$199,254
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	200	196,488
3.95%, 01/24/29(b)	200	195,562
Nan Fung Treasury Ltd., 3.88%, 10/03/27(d)	200	194,360
Newmark Group Inc., 7.50%, 01/12/29	160	169,843
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	250	246,598
4.13%, 02/01/29(b)	315	309,066
Sinochem Offshore Capital Co. Ltd., 2.25%, 11/24/26(d)	400	387,881
Sobha Sukuk Ltd., 8.75%, 07/17/28(d)	200	208,503
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(d)	200	186,414
3.75%, 02/25/29(d)	200	194,785
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	200	186,859
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)	400	323,272
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(d)	200	193,927
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(d)	200	203,005
		11,178,316
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	100	93,464
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	55	50,919
3.95%, 01/15/28	358	352,914
4.70%, 07/01/30	150	149,509
American Homes 4 Rent LP
4.25%, 02/15/28	170	168,541
4.90%, 02/15/29	100	100,937
4.95%, 06/15/30	205	206,344
American Tower Corp.
1.45%, 09/15/26	257	248,218
1.50%, 01/31/28	175	162,815
2.75%, 01/15/27	194	189,191
2.90%, 01/15/30	200	185,852
3.13%, 01/15/27	200	195,917
3.38%, 10/15/26	247	243,657
3.55%, 07/15/27	139	136,627
3.60%, 01/15/28	90	88,279
3.65%, 03/15/27	257	253,344
3.80%, 08/15/29	515	499,898
3.95%, 03/15/29	230	225,025
4.90%, 03/15/30	260	262,522
5.00%, 01/31/30	130	131,971
5.20%, 02/15/29	140	142,814
5.25%, 07/15/28	190	194,282
5.50%, 03/15/28	325	333,131
5.80%, 11/15/28	255	264,619
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)(c)	150	142,448
Arbor Realty SR Inc., 7.88%, 07/15/30(b)	60	61,275
AvalonBay Communities Inc.
1.90%, 12/01/28	150	138,951
2.30%, 03/01/30	200	181,784
2.90%, 10/15/26	50	49,099
3.20%, 01/15/28	150	146,024
3.30%, 06/01/29	20	19,213
3.35%, 05/15/27	193	189,635
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	$110	$106,729
7.75%, 12/01/29(b)	130	137,556
Boston Properties LP
2.75%, 10/01/26	385	376,587
2.90%, 03/15/30	180	165,282
3.40%, 06/21/29	250	236,993
4.50%, 12/01/28	235	232,748
6.75%, 12/01/27	445	465,183
Brandywine Operating Partnership LP
3.95%, 11/15/27	125	120,524
4.55%, 10/01/29	105	98,659
8.30%, 03/15/28	104	110,711
8.88%, 04/12/29	150	161,114
Brixmor Operating Partnership LP
2.25%, 04/01/28	290	273,434
3.90%, 03/15/27	75	74,246
4.05%, 07/01/30	200	193,790
4.13%, 05/15/29	210	206,370
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	166	161,416
Camden Property Trust
2.80%, 05/15/30	200	185,496
3.15%, 07/01/29	200	190,208
4.10%, 10/15/28	115	114,297
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(d)	200	193,770
COPT Defense Properties LP, 2.00%, 01/15/29	110	100,483
Cousins Properties LP, 5.25%, 07/15/30	100	101,684
Crown Castle Inc.
2.90%, 03/15/27	297	289,055
3.10%, 11/15/29	55	51,655
3.30%, 07/01/30	200	187,567
3.65%, 09/01/27	237	232,694
3.80%, 02/15/28	486	476,245
4.30%, 02/15/29	190	187,344
4.80%, 09/01/28	75	75,334
4.90%, 09/01/29	165	166,088
5.00%, 01/11/28	465	468,882
5.60%, 06/01/29	265	273,214
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	135	130,432
CubeSmart LP
2.25%, 12/15/28	160	148,624
3.00%, 02/15/30	10	9,292
3.13%, 09/01/26	45	44,250
4.38%, 02/15/29	105	103,916
Digital Realty Trust LP
3.60%, 07/01/29	195	187,862
3.70%, 08/15/27	535	527,638
4.45%, 07/15/28	100	100,087
5.55%, 01/15/28	338	345,834
Diversified Healthcare Trust, 4.75%, 02/15/28	165	152,927
DOC DR LLC
3.95%, 01/15/28	215	212,395
4.30%, 03/15/27	70	69,679
EPR Properties
3.75%, 08/15/29	150	142,616
4.50%, 06/01/27	217	215,273
4.75%, 12/15/26	155	154,518

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 04/15/28	$175	$174,918
Equinix Inc.
1.55%, 03/15/28	230	213,649
1.80%, 07/15/27	280	266,135
2.00%, 05/15/28	65	60,781
2.15%, 07/15/30	300	266,818
2.90%, 11/18/26	109	106,718
3.20%, 11/18/29	305	288,009
ERP Operating LP
2.50%, 02/15/30	180	165,349
2.85%, 11/01/26	145	142,211
3.00%, 07/01/29	135	128,123
3.25%, 08/01/27	215	210,408
3.50%, 03/01/28	45	44,073
4.15%, 12/01/28	195	194,015
Essex Portfolio LP
1.70%, 03/01/28	360	335,262
3.00%, 01/15/30	185	172,690
3.63%, 05/01/27	90	88,720
Extra Space Storage LP
3.88%, 12/15/27	415	408,458
3.90%, 04/01/29	120	117,396
5.50%, 07/01/30	250	258,510
5.70%, 04/01/28	160	164,463
Federal Realty OP LP
3.20%, 06/15/29	35	33,211
3.25%, 07/15/27	40	39,130
5.38%, 05/01/28	380	388,018
Global Net Lease Inc., 4.50%, 09/30/28(b)	105	101,173
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	150	143,251
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	220	210,575
5.30%, 01/15/29	260	262,542
5.75%, 06/01/28	97	99,069
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	130	126,972
Healthcare Realty Holdings LP
3.10%, 02/15/30	200	185,653
3.50%, 08/01/26	155	153,053
3.75%, 07/01/27	64	62,983
Healthpeak OP LLC
1.35%, 02/01/27	115	109,771
2.13%, 12/01/28	260	240,710
3.00%, 01/15/30	290	271,503
3.50%, 07/15/29	135	129,734
Highwoods Realty LP
3.05%, 02/15/30	135	123,128
4.13%, 03/15/28	65	63,582
4.20%, 04/15/29	105	101,939
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	75	70,340
Hudson Pacific Properties LP
3.25%, 01/15/30	120	96,057
3.95%, 11/01/27	150	141,886
4.65%, 04/01/29(c)	135	117,688
5.95%, 02/15/28(c)	105	100,578
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	210	196,284
Iron Mountain Inc.
4.88%, 09/15/27(b)	310	307,690
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.88%, 09/15/29(b)	$290	$283,620
5.00%, 07/15/28(b)	150	148,136
5.25%, 03/15/28(b)	240	238,779
5.25%, 07/15/30(b)	385	378,403
7.00%, 02/15/29(b)	300	308,348
Kilroy Realty LP
3.05%, 02/15/30	150	135,617
4.25%, 08/15/29	140	135,082
4.75%, 12/15/28	170	168,298
Kimco Realty OP LLC
1.90%, 03/01/28	385	362,321
2.80%, 10/01/26	55	53,857
3.80%, 04/01/27	155	153,193
Kite Realty Group LP, 4.00%, 10/01/26	70	69,334
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	230	225,886
4.75%, 06/15/29(b)	160	155,336
Lineage OP LP, 5.25%, 07/15/30(b)	125	125,542
LXP Industrial Trust, 6.75%, 11/15/28	65	68,620
Mid-America Apartments LP
1.10%, 09/15/26	175	168,586
3.60%, 06/01/27	220	217,119
3.95%, 03/15/29	195	191,892
4.20%, 06/15/28	10	9,952
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29	260	197,646
5.00%, 10/15/27	435	399,053
NNN REIT Inc., 3.50%, 10/15/27	385	377,052
Office Properties Income Trust
3.25%, 03/15/27(b)	129	106,696
9.00%, 03/31/29(b)	100	99,578
9.00%, 09/30/29(b)(c)	146	108,394
Omega Healthcare Investors Inc.
3.63%, 10/01/29	165	156,585
4.50%, 04/01/27	220	219,859
4.75%, 01/15/28	210	210,654
5.20%, 07/01/30	175	175,527
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	225	216,520
5.88%, 10/01/28(b)	240	239,222
7.00%, 02/01/30(b)	165	169,082
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	115	115,098
Piedmont Operating Partnership LP
6.88%, 07/15/29	165	172,611
9.25%, 07/20/28	220	242,587
Prologis LP
1.75%, 07/01/30	125	109,444
2.13%, 04/15/27	80	77,150
2.25%, 04/15/30	300	272,044
3.38%, 12/15/27	435	426,237
3.88%, 09/15/28	100	98,695
4.00%, 09/15/28	149	147,494
4.38%, 02/01/29	85	85,178
4.88%, 06/15/28	180	182,822
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)	140	143,395
Public Storage Operating Co.
1.50%, 11/09/26	300	289,493

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.85%, 05/01/28	$200	$187,291
1.95%, 11/09/28	120	111,438
3.09%, 09/15/27	50	48,792
3.39%, 05/01/29	130	125,662
4.38%, 07/01/30	150	149,087
5.13%, 01/15/29	175	179,495
Realty Income Corp.
2.10%, 03/15/28	110	104,011
2.20%, 06/15/28	130	122,462
3.00%, 01/15/27	245	240,301
3.10%, 12/15/29	130	122,946
3.25%, 06/15/29	150	143,707
3.40%, 01/15/28	205	200,452
3.40%, 01/15/30	150	143,470
3.65%, 01/15/28	195	191,868
3.95%, 08/15/27	243	241,169
4.00%, 07/15/29	170	167,137
4.13%, 10/15/26	220	219,053
4.70%, 12/15/28	20	20,169
4.75%, 02/15/29	155	156,628
4.85%, 03/15/30	130	131,815
Regency Centers LP
3.70%, 06/15/30	150	144,570
4.13%, 03/15/28	340	337,611
Rexford Industrial Realty LP, 5.00%, 06/15/28	115	115,992
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	200	194,596
4.75%, 10/15/27	210	207,955
7.25%, 07/15/28(b)	135	139,200
Rithm Capital Corp.
8.00%, 04/01/29(b)	250	255,527
8.00%, 07/15/30(b)	145	147,690
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	195	192,025
4.00%, 09/15/29(b)	150	140,055
Sabra Health Care LP, 3.90%, 10/15/29	75	71,445
SBA Communications Corp.
3.13%, 02/01/29	450	419,414
3.88%, 02/15/27	490	481,272
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	250	246,572
4.38%, 05/28/30(b)(c)	200	197,648
Service Properties Trust
3.95%, 01/15/28	120	111,898
4.38%, 02/15/30(c)	120	102,319
4.75%, 10/01/26	150	147,498
4.95%, 02/15/27	135	131,726
4.95%, 10/01/29	124	109,293
5.50%, 12/15/27	145	142,924
8.38%, 06/15/29	210	218,095
Simon Property Group LP
1.38%, 01/15/27	289	276,694
1.75%, 02/01/28	360	338,559
2.45%, 09/13/29	350	324,827
2.65%, 07/15/30	200	183,896
3.38%, 06/15/27	225	221,089
3.38%, 12/01/27	355	347,724
Starwood Property Trust Inc.
4.38%, 01/15/27(b)(c)	175	172,138
6.00%, 04/15/30(b)	125	126,263
6.50%, 07/01/30(b)	145	149,159
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.25%, 04/01/29(b)	$185	$193,691
Store Capital LLC
4.50%, 03/15/28	120	118,435
4.63%, 03/15/29	60	59,089
5.40%, 04/30/30(b)	115	116,263
Sun Communities Operating LP, 2.30%, 11/01/28	135	125,808
Tanger Properties LP, 3.88%, 07/15/27	50	49,178
Trust Fibra Uno, 4.87%, 01/15/30(d)	200	190,620
UDR Inc.
2.95%, 09/01/26	20	19,646
3.20%, 01/15/30	200	189,336
3.50%, 07/01/27	245	240,748
4.40%, 01/26/29	100	99,782
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	210	198,612
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	170	165,005
6.50%, 02/15/29(b)(c)	325	316,139
10.50%, 02/15/28(b)	683	721,585
Ventas Realty LP
3.00%, 01/15/30	150	140,296
3.25%, 10/15/26	60	59,036
3.85%, 04/01/27	100	98,948
4.00%, 03/01/28	200	197,395
4.40%, 01/15/29	225	223,732
VICI Properties LP
4.75%, 02/15/28	505	507,165
4.75%, 04/01/28	255	256,479
4.95%, 02/15/30	300	301,449
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	240	235,925
3.88%, 02/15/29(b)	225	217,762
4.25%, 12/01/26(b)	407	403,700
4.50%, 09/01/26(b)	173	172,151
4.50%, 01/15/28(b)	60	59,450
4.63%, 12/01/29(b)	330	323,557
5.75%, 02/01/27(b)	245	247,645
WEA Finance LLC
2.88%, 01/15/27(b)	265	257,744
3.50%, 06/15/29(b)	220	210,395
4.13%, 09/20/28(b)	175	171,333
Welltower OP LLC
2.05%, 01/15/29	85	78,640
2.70%, 02/15/27	239	233,176
3.10%, 01/15/30	225	212,581
4.13%, 03/15/29	55	54,399
4.25%, 04/15/28	480	479,102
4.50%, 07/01/30	250	249,399
Weyerhaeuser Co.
4.00%, 11/15/29	240	234,897
4.00%, 04/15/30	230	224,002
6.95%, 10/01/27	35	36,652
WP Carey Inc.
3.85%, 07/15/29	115	111,847
4.65%, 07/15/30	65	64,576
XHR LP
4.88%, 06/01/29(b)	150	144,948
6.63%, 05/15/30(b)	120	122,001
		49,626,129

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	$250	$236,863
3.88%, 01/15/28(b)	460	443,924
4.38%, 01/15/28(b)	250	244,385
5.63%, 09/15/29(b)	150	151,126
6.13%, 06/15/29(b)	350	357,567
7-Eleven Inc., 1.30%, 02/10/28(b)	445	412,674
Academy Ltd., 6.00%, 11/15/27(b)	132	132,085
Advance Auto Parts Inc.
1.75%, 10/01/27	100	92,088
3.90%, 04/15/30	150	135,942
5.95%, 03/09/28	120	120,558
7.00%, 08/01/30(b)	85	85,437
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	230	214,528
3.55%, 07/26/27(b)	245	240,856
Arko Corp., 5.13%, 11/15/29(b)	130	106,587
Asbury Automotive Group Inc.
4.50%, 03/01/28	135	132,470
4.63%, 11/15/29(b)	150	143,966
4.75%, 03/01/30	210	201,740
AutoNation Inc.
1.95%, 08/01/28	155	143,767
3.80%, 11/15/27	10	9,816
4.75%, 06/01/30	100	99,132
AutoZone Inc.
3.75%, 06/01/27	55	54,372
3.75%, 04/18/29	100	97,464
4.00%, 04/15/30	230	224,105
4.50%, 02/01/28	265	265,817
5.10%, 07/15/29	175	178,883
5.13%, 06/15/30	25	25,550
6.25%, 11/01/28	170	179,275
Bath & Body Works Inc.
5.25%, 02/01/28	142	142,284
6.69%, 01/15/27	95	97,371
7.50%, 06/15/29(c)	150	153,622
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(b)(f)	115	114,980
Best Buy Co. Inc., 4.45%, 10/01/28	100	99,913
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)(c)	100	93,183
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	90	87,608
Brinker International Inc., 8.25%, 07/15/30(b)	100	106,104
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(b)(f)	225	230,546
9.00%, 06/01/30, (13.00% PIK)(b)(f)	475	496,893
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(d)	200	200,239
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	205,676
Costco Wholesale Corp.
1.38%, 06/20/27	537	511,268
1.60%, 04/20/30	550	488,909
3.00%, 05/18/27	277	271,945
Darden Restaurants Inc.
3.85%, 05/01/27	26	25,713
4.35%, 10/15/27	120	119,790
4.55%, 10/15/29	130	129,347
Dollar General Corp.
3.50%, 04/03/30	300	284,682
Security	Par (000)	Value
Retail (continued)
3.88%, 04/15/27	$202	$199,800
4.13%, 05/01/28	140	138,546
4.63%, 11/01/27	275	275,669
5.20%, 07/05/28	110	111,892
Dollar Tree Inc., 4.20%, 05/15/28	422	417,981
eG Global Finance PLC, 12.00%, 11/30/28(b)	350	387,267
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	197,646
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(b)	162	168,676
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)	250	230,862
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(b)	320	304,099
6.75%, 01/15/30(b)(c)	375	352,823
FirstCash Inc.
4.63%, 09/01/28(b)	175	171,168
5.63%, 01/01/30(b)	150	148,582
Foot Locker Inc., 4.00%, 10/01/29(b)	115	108,499
Foundation Building Materials Inc., 6.00%, 03/01/29(b)(c)	125	117,282
Gap Inc. (The), 3.63%, 10/01/29(b)	215	198,116
Genuine Parts Co.
4.95%, 08/15/29	265	268,047
6.50%, 11/01/28	195	206,313
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	160	149,008
11.50%, 08/15/29(b)	155	154,515
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	250	240,913
6.38%, 01/15/30(b)	125	127,533
GYP Holdings III Corp., 4.63%, 05/01/29(b)	100	101,077
Home Depot Inc. (The)
0.90%, 03/15/28	82	75,510
1.50%, 09/15/28	267	246,397
2.13%, 09/15/26	290	283,273
2.50%, 04/15/27	332	322,917
2.70%, 04/15/30	440	409,261
2.80%, 09/14/27	435	422,628
2.88%, 04/15/27	290	283,714
2.95%, 06/15/29	545	519,793
3.90%, 12/06/28	350	347,541
4.75%, 06/25/29	415	421,674
4.88%, 06/25/27	250	253,025
4.90%, 04/15/29	285	291,168
4.95%, 09/30/26	255	256,926
InRetail Consumer, 3.25%, 03/22/28(d)	200	191,134
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	147,984
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	270	268,603
Kohl's Corp., 10.00%, 06/01/30(b)	105	109,017
LBM Acquisition LLC, 6.25%, 01/15/29(b)	220	193,108
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	306,133
Lithia Motors Inc.
3.88%, 06/01/29(b)	230	217,374
4.63%, 12/15/27(b)	150	147,768
Lowe's Companies Inc.
1.70%, 09/15/28	555	511,853
3.10%, 05/03/27	500	489,078
3.35%, 04/01/27	272	267,425

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.65%, 04/05/29	$455	$442,998
4.50%, 04/15/30	350	351,178
6.50%, 03/15/29	80	85,508
Macy's Retail Holdings LLC, 5.88%, 03/15/30(b)(c)	49	48,396
McDonald's Corp.
2.13%, 03/01/30	250	226,121
2.63%, 09/01/29	230	215,296
3.50%, 03/01/27	380	375,028
3.50%, 07/01/27	552	543,989
3.60%, 07/01/30	325	313,525
3.80%, 04/01/28	117	115,637
4.60%, 05/15/30	100	100,606
4.80%, 08/14/28	252	255,663
5.00%, 05/17/29	220	224,792
Michaels Companies Inc. (The)
5.25%, 05/01/28(b)	255	203,775
7.88%, 05/01/29(b)	350	233,880
Murphy Oil USA Inc.
4.75%, 09/15/29	150	146,076
5.63%, 05/01/27	100	99,805
Nordstrom Inc.
4.00%, 03/15/27	145	141,623
4.38%, 04/01/30	125	113,887
6.95%, 03/15/28	100	102,581
O'Reilly Automotive Inc.
3.60%, 09/01/27	377	370,931
3.90%, 06/01/29	175	171,278
5.75%, 11/20/26	120	121,786
Papa John's International Inc., 3.88%, 09/15/29(b)	100	95,870
Park River Holdings Inc.
5.63%, 02/01/29(b)	125	107,989
6.75%, 08/01/29(b)	100	87,423
Patrick Industries Inc., 4.75%, 05/01/29(b)	100	96,990
Penske Automotive Group Inc., 3.75%, 06/15/29	150	141,989
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(b)	395	387,939
7.75%, 02/15/29(b)	350	342,507
QVC Inc., 6.88%, 04/15/29(b)(c)	176	79,237
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	150	158,433
Saks Global Enterprises LLC, 11.00%, 12/15/29(b)	645	149,952
SGUS LLC., 11.00%, 12/15/29(b)	185	173,053
Sonic Automotive Inc., 4.63%, 11/15/29(b)	190	182,727
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	145	142,023
Staples Inc.
10.75%, 09/01/29(b)	720	674,602
12.75%, 01/15/30(b)	250	175,907
Starbucks Corp.
2.00%, 03/12/27	176	169,346
2.25%, 03/12/30	200	180,998
3.50%, 03/01/28	100	97,938
3.55%, 08/15/29	300	291,506
4.00%, 11/15/28	255	252,266
4.50%, 05/15/28	75	75,238
4.80%, 05/15/30	75	75,758
4.85%, 02/08/27	260	261,697
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	105	104,620
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	180	171,651
Security	Par (000)	Value
Retail (continued)
Target Corp.
1.95%, 01/15/27	$425	$411,678
2.35%, 02/15/30	260	239,156
3.38%, 04/15/29	260	252,130
4.35%, 06/15/28	55	55,153
TJX Companies Inc. (The)
2.25%, 09/15/26	265	259,310
3.88%, 04/15/30	25	24,482
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	180	167,408
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	140	146,679
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	155	150,032
8.13%, 08/15/29	230	247,032
Walmart Inc.
3.25%, 07/08/29	240	232,734
3.70%, 06/26/28	470	465,856
3.90%, 04/15/28	305	304,001
4.10%, 04/28/27	150	150,067
4.35%, 04/28/30	195	195,909
5.88%, 04/05/27	240	247,040
7.55%, 02/15/30	100	113,863
White Cap Buyer LLC, 6.88%, 10/15/28(b)(c)	200	199,563
Yum! Brands Inc., 4.75%, 01/15/30(b)	225	221,722
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(d)	200	199,803
		34,316,304
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	345	333,202
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	245	238,830
3.96%, 07/18/30(a)(b)	390	379,842
4.00%, 09/14/26(b)	265	262,456
4.30%, 03/08/29(a)(b)	375	371,913
4.65%, 07/14/29, (1-day SOFR Index + 0.900%)(a)(b)	200	200,125
4.85%, 07/27/27(b)	275	277,296
5.13%, 07/29/29(b)	215	219,580
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	405	413,609
		2,696,853
Semiconductors — 0.5%
Advanced Micro Devices Inc., 4.32%, 03/24/28	10	10,035
Amkor Technology Inc., 6.63%, 09/15/27(b)	131	130,801
ams-OSRAM AG, 12.25%, 03/30/29(b)	135	145,864
Analog Devices Inc.
1.70%, 10/01/28	245	226,320
3.45%, 06/15/27	25	24,657
3.50%, 12/05/26	210	207,771
4.25%, 06/15/28	225	224,912
4.50%, 06/15/30	210	210,353
Applied Materials Inc.
1.75%, 06/01/30	200	177,317
3.30%, 04/01/27	395	389,235
4.80%, 06/15/29	260	264,819
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	250	244,615
3.88%, 01/15/27	910	902,426
Broadcom Inc.
1.95%, 02/15/28(b)	210	197,913
3.46%, 09/15/26	244	241,619

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 04/15/29(b)	$240	$236,248
4.11%, 09/15/28	420	416,353
4.15%, 02/15/28	240	238,652
4.35%, 02/15/30	455	451,746
4.60%, 07/15/30	365	365,127
4.75%, 04/15/29	525	529,556
4.80%, 04/15/28	425	429,647
5.00%, 04/15/30	150	152,790
5.05%, 07/12/27	415	420,004
5.05%, 07/12/29	715	729,271
5.05%, 04/15/30	250	255,293
Entegris Inc.
3.63%, 05/01/29(b)	120	112,557
4.38%, 04/15/28(b)	125	121,684
4.75%, 04/15/29(b)	480	470,089
5.95%, 06/15/30(b)	265	267,309
Foundry JV Holdco LLC, 5.90%, 01/25/30(b)	245	255,643
Intel Corp.
1.60%, 08/12/28	270	247,575
2.45%, 11/15/29	605	550,358
3.15%, 05/11/27	320	312,127
3.75%, 03/25/27	329	324,512
3.75%, 08/05/27	450	443,272
3.90%, 03/25/30	425	408,974
4.00%, 08/05/29	210	204,362
4.88%, 02/10/28	520	523,754
5.13%, 02/10/30	375	380,584
Kioxia Holdings Corp., 6.25%, 07/24/30	50	49,827
KLA Corp., 4.10%, 03/15/29	270	268,408
Lam Research Corp.
1.90%, 06/15/30	205	182,417
4.00%, 03/15/29	340	336,896
Marvell Technology Inc.
2.45%, 04/15/28	60	57,001
4.75%, 07/15/30	125	125,086
4.88%, 06/22/28	220	221,931
5.75%, 02/15/29	195	202,449
Microchip Technology Inc.
4.90%, 03/15/28	255	256,914
5.05%, 03/15/29	320	323,501
5.05%, 02/15/30	300	303,391
Micron Technology Inc.
4.66%, 02/15/30	310	308,565
5.33%, 02/06/29	235	239,686
5.38%, 04/15/28	250	256,271
6.75%, 11/01/29	465	500,186
NVIDIA Corp.
1.55%, 06/15/28	475	443,395
2.85%, 04/01/30	455	429,824
3.20%, 09/16/26	326	322,367
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	180	185,383
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	300	283,794
4.30%, 06/18/29	322	318,561
4.40%, 06/01/27	244	243,524
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	241,265
Qorvo Inc., 4.38%, 10/15/29	285	276,436
Qualcomm Inc.
1.30%, 05/20/28	250	231,895
2.15%, 05/20/30	355	321,659
3.25%, 05/20/27	465	457,920
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 05/20/30	$150	$150,728
Renesas Electronics Corp., 2.17%, 11/25/26(b)	280	270,565
SK Hynix Inc.
5.50%, 01/16/29(d)	400	410,242
6.38%, 01/17/28(d)	385	399,762
Synaptics Inc., 4.00%, 06/15/29(b)	125	117,876
Texas Instruments Inc.
1.13%, 09/15/26	205	198,183
1.75%, 05/04/30	125	111,209
2.25%, 09/04/29	260	240,414
2.90%, 11/03/27	135	131,261
4.50%, 05/23/30	150	150,679
4.60%, 02/08/27	115	115,685
4.60%, 02/15/28	235	237,674
4.60%, 02/08/29	100	101,130
TSMC Arizona Corp.
1.75%, 10/25/26	215	207,923
3.88%, 04/22/27	360	356,874
4.13%, 04/22/29	200	198,515
TSMC Global Ltd.
1.75%, 04/23/28(d)	200	186,348
4.38%, 07/22/27(d)	400	399,525
Xilinx Inc., 2.38%, 06/01/30	200	182,709
		24,001,998
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(d)	200	186,729
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	155	143,720
3.48%, 12/01/27	225	219,365
4.20%, 05/01/30	150	145,987
5.35%, 01/15/30	155	158,401
		854,202
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	75	72,848
2.30%, 02/01/30	395	362,551
4.75%, 01/17/28	235	238,327
4.80%, 04/04/29	235	239,793
4.85%, 04/04/27	160	161,830
4.95%, 01/17/30	200	205,451
AppLovin Corp., 5.13%, 12/01/29	305	308,507
AthenaHealth Group Inc., 6.50%, 02/15/30(b)	700	688,177
Atlassian Corp., 5.25%, 05/15/29	105	107,092
Autodesk Inc.
2.85%, 01/15/30	150	139,901
3.50%, 06/15/27	115	113,192
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	60	56,003
Cadence Design Systems Inc.
4.20%, 09/10/27	80	79,927
4.30%, 09/10/29	335	333,900
Camelot Finance SA, 4.50%, 11/01/26(b)	60	59,220
Capstone Borrower Inc., 8.00%, 06/15/30(b)	230	239,376
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	225	185,412
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(b)	225	190,860
Cloud Software Group Inc.
6.50%, 03/31/29(b)	1,155	1,166,532
9.00%, 09/30/29(b)	1,120	1,159,062

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Concentrix Corp.
6.60%, 08/02/28	$275	$287,980
6.65%, 08/02/26	230	233,756
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	80	79,647
6.50%, 10/15/28(b)	115	114,415
Constellation Software Inc./Canada, 5.16%, 02/16/29(b)	125	126,947
CoreWeave Inc., 9.25%, 06/01/30(b)	600	603,049
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(b)	135	138,119
Dye & Durham Ltd., 8.63%, 04/15/29(b)	185	192,778
Elastic NV, 4.13%, 07/15/29(b)	170	161,652
Ellucian Holdings Inc., 6.50%, 12/01/29(b)	205	207,874
Fair Isaac Corp., 4.00%, 06/15/28(b)	300	289,916
Fidelity National Information Services Inc.
1.65%, 03/01/28	185	172,498
3.75%, 05/21/29	120	116,463
Fiserv Inc.
2.25%, 06/01/27	397	381,743
2.65%, 06/01/30	300	273,510
3.50%, 07/01/29	860	824,963
4.20%, 10/01/28	299	296,041
4.75%, 03/15/30	250	250,480
5.15%, 03/15/27	150	151,434
5.38%, 08/21/28	210	214,987
5.45%, 03/02/28	290	296,345
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)	80	75,534
8.75%, 05/01/29(b)	200	204,083
Intuit Inc.
1.35%, 07/15/27	105	99,543
5.13%, 09/15/28	305	312,959
5.25%, 09/15/26	245	247,278
Microsoft Corp.
2.40%, 08/08/26	993	975,186
3.30%, 02/06/27	1,275	1,260,827
3.40%, 09/15/26	243	241,099
3.40%, 06/15/27	115	114,118
MSCI Inc., 4.00%, 11/15/29(b)	335	323,853
Open Text Corp.
3.88%, 02/15/28(b)	270	260,121
3.88%, 12/01/29(b)	255	238,674
6.90%, 12/01/27(b)	340	351,097
Open Text Holdings Inc., 4.13%, 02/15/30(b)	275	257,376
Oracle Corp.
2.30%, 03/25/28	550	520,668
2.80%, 04/01/27	580	564,256
2.95%, 04/01/30	1,000	930,470
3.25%, 11/15/27	940	914,932
3.25%, 05/15/30	100	94,219
4.20%, 09/27/29	480	474,370
4.50%, 05/06/28	255	255,610
4.65%, 05/06/30	240	240,838
4.80%, 08/03/28	505	510,390
6.15%, 11/09/29	415	440,021
Paychex Inc., 5.10%, 04/15/30	470	480,153
Playtika Holding Corp., 4.25%, 03/15/29(b)(c)	180	165,043
PTC Inc., 4.00%, 02/15/28(b)	163	158,796
ROBLOX Corp., 3.88%, 05/01/30(b)	300	282,064
Security	Par (000)	Value
Software (continued)
Rocket Software Inc.
6.50%, 02/15/29(b)	$200	$194,401
9.00%, 11/28/28(b)	260	268,297
Roper Technologies Inc.
1.40%, 09/15/27	315	296,156
2.00%, 06/30/30	200	177,006
2.95%, 09/15/29	190	178,677
3.80%, 12/15/26	110	109,008
4.20%, 09/15/28	85	84,374
4.50%, 10/15/29	195	194,398
Salesforce Inc.
1.50%, 07/15/28	230	213,844
3.70%, 04/11/28	540	534,584
SS&C Technologies Inc., 5.50%, 09/30/27(b)	595	595,030
Synopsys Inc.
4.55%, 04/01/27	545	545,697
4.65%, 04/01/28	260	261,801
4.85%, 04/01/30	640	647,232
Take-Two Interactive Software Inc.
3.70%, 04/14/27	297	293,339
4.95%, 03/28/28	265	268,438
5.40%, 06/12/29	80	82,223
Twilio Inc., 3.63%, 03/15/29	150	141,974
VMware LLC
1.40%, 08/15/26	495	479,513
1.80%, 08/15/28	250	230,997
3.90%, 08/21/27	430	425,004
4.65%, 05/15/27	140	140,431
4.70%, 05/15/30	200	199,966
West Technology Group LLC, 8.50%, 04/10/27(b)(e)	149	41,657
Workday Inc.
3.50%, 04/01/27	350	344,465
3.70%, 04/01/29	225	219,267
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	200	188,015
		29,871,930
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/28(b)	365	292,655
5.75%, 08/15/29(b)	660	505,265
9.63%, 07/15/27(b)	110	100,979
Altice France SA
5.13%, 01/15/29(b)	145	127,008
5.13%, 07/15/29(b)	750	654,949
5.50%, 01/15/28(b)	325	289,000
5.50%, 10/15/29(b)	625	543,056
6.00%, 02/15/28(b)(j)(k)	320	117,666
8.13%, 02/01/27(b)	520	484,349
America Movil SAB de CV
2.88%, 05/07/30	200	183,940
3.63%, 04/22/29	320	308,819
AT&T Inc.
1.65%, 02/01/28	785	734,907
2.30%, 06/01/27	791	761,667
2.95%, 07/15/26	128	126,217
3.80%, 02/15/27	235	232,774
4.10%, 02/15/28	535	531,141
4.25%, 03/01/27	557	555,140
4.30%, 02/15/30	965	957,627
4.35%, 03/01/29	900	897,195
4.70%, 08/15/30	375	377,880

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
British Telecommunications PLC
3.25%, 11/08/29(b)	$155	$146,918
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	150	148,054
5.13%, 12/04/28	200	203,411
Ciena Corp., 4.00%, 01/31/30(b)	125	118,059
Cisco Systems Inc.
2.50%, 09/20/26	450	441,598
4.55%, 02/24/28	260	262,502
4.75%, 02/24/30	345	350,684
4.80%, 02/26/27	470	474,235
4.85%, 02/26/29	770	785,402
CommScope LLC
4.75%, 09/01/29(b)	273	265,195
7.13%, 07/01/28(b)(c)	207	204,943
8.25%, 03/01/27(b)(c)	295	295,158
CommScope Technologies LLC, 5.00%, 03/15/27(b)	215	210,446
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)(c)	585	590,719
Consolidated Communications Inc., 6.50%, 10/01/28(b)	250	253,900
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	210	207,136
4.38%, 06/21/28(b)	305	305,143
8.75%, 06/15/30	1,000	1,172,683
EchoStar Corp., 10.75%, 11/30/29	1,575	1,659,633
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(d)	200	199,836
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	575	574,704
5.88%, 10/15/27(b)	335	335,083
5.88%, 11/01/29	250	252,263
6.00%, 01/15/30(b)	100	101,179
6.75%, 05/01/29(b)	350	353,432
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	104,212
Frontier North Inc., Series G, 6.73%, 02/15/28	60	61,775
GCI LLC, 4.75%, 10/15/28(b)	180	173,687
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(d)(g)	200	197,259
GoTo Group Inc., 5.50%, 05/01/28(b)	249	143,180
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	190,128
Hughes Satellite Systems Corp.
5.25%, 08/01/26	200	184,887
6.63%, 08/01/26(c)	215	163,328
Iliad Holding SASU, 7.00%, 10/15/28(b)	275	279,116
Juniper Networks Inc., 3.75%, 08/15/29	130	125,802
KT Corp., 4.13%, 02/02/28(d)	200	197,886
Level 3 Financing Inc.
3.63%, 01/15/29(b)	100	85,069
3.75%, 07/15/29(b)(c)	145	121,530
4.25%, 07/01/28(b)	115	104,777
4.50%, 04/01/30(b)	200	179,958
4.88%, 06/15/29(b)	275	258,536
11.00%, 11/15/29(b)	402	457,118
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(d)	200	171,204
Lumen Technologies Inc.
4.13%, 04/15/29(b)	125	121,902
4.50%, 01/15/29(b)	125	113,502
5.38%, 06/15/29(b)	70	62,712
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	179,934
Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions Inc.
4.60%, 02/23/28	$245	$245,975
4.60%, 05/23/29	275	275,784
4.85%, 08/15/30	100	100,678
5.00%, 04/15/29	100	101,398
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	201,088
NBN Co. Ltd.
1.63%, 01/08/27(b)	140	134,527
4.00%, 10/01/27(b)	220	217,842
4.25%, 10/01/29(b)	200	198,095
5.75%, 10/06/28(b)	475	493,277
Nokia OYJ, 4.38%, 06/12/27	205	203,152
NTT Finance Corp.
1.59%, 04/03/28(b)	220	203,972
4.37%, 07/27/27(b)	210	209,454
4.57%, 07/16/27(b)	255	255,271
4.62%, 07/16/28(b)	200	200,447
4.88%, 07/16/30(b)	755	759,169
5.10%, 07/02/27(b)	200	202,126
5.11%, 07/02/29(b)	200	203,277
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	208,421
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(d)	200	193,402
Rogers Communications Inc.
2.90%, 11/15/26	125	122,175
3.20%, 03/15/27	515	504,349
5.00%, 02/15/29	370	374,618
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	260	256,917
7.00%, 04/15/55, (5-year CMT + 2.653%)(a)	100	102,372
Saudi Telecom Co., 3.89%, 05/13/29(d)	400	390,101
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(d)	200	179,152
2.38%, 08/28/29(d)	400	371,773
3.88%, 08/28/28(d)	200	197,485
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(d)	200	205,003
SoftBank Corp., 4.70%, 07/09/30(b)	200	199,286
Sprint Capital Corp., 6.88%, 11/15/28	680	726,962
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29(b)	286	286,876
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	150	148,902
Telefonica Emisiones SA, 4.10%, 03/08/27	442	438,596
Telesat Canada/Telesat LLC
4.88%, 06/01/27(b)(c)	80	49,675
5.63%, 12/06/26(b)	175	111,528
TELUS Corp.
2.80%, 02/16/27	145	141,305
3.70%, 09/15/27	89	87,468
T-Mobile USA Inc.
2.05%, 02/15/28	628	592,842
2.40%, 03/15/29	125	116,207
2.63%, 02/15/29	390	366,044
3.38%, 04/15/29	755	725,492
3.75%, 04/15/27	1,214	1,199,875
3.88%, 04/15/30	2,105	2,041,775
4.20%, 10/01/29	240	237,495
4.75%, 02/01/28	99	99,119
4.80%, 07/15/28	330	333,963
4.85%, 01/15/29	250	253,026
4.95%, 03/15/28	425	430,200
5.38%, 04/15/27	144	144,090

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Turk Telekomunikasyon AS, 7.38%, 05/20/29(d)	$200	$206,135
Turkcell Iletisim Hizmetleri AS, 7.45%, 01/24/30(d)	200	205,974
Verizon Communications Inc.
2.10%, 03/22/28	680	642,843
3.00%, 03/22/27	194	189,826
3.15%, 03/22/30	445	419,652
3.88%, 02/08/29	396	389,786
4.02%, 12/03/29	1,110	1,090,625
4.33%, 09/21/28	1,270	1,268,387
Viasat Inc.
5.63%, 04/15/27(b)	220	219,195
6.50%, 07/15/28(b)	120	113,351
Viavi Solutions Inc., 3.75%, 10/01/29(b)	130	120,451
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(a)	250	244,685
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(a)	630	659,464
7.88%, 02/15/30	150	170,238
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(d)	200	190,042
Zayo Group Holdings Inc.
4.00%, 03/01/27(b)	450	427,844
6.13%, 03/01/28(b)	330	297,996
Zegona Finance PLC, 8.63%, 07/15/29(b)	275	292,929
		45,563,501
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,577
3.55%, 11/19/26	190	187,419
3.90%, 11/19/29	285	274,705
Mattel Inc.
3.75%, 04/01/29(b)	200	191,709
5.88%, 12/15/27(b)	160	160,242
		833,652
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)(c)	120	120,660
Beacon Mobility Corp., 7.25%, 08/01/30(b)	100	101,884
Brightline East LLC, 11.00%, 01/31/30(b)	335	218,908
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	180	176,943
Canadian National Railway Co., 6.90%, 07/15/28	185	198,029
Canadian Pacific Railway Co.
1.75%, 12/02/26	356	343,655
2.05%, 03/05/30	150	134,641
2.88%, 11/15/29	55	51,452
4.00%, 06/01/28	205	203,017
4.80%, 03/30/30	175	177,204
CH Robinson Worldwide Inc., 4.20%, 04/15/28	240	238,899
CSX Corp.
2.40%, 02/15/30	100	92,051
2.60%, 11/01/26	185	181,114
3.25%, 06/01/27	315	309,020
3.80%, 03/01/28	320	316,241
4.25%, 03/15/29	225	224,186
Danaos Corp., 8.50%, 03/01/28(b)	75	76,222
FedEx Corp.
3.10%, 08/05/29	295	279,066
4.25%, 05/15/30(b)	200	195,534
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	150	141,578
Georgian Railway JSC, 4.00%, 06/17/28(d)	200	183,643
Security	Par (000)	Value
Transportation (continued)
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(d)	$200	$187,498
3.84%, 12/13/27(d)	200	196,169
JB Hunt Transport Services Inc., 4.90%, 03/15/30	245	248,182
Kirby Corp., 4.20%, 03/01/28	140	138,413
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	200	196,860
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	200	195,698
MTR Corp. Ltd., 4.38%, 04/01/30(d)	200	202,209
Norfolk Southern Corp.
3.15%, 06/01/27	155	151,617
3.80%, 08/01/28	249	245,414
7.80%, 05/15/27	85	89,960
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(d)	200	194,589
Rand Parent LLC, 8.50%, 02/15/30(b)	250	251,387
Rumo Luxembourg SARL, 5.25%, 01/10/28(d)	200	198,735
RXO Inc., 7.50%, 11/15/27(b)	115	117,372
Ryder System Inc.
1.75%, 09/01/26	110	106,719
2.85%, 03/01/27	140	136,368
2.90%, 12/01/26	135	131,917
4.30%, 06/15/27	110	109,682
4.85%, 06/15/30	125	125,733
4.90%, 12/01/29	55	55,629
4.95%, 09/01/29	80	81,043
5.00%, 03/15/30	115	116,467
5.25%, 06/01/28	200	204,375
5.30%, 03/15/27	90	91,008
5.38%, 03/15/29	155	159,002
5.50%, 06/01/29	60	61,967
5.65%, 03/01/28	205	211,104
6.30%, 12/01/28	160	168,998
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	200	202,702
Seaspan Corp., 5.50%, 08/01/29(b)	200	190,361
SF Holding Investment Ltd.
2.38%, 11/17/26(d)	200	194,648
2.88%, 02/20/30(d)	200	186,541
Star Leasing Co. LLC, 7.63%, 02/15/30(b)	170	167,774
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	416,371
Union Pacific Corp.
2.15%, 02/05/27	70	67,814
3.00%, 04/15/27	140	136,990
3.70%, 03/01/29	285	279,292
3.95%, 09/10/28	385	381,649
6.63%, 02/01/29	160	171,928
United Parcel Service Inc.
2.40%, 11/15/26	65	63,465
2.50%, 09/01/29	70	65,274
3.05%, 11/15/27	450	438,688
3.40%, 03/15/29	235	228,344
4.45%, 04/01/30	230	231,428
Walmart Inc.
1.05%, 09/17/26	515	497,786
1.50%, 09/22/28	685	633,163
3.95%, 09/09/27	245	244,467
XPO Inc., 6.25%, 06/01/28(b)	275	279,477
Zhengzhou Transportation Development Investment Group Co. Ltd., 4.75%, 10/31/27(d)	200	199,861
		13,616,085
Trucking & Leasing — 0.1%
DAE Funding LLC, 3.38%, 03/20/28(d)	200	192,078

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
FTAI Aviation Investors LLC, 5.50%, 05/01/28(b)	$300	$300,091
GATX Corp.
3.25%, 09/15/26	172	169,217
3.50%, 03/15/28	115	112,060
4.00%, 06/30/30	150	145,787
4.55%, 11/07/28	110	109,798
4.70%, 04/01/29	180	180,865
5.40%, 03/15/27	30	30,345
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	100	94,910
3.40%, 11/15/26(b)	165	162,301
4.20%, 04/01/27(b)	180	178,637
4.40%, 07/01/27(b)	271	269,944
5.25%, 07/01/29(b)	205	209,077
5.25%, 02/01/30(b)	240	244,867
5.35%, 01/12/27(b)	95	95,781
5.35%, 03/30/29(b)	150	153,363
5.55%, 05/01/28(b)	200	204,677
5.70%, 02/01/28(b)	260	266,402
5.88%, 11/15/27(b)	190	194,970
6.05%, 08/01/28(b)	275	285,675
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	260	251,335
2.30%, 06/15/28(b)	200	187,165
5.10%, 04/01/30(b)	190	192,145
5.30%, 04/03/29(b)	200	203,735
5.45%, 05/03/28(b)	200	203,572
		4,638,797
Venture Capital — 0.0%
Hercules Capital Inc.
3.38%, 01/20/27(c)	160	155,483
6.00%, 06/16/30	100	100,014
		255,497
Water — 0.0%
Aegea Finance SARL, 6.75%, 05/20/29(d)	200	200,810
American Water Capital Corp.
2.80%, 05/01/30	150	139,081
2.95%, 09/01/27	200	194,487
3.45%, 06/01/29	175	169,189
3.75%, 09/01/28	140	137,777
Essential Utilities Inc.
2.70%, 04/15/30	150	137,788
3.57%, 05/01/29	120	115,823
4.80%, 08/15/27	125	125,870
Manila Water Co. Inc., 4.38%, 07/30/30(d)	200	195,272
United Utilities PLC, 6.88%, 08/15/28	120	127,406
		1,543,503
Total Corporate Bonds & Notes — 34.5% (Cost: $1,514,335,584)		1,527,626,296
Floating Rate Loan Interests(a)
Media — 0.0%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%, 1.50% PIK), 9.47%, 09/25/29(a)(f)	288	249,189
Total Floating Rate Loan Interests — 0.0% (Cost: $253,178)		249,189
Security	Par (000)	Value
Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	$600	$559,776
8.25%, 05/09/28(d)	400	387,036
		946,812
Argentina — 0.2%
Argentina Republic Government International Bond
1.00%, 07/09/29	1,080	874,656
1.75%, 07/09/30(h)	6,560	5,051,200
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 10/31/28	200	159,472
5.00%, 10/31/27	1,400	1,344,171
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(d)	133	134,763
		7,564,262
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	400	397,413
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	200	211,746
Bahrain — 0.0%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	193,307
6.75%, 09/20/29(d)	400	410,109
7.00%, 10/12/28(d)	400	413,035
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)	200	188,593
3.95%, 09/16/27(d)	400	386,214
4.50%, 03/30/27(d)	200	196,599
		1,787,857
Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29(d)	205	206,194
Bolivia — 0.0%
Bolivia Government International Bond, 7.50%, 03/02/30(d)	200	151,921
Bolivian Government International Bond, 4.50%, 03/20/28(d)	400	303,919
		455,840
Brazil — 0.1%
Brazil Government International Bond, 10.13%, 05/15/27	200	219,206
Brazilian Government International Bond
3.88%, 06/12/30	1,000	942,525
4.50%, 05/30/29	600	587,318
4.63%, 01/13/28	1,000	995,977
		2,745,026
Canada — 0.6%
Canada Government International Bond
3.75%, 04/26/28	1,130	1,125,506
4.00%, 03/18/30	1,110	1,111,580
4.63%, 04/30/29	1,000	1,022,873
CDP Financial Inc.
4.25%, 07/25/28(b)	415	417,527
4.63%, 01/24/30(b)	500	509,599

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.88%, 06/05/29(b)	$570	$584,668
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	915	882,209
4.25%, 07/20/28(b)	2,035	2,049,620
Export Development Canada
3.00%, 05/25/27	50	49,066
3.75%, 09/07/27	5	4,976
3.88%, 02/14/28	2,310	2,306,188
4.00%, 06/20/30	365	365,024
4.13%, 02/13/29	945	950,073
Hydro-Quebec, Series HK, 9.38%, 04/15/30	100	121,272
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	845	813,513
4.25%, 04/25/28(b)	1,445	1,450,531
Province of Alberta Canada
3.30%, 03/15/28	330	323,743
4.50%, 06/26/29	495	502,014
Province of British Columbia Canada
4.70%, 01/24/28	1,050	1,066,161
4.80%, 11/15/28	615	628,820
4.90%, 04/24/29	845	868,009
Province of Manitoba Canada, 1.50%, 10/25/28(c)	360	332,200
Province of Ontario Canada
1.05%, 05/21/27	510	483,403
2.00%, 10/02/29	405	372,793
3.10%, 05/19/27	1,260	1,238,007
3.70%, 09/17/29	645	635,328
4.20%, 01/18/29	910	914,385
4.70%, 01/15/30	1,060	1,085,761
Province of Quebec Canada
1.35%, 05/28/30	455	400,169
2.75%, 04/12/27	320	312,641
3.63%, 04/13/28	1,265	1,252,029
4.50%, 04/03/29	950	963,814
Series PD, 7.50%, 09/15/29	570	641,627
Province of Saskatchewan Canada
3.25%, 06/08/27	65	63,963
4.65%, 01/28/30	280	286,122
PSP Capital Inc.
1.63%, 10/26/28(b)	35	32,449
3.75%, 10/02/29(b)	400	394,829
		26,562,492
Cayman Islands — 0.0%
KSA Sukuk Ltd.
5.25%, 06/04/27(d)	200	202,728
5.25%, 06/04/30(d)	400	412,265
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(d)	200	191,123
		806,116
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27	400	390,245
3.24%, 02/06/28	600	583,300
4.85%, 01/22/29	600	607,449
		1,580,994
China — 0.1%
China Development Bank/Hong Kong, 2.00%, 02/16/27(d)	200	193,500
China Government International Bond
1.25%, 10/26/26(d)	400	387,474
2.13%, 12/03/29(d)	600	565,995
Security	Par (000)	Value
China (continued)
2.63%, 11/02/27(d)	$400	$391,338
3.50%, 10/19/28(d)	400	398,282
4.13%, 11/20/27(d)	200	202,403
4.25%, 11/20/29(d)	200	205,461
Export-Import Bank of China (The)
3.25%, 11/28/27(d)	200	195,912
3.38%, 03/14/27(d)	400	394,714
4.72%, 11/05/27, (1-day SOFR Index + 0.380%)(a)(d)	200	200,253
		3,135,332
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30	600	526,981
3.88%, 04/25/27	600	588,292
4.50%, 03/15/29	400	382,966
7.38%, 04/25/30	600	628,617
		2,126,856
Denmark — 0.0%
Kommunekredit
3.75%, 05/24/28(d)	400	397,170
4.63%, 03/05/27(d)	200	201,391
		598,561
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	600	572,300
5.50%, 02/22/29(d)	500	499,382
5.95%, 01/25/27(d)	600	605,375
6.00%, 07/19/28(d)	450	458,178
		2,135,235
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	200	143,016
6.90%, 07/31/30(d)(h)	800	700,005
		843,021
Egypt — 0.1%
Egypt Government International Bond
5.80%, 09/30/27(d)	400	391,576
6.59%, 02/21/28(d)	400	398,666
7.50%, 01/31/27(d)	600	605,601
7.60%, 03/01/29(d)	600	605,076
8.63%, 02/04/30(d)	400	407,147
		2,408,066
El Salvador — 0.0%
El Salvador Government International Bond
8.63%, 02/28/29(d)	150	155,788
9.25%, 04/17/30(d)	200	211,873
		367,661
Finland — 0.1%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(c)	970	954,273
4.25%, 01/31/29(b)	500	503,270
4.25%, 04/01/30(b)	300	302,487
4.88%, 01/13/27(b)	500	504,819
		2,264,849
France — 0.3%
Agence Francaise de Developpement EPIC
4.00%, 06/15/27(d)	200	198,842
4.00%, 09/21/27(d)	600	596,600
4.50%, 03/05/29(d)	600	603,748

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.88%, 01/16/30(d)	$200	$204,905
Caisse d'Amortissement de la Dette Sociale
3.75%, 09/12/27(b)	900	893,693
3.75%, 05/24/28(b)	3,940	3,907,651
4.25%, 01/24/27(b)	1,000	1,000,427
4.50%, 05/22/29(b)	1,060	1,074,542
4.75%, 01/22/30(b)	425	435,678
4.88%, 09/19/26(b)	1,275	1,283,517
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	400	399,319
SFIL SA, 5.00%, 04/26/27(d)	400	403,596
		11,002,518
Gabon — 0.0%
Gabon Government International Bond, 9.50%, 02/18/29(d)	200	186,844
Germany — 0.0%
State of North Rhine-Westphalia Germany
4.38%, 02/16/27(d)	800	802,263
4.38%, 02/12/30(d)	400	404,364
		1,206,627
Ghana — 0.0%
Ghana Government International Bond
0.00%, 01/03/30(d)(i)	140	116,811
5.00%, 07/03/29(d)(h)	939	891,877
		1,008,688
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	196,828
4.90%, 06/01/30(d)	200	196,418
5.25%, 08/10/29(d)	200	198,926
		592,172
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	200	199,493
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	400	385,752
2.40% , (7-year CMT + 4.736%)(a)(d)(g)	200	189,114
4.75%, 01/12/28(b)	400	404,328
4.75%, 07/15/28(b)	400	405,795
4.88%, 01/12/30(b)	200	205,031
4.88%, 07/15/30	600	618,096
Hong Kong Government International Bond
4.13%, 06/10/30(b)	400	403,128
4.25%, 07/24/27(b)(c)	400	401,927
4.50%, 01/11/28(b)	600	606,362
Hong Kong Mortgage Corp. Ltd. (The)
4.13%, 10/18/27(d)	200	199,221
4.88%, 09/13/28(d)	200	203,050
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	197,529
		4,219,333
Hungary — 0.1%
Hungary Government International Bond
5.25%, 06/16/29(d)	400	403,945
6.13%, 05/22/28(d)	800	825,874
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	400	409,391
Security	Par (000)	Value
Hungary (continued)
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	$400	$414,239
		2,053,449
India — 0.0%
Export-Import Bank of India
3.25%, 01/15/30(d)	200	188,515
3.38%, 08/05/26(d)	400	394,713
3.88%, 02/01/28(d)	200	196,390
		779,618
Indonesia — 0.2%
Indonesia Government International Bond
2.85%, 02/14/30	200	187,235
3.40%, 09/18/29	200	193,327
3.50%, 01/11/28	600	590,413
3.85%, 07/18/27(d)	400	397,543
4.15%, 09/20/27	300	299,998
4.35%, 01/08/27(d)	400	400,864
4.40%, 03/10/29	200	200,803
4.55%, 01/11/28	400	402,598
4.75%, 02/11/29	200	203,138
5.25%, 01/15/30	200	207,009
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/30(d)	200	185,156
4.15%, 03/29/27(d)	800	800,031
4.40%, 06/06/27(d)	800	804,089
4.40%, 03/01/28(d)	400	402,119
4.45%, 02/20/29(d)	200	201,036
5.00%, 05/25/30	400	409,469
5.10%, 07/02/29(d)	200	204,525
5.40%, 11/15/28(d)	200	207,174
		6,296,527
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28(d)	313	310,192
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	600	543,885
3.25%, 01/17/28	600	579,164
5.38%, 03/12/29	600	610,331
5.38%, 02/19/30	800	816,650
State of Israel, 2.50%, 01/15/30	200	181,397
		2,731,427
Italy — 0.0%
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/29(b)	500	520,461
Republic of Italy Government International Bond, 2.88%, 10/17/29	5	4,696
		525,157
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	200	200,768
Jamaica — 0.0%
Jamaica Government International Bond, 6.75%, 04/28/28	400	414,500
Japan — 0.2%
Development Bank of Japan Inc.
3.25%, 04/28/27(b)	1,030	1,012,201
4.63%, 04/10/29(b)	300	304,326
5.13%, 09/01/26(b)	300	302,531

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Bank for International Cooperation
2.13%, 02/16/29	$425	$396,707
2.25%, 11/04/26	635	619,396
2.75%, 11/16/27	530	514,118
2.88%, 06/01/27	245	239,408
2.88%, 07/21/27	875	853,628
3.25%, 07/20/28	416	406,414
4.63%, 07/22/27	500	504,305
4.63%, 07/19/28	2,010	2,039,702
Japan International Cooperation Agency
2.75%, 04/27/27	500	486,973
3.25%, 05/25/27	690	677,219
4.00%, 05/23/28	650	647,187
4.25%, 05/22/30	300	300,627
		9,304,742
Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	200	199,403
5.85%, 07/07/30(d)	400	388,151
7.50%, 01/13/29(d)	400	412,895
7.75%, 01/15/28(d)	200	207,314
		1,207,763
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(d)	200	202,528
Kenya — 0.0%
Republic of Kenya Government International Bond, 7.25%, 02/28/28(d)	400	395,310
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	1,400	1,379,119
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(b)	200	200,655
Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(d)(j)(k)	620	114,713
6.65%, 11/03/28(d)(j)(k)	100	18,504
6.75%, 11/29/27(d)(j)(k)	470	86,999
6.85%, 03/23/27(d)(j)(k)	483	89,369
6.85%, 05/25/29(d)(j)(k)	100	18,484
		328,069
Luxembourg — 0.1%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30(b)	1,500	1,510,043
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(d)	600	612,680
		2,122,723
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26(d)	200	192,996
Mexico — 0.1%
Mexico Government International Bond
3.25%, 04/16/30	600	553,690
3.75%, 01/11/28	600	587,455
4.15%, 03/28/27	800	795,310
4.50%, 04/22/29	600	591,722
5.00%, 05/07/29	400	400,403
5.40%, 02/09/28	600	609,071
Security	Par (000)	Value
Mexico (continued)
6.00%, 05/13/30	$600	$620,208
		4,157,859
Mongolia — 0.0%
Mongolia Government International Bond
6.63%, 02/25/30(d)	200	199,443
8.65%, 01/19/28(d)	200	211,205
		410,648
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	189,176
5.95%, 03/08/28(d)	400	410,611
		599,787
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	985	971,945
3.63%, 10/01/26(b)	700	695,398
4.25%, 01/25/29(b)	740	744,862
4.38%, 02/11/28(b)	35	35,350
4.50%, 03/01/27(b)(c)	400	402,201
4.75%, 02/01/30(b)	750	771,041
5.25%, 10/26/26(b)	400	404,917
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.50%, 04/26/28(d)	200	202,219
4.50%, 06/12/29(d)	200	202,923
Nederlandse Waterschapsbank NV
4.00%, 06/01/28(b)	300	299,923
4.38%, 02/28/29(b)	500	504,964
4.50%, 01/16/30(b)	200	203,476
		5,439,219
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	400	388,457
6.50%, 11/28/27(d)	400	397,469
7.14%, 02/23/30(d)	400	388,702
8.38%, 03/24/29(d)	400	409,985
		1,584,613
Norway — 0.1%
Kommunalbanken AS
1.50%, 01/20/27(b)	910	875,541
4.00%, 01/19/28(b)	55	55,012
4.13%, 08/29/30(b)	252	252,869
4.25%, 01/24/29(b)	500	503,596
4.50%, 09/01/28(b)	2,040	2,069,113
		3,756,131
Oman — 0.1%
Oman Government International Bond
5.38%, 03/08/27(d)	550	555,522
5.63%, 01/17/28(d)	800	816,285
6.00%, 08/01/29(d)	600	629,755
6.75%, 10/28/27(d)	400	417,521
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(d)	400	406,825
		2,825,908
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	400	400,613
Pakistan Government International Bond, 6.88%, 12/05/27(d)	400	391,960
		792,573

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 0.0%
Panama Government International Bond
3.16%, 01/23/30	$400	$360,127
3.88%, 03/17/28	400	387,144
8.88%, 09/30/27	350	378,303
9.38%, 04/01/29	200	224,437
		1,350,011
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(d)	200	189,739
5.95%, 04/30/29(d)	200	206,061
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	149,849
Peru Government International Bond
2.84%, 06/20/30	200	183,906
4.13%, 08/25/27(c)	100	99,997
		829,552
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28	800	773,708
3.23%, 03/29/27	200	196,189
3.75%, 01/14/29	400	391,619
4.63%, 07/17/28	200	201,261
5.17%, 10/13/27	200	203,053
9.50%, 02/02/30	600	723,038
ROP Sukuk Trust, 5.05%, 06/06/29(d)	400	407,937
		2,896,805
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	210,740
Republic of Poland Government International Bond
4.63%, 03/18/29	400	403,976
4.88%, 02/12/30	800	816,501
5.50%, 11/16/27	600	618,125
		2,049,342
Qatar — 0.1%
Qatar Government International Bond
3.75%, 04/16/30(d)	1,000	980,217
4.00%, 03/14/29(d)	1,200	1,191,342
4.50%, 02/27/28(d)	200	201,880
4.50%, 04/23/28(d)	1,000	1,010,160
4.63%, 05/29/29(d)	200	203,082
Qatar Government International Bonds, 9.75%, 06/15/30(b)	400	496,537
		4,083,218
Romania — 0.0%
Romania Government International Bond
3.00%, 02/27/27(d)	400	387,270
5.25%, 11/25/27(d)	400	401,490
6.63%, 02/17/28(d)	500	517,795
Romanian Government International Bond, 5.88%, 01/30/29(d)	550	558,380
		1,864,935
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(d)	800	753,923
3.63%, 04/20/27(d)	1,600	1,575,408
4.27%, 05/22/29(d)	1,000	992,949
4.30%, 01/19/29(d)	400	398,059
5.27%, 10/25/28(d)	800	819,670
Saudi Government International Bond
2.50%, 02/03/27(d)	600	581,913
Security	Par (000)	Value
Saudi Arabia (continued)
3.25%, 10/26/26(d)	$1,400	$1,377,779
3.63%, 03/04/28(d)	1,600	1,570,021
4.38%, 04/16/29(d)	1,200	1,195,808
4.50%, 04/17/30(d)	800	800,299
4.75%, 01/18/28(d)	800	805,111
4.75%, 01/16/30(d)	1,000	1,009,980
5.13%, 01/13/28(d)	1,600	1,625,825
		13,506,745
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	206,434
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	600	579,801
4.85%, 09/27/27	200	199,273
4.85%, 09/30/29	600	577,852
5.88%, 06/22/30	400	397,702
		1,754,628
South Korea — 0.3%
Export-Import Bank of Korea
1.13%, 12/29/26	400	382,505
1.63%, 01/18/27	400	384,847
1.75%, 10/19/28(d)	200	184,972
2.38%, 04/21/27	200	193,684
4.00%, 09/11/27	200	198,646
4.00%, 09/11/29	200	197,846
4.25%, 09/15/27	400	399,396
4.50%, 01/11/29	200	201,317
4.63%, 01/11/27	200	200,842
4.63%, 01/14/28	200	201,589
4.88%, 01/14/30	400	409,495
5.00%, 01/11/28	400	406,361
5.13%, 09/18/28	600	614,541
5.18%, 09/11/29, (1-day SOFR + 0.820%)(a)	200	202,055
5.23%, 11/21/28, (1-day SOFR + 0.880%)(a)(d)	200	202,299
Industrial Bank of Korea
4.00%, 09/30/29(d)	200	197,654
5.38%, 10/04/28(d)	200	206,126
Korea Development Bank (The)
1.38%, 04/25/27	200	190,217
4.13%, 10/16/27	200	199,191
4.38%, 02/15/28	400	400,864
4.50%, 02/15/29(c)	600	604,667
4.63%, 02/15/27	600	602,603
4.63%, 02/03/28	200	201,564
4.75%, 06/26/27(d)	200	201,533
4.88%, 02/03/30	400	409,387
5.10%, 02/03/30, (1-day SOFR + 0.760%)(a)	200	201,467
5.38%, 10/23/28	200	206,566
Korea Electric Power Corp.
4.00%, 06/14/27(d)	200	198,284
4.75%, 02/13/28(d)	200	201,305
4.88%, 01/31/27(d)	200	201,106
Korea Gas Corp.
4.88%, 07/05/28(d)	200	202,450
5.00%, 07/08/29(d)	200	204,230
Korea Housing Finance Corp.
4.13%, 03/12/28(d)	200	198,727
4.63%, 02/24/28(d)	400	402,231
4.88%, 08/27/27(d)	200	201,842

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
5.13%, 01/21/30(d)	$200	$206,198
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(d)	200	199,245
4.63%, 07/29/29(d)	200	200,690
5.00%, 07/18/28(d)	200	202,850
Korea International Bond
2.50%, 06/19/29	200	188,317
2.75%, 01/19/27	200	195,857
3.50%, 09/20/28	400	391,524
4.50%, 07/03/29	400	404,666
Korea Land & Housing Corp., 4.25%, 10/22/27(d)	200	199,252
Korea Mine Rehabilitation & Mineral Resources Corp.
5.13%, 05/08/29(d)	200	203,619
5.38%, 05/11/28(d)	200	204,027
Korea National Oil Corp.
2.13%, 04/18/27(d)	200	192,224
3.38%, 03/27/27(d)	200	196,475
4.13%, 09/30/27(d)	200	198,439
4.25%, 09/30/29(d)	200	198,170
4.63%, 03/31/28	200	200,551
4.75%, 03/31/30	200	202,285
4.88%, 04/03/27(d)	200	201,212
4.88%, 04/03/28(d)	200	201,879
4.88%, 04/03/29(d)	200	202,677
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	194,923
		14,397,489
Sri Lanka — 0.0%
Sri Lanka Government International Bond
3.10%, 01/15/30(d)(h)	304	274,035
4.00%, 04/15/28(d)	317	301,007
		575,042
Supranational — 2.1%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	187,214
3.75%, 10/30/29(d)	200	187,540
African Development Bank
3.50%, 09/18/29	590	578,926
3.88%, 06/12/28	5	4,994
4.00%, 03/18/30	675	675,372
4.13%, 02/25/27	685	685,412
4.38%, 11/03/27	465	468,886
4.38%, 03/14/28	1,245	1,258,895
4.63%, 01/04/27	745	750,335
Arab Energy Fund (The), 4.90%, 02/26/30(d)	200	204,022
Arab Petroleum Investments Corp., 5.43%, 05/02/29(b)	400	412,104
Asian Development Bank
1.25%, 06/09/28	175	162,468
1.50%, 01/20/27	2,090	2,013,613
1.75%, 08/14/26	85	82,920
1.75%, 09/19/29	605	554,074
1.88%, 03/15/29	505	469,777
1.88%, 01/24/30	605	553,319
2.38%, 08/10/27	90	87,210
2.50%, 11/02/27	100	96,849
2.63%, 01/12/27	150	146,946
2.75%, 01/19/28	1,035	1,006,809
3.13%, 08/20/27(c)	825	811,275
Security	Par (000)	Value
Supranational (continued)
3.13%, 09/26/28	$225	$219,660
3.63%, 08/28/29	1,103	1,089,305
3.75%, 04/25/28	2,781	2,768,746
4.13%, 01/12/27	1,190	1,190,643
4.13%, 05/30/30	485	488,057
4.38%, 01/14/28	1,540	1,556,510
4.38%, 03/06/29	1,294	1,312,204
4.50%, 08/25/28	1,270	1,290,811
5.82%, 06/16/28	110	115,402
6.22%, 08/15/27	340	352,366
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	205	204,074
4.00%, 01/15/27(d)	120	119,831
4.00%, 01/18/28	1,155	1,157,042
4.13%, 01/18/29	1,305	1,311,727
4.50%, 01/16/30	575	587,257
4.88%, 09/14/26	200	201,559
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	280	275,969
Corp. Andina de Fomento
2.25%, 02/08/27	235	227,765
4.13%, 01/07/28	560	558,384
5.00%, 01/24/29	755	771,958
5.00%, 01/22/30	655	672,253
6.00%, 04/26/27	985	1,011,741
Council of Europe Development Bank
0.88%, 09/22/26	351	338,427
3.63%, 01/26/28	5	4,963
4.13%, 01/24/29	920	924,179
4.50%, 01/15/30	205	209,201
4.63%, 06/11/27	385	388,865
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,065	1,071,286
4.38%, 03/09/28	850	859,128
European Investment Bank
0.63%, 10/21/27	200	185,974
0.75%, 10/26/26	1,635	1,569,054
1.38%, 03/15/27	365	349,987
1.63%, 10/09/29	220	200,417
1.75%, 03/15/29	250	231,623
2.38%, 05/24/27	210	204,008
3.25%, 11/15/27	1,385	1,363,897
3.75%, 11/15/29	1,300	1,289,674
3.88%, 03/15/28	3,710	3,706,808
3.88%, 06/15/28	1,100	1,099,271
4.00%, 02/15/29	2,880	2,886,648
4.38%, 03/19/27	1,010	1,015,585
4.50%, 10/16/28	1,050	1,068,168
4.50%, 03/14/30	1,865	1,907,101
4.75%, 06/15/29	1,555	1,599,714
European Stability Mechanism, 4.75%, 09/14/26(b)	1,000	1,006,451
Inter-American Development Bank
0.63%, 09/16/27	150	139,839
1.13%, 07/20/28	265	244,320
1.50%, 01/13/27	140	134,957
2.25%, 06/18/29	1,150	1,079,338
2.38%, 07/07/27	455	441,382
3.13%, 09/18/28	630	614,864
3.50%, 09/14/29	250	245,447
3.75%, 06/14/30(c)	150	148,454
4.00%, 01/12/28(c)	3,460	3,465,528

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.13%, 02/15/29	$1,600	$1,608,915
4.38%, 02/01/27	370	371,582
4.50%, 02/15/30	1,275	1,302,590
4.80%, 01/22/30	5	5,016
Inter-American Investment Corp.
3.63%, 02/17/27	395	391,769
4.13%, 02/15/28	70	70,162
4.25%, 02/14/29	365	367,134
4.25%, 04/01/30	250	251,573
4.75%, 09/19/28	745	760,487
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,435	1,333,695
0.88%, 05/14/30	1,005	870,040
1.13%, 09/13/28	1,390	1,276,341
1.38%, 04/20/28	2,094	1,957,146
1.75%, 10/23/29	780	712,833
1.88%, 10/27/26	423	411,537
2.50%, 11/22/27	315	304,885
3.13%, 06/15/27	3,480	3,426,112
3.50%, 07/12/28	2,295	2,267,825
3.63%, 05/05/28	5	4,964
3.63%, 09/21/29(c)	225	221,959
3.88%, 10/16/29	1,535	1,528,683
3.88%, 02/14/30	1,505	1,499,295
4.00%, 08/27/26	950	948,267
4.00%, 07/25/30	1,250	1,250,434
4.13%, 03/20/30	1,895	1,907,542
4.63%, 08/01/28	1,615	1,646,200
International Development Association
4.00%, 06/11/30(b)	600	599,346
4.38%, 06/11/29(b)	1,290	1,306,533
4.38%, 11/27/29(b)	1,075	1,089,702
Series GDIF, 0.75%, 06/10/27(d)	350	329,551
International Finance Corp.
0.75%, 10/08/26	410	394,100
4.25%, 07/02/29	685	691,862
4.38%, 01/15/27	235	235,951
4.50%, 01/21/28	105	106,433
4.50%, 07/13/28	845	858,330
Nordic Investment Bank
3.38%, 09/08/27	200	197,661
3.75%, 05/09/30	200	198,017
4.38%, 03/14/28	1,040	1,051,545
		92,632,799
Sweden — 0.1%
Kommuninvest I Sverige AB
4.13%, 04/21/27(b)	50	50,012
4.50%, 09/30/26(b)	400	401,430
Svensk Exportkredit AB
2.25%, 03/22/27	75	72,726
3.75%, 09/13/27	465	462,124
4.13%, 06/14/28	485	486,391
4.25%, 02/01/29	400	402,488
4.88%, 09/14/26	400	402,846
		2,278,017
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(d)	200	205,592
Security	Par (000)	Value
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	$400	$393,999
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/30(d)	600	601,597
7.25%, 02/24/27(d)	1,000	1,022,626
8.51%, 01/14/29(d)	800	854,052
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(d)	200	216,892
Turkey Government International Bond
4.88%, 10/09/26	800	796,632
5.13%, 02/17/28	400	393,718
5.25%, 03/13/30	600	573,563
6.00%, 03/25/27	1,000	1,007,498
6.13%, 10/24/28	800	805,145
7.63%, 04/26/29	1,000	1,048,778
8.60%, 09/24/27	600	635,267
9.13%, 07/13/30	800	890,142
9.38%, 03/14/29	600	661,819
9.88%, 01/15/28	1,200	1,311,058
Turkiye Government International Bond, 11.88%, 01/15/30	400	493,302
Turkiye Ihracat Kredi Bankasi AS
7.50%, 02/06/28(d)	200	205,455
9.00%, 01/28/27(d)	200	209,529
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	199,864
		11,926,937
Ukraine — 0.0%
Ukraine Government International Bond, 6.00%, 02/01/29(d)(h)(k)	463	282,941
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	400	373,655
2.50%, 09/30/29(d)	800	750,123
3.13%, 10/11/27(d)	1,400	1,370,205
3.13%, 04/16/30(d)	800	766,905
4.88%, 04/30/29(d)	600	615,000
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(d)	400	410,071
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	385,998
3.23%, 10/23/29(d)	200	187,438
4.23%, 03/14/28(d)	400	393,270
		5,252,665
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	575	578,639
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(d)	95	95,085
		673,724
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	400	400,816

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 02/20/29(d)	$200	$197,095
7.85%, 10/12/28(d)	200	212,925
		410,020
Total Foreign Government Obligations — 6.4% (Cost: $278,656,965)		281,744,000
Municipal Debt Obligations
California — 0.0%
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	250	252,374
State of California GO
4.50%, 08/01/29	500	506,369
5.13%, 09/01/29	200	207,169
University of California RB, Series BG, 1.32%, 05/15/27	600	570,251
		1,536,163
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27(c)	250	237,472
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	276	280,699
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	211,527
Total Municipal Debt Obligations — 0.0% (Cost: $2,251,183)		2,265,861
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 3.8%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	150	145,666
2.50%, 08/01/31	138	132,386
2.50%, 10/01/31	362	346,776
2.50%, 12/01/31	207	197,527
2.50%, 02/01/32	242	231,113
2.50%, 01/01/33	638	607,497
3.00%, 05/01/29	3,942	3,876,396
3.00%, 05/01/30	141	137,884
3.00%, 06/01/30	10	9,872
3.00%, 07/01/30	111	108,994
3.00%, 12/01/30	162	156,763
3.00%, 05/01/31	61	59,616
3.00%, 06/01/31	43	41,676
3.50%, 05/01/32	35	34,490
3.50%, 09/01/32	26	25,726
3.50%, 07/01/33	69	67,444
3.50%, 06/01/34	329	319,655
4.00%, 05/01/33	60	59,743
6.62%, 02/01/45(a)	5	4,845
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K077, Class A2, 3.85%, 05/25/28(a)	804	795,248
Series K098, Class A2, 2.43%, 08/25/29	5,000	4,667,223
Series K-1512, Class A2, 2.99%, 05/25/31	460	427,995
Series K-1512, Class A3, 3.06%, 04/25/34	450	397,234
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K154, Class A2, 3.42%, 04/25/32	$1,300	$1,259,118
Series K739, Class A2, 1.34%, 09/25/27	1,971	1,866,131
Federal National Mortgage Association
6.59%, 04/01/44(a)	18	18,243
6.99%, 12/01/44(a)	6	6,101
Federal National Mortgage Association-ACES
Series 2016-M3, Class A2, 2.70%, 02/25/26	3,086	3,052,312
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	770	753,973
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,685	1,500,719
1.50%, 03/01/36	1,838	1,631,364
1.50%, 10/01/36	1,831	1,623,648
1.50%, 11/01/36	1,510	1,338,364
1.50%, 02/01/37	10,398	9,203,639
1.50%, 03/01/37	7,447	6,574,652
1.50%, 08/01/37	1,303	1,153,691
2.00%, 10/01/35	7,223	6,624,889
2.00%, 11/01/35	2,326	2,139,979
2.00%, 12/01/35	4,844	4,429,847
2.00%, 02/01/36	14,919	13,665,364
2.00%, 03/01/36	5,420	4,947,066
2.00%, 04/01/36	2,034	1,851,274
2.00%, 05/01/36	9,371	8,570,535
2.00%, 06/01/36	771	701,572
2.00%, 07/01/36	5,498	4,995,802
2.00%, 08/01/36	589	536,268
2.00%, 10/01/36	1,260	1,147,417
2.00%, 11/01/36	5,969	5,433,307
2.00%, 12/01/36	8,151	7,417,824
2.00%, 01/01/37	5,868	5,342,966
2.00%, 02/01/37	3,656	3,324,095
2.00%, 08/15/39(m)	2,000	1,815,428
2.50%, 07/01/28	150	146,694
2.50%, 12/01/29	31	30,466
2.50%, 03/01/30	28	26,765
2.50%, 07/01/30	31	29,245
2.50%, 08/01/30	102	98,665
2.50%, 12/01/30	17	15,966
2.50%, 01/01/31	15	14,265
2.50%, 05/01/31	309	296,220
2.50%, 08/01/31	410	393,449
2.50%, 09/01/31	325	310,363
2.50%, 10/01/31	1,388	1,334,651
2.50%, 12/01/31	497	474,989
2.50%, 01/01/32	1,038	992,173
2.50%, 02/01/32	401	383,949
2.50%, 03/01/32	402	383,689
2.50%, 04/01/32	2,685	2,571,261
2.50%, 07/01/32	2,831	2,714,084
2.50%, 10/01/32	56	53,044
2.50%, 01/01/33	470	449,828
2.50%, 07/01/35	4,666	4,372,296
2.50%, 10/01/35	501	468,371
2.50%, 03/01/36	1,106	1,032,854
2.50%, 05/01/36	7,233	6,742,879
2.50%, 06/01/36	181	168,629
2.50%, 07/01/36	443	413,317
2.50%, 08/01/36	2,251	2,096,978
2.50%, 04/01/37	1,393	1,293,517
2.50%, 05/01/37	403	374,373
2.50%, 08/15/39(m)	1,175	1,090,770

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/27	$11	$11,020
3.00%, 10/01/28	53	51,532
3.00%, 11/01/28	57	56,146
3.00%, 03/01/30	1,464	1,435,965
3.00%, 04/01/30	36	35,196
3.00%, 07/01/30	24	23,396
3.00%, 08/01/30	86	83,902
3.00%, 09/01/30	126	122,261
3.00%, 10/01/30	68	65,707
3.00%, 11/01/30	16	15,282
3.00%, 12/01/30	62	60,099
3.00%, 01/01/31	766	746,796
3.00%, 02/01/31	389	379,664
3.00%, 03/01/31	87	84,197
3.00%, 04/01/31	47	45,392
3.00%, 06/01/31	261	252,436
3.00%, 09/01/31	84	81,504
3.00%, 10/01/31	13	12,645
3.00%, 01/01/32	262	254,734
3.00%, 02/01/32	565	547,634
3.00%, 03/01/32	85	82,554
3.00%, 06/01/32	277	268,431
3.00%, 11/01/32	290	280,296
3.00%, 12/01/32	482	465,488
3.00%, 10/01/33	359	345,269
3.00%, 07/01/34	143	136,372
3.00%, 09/01/34	1,777	1,701,063
3.00%, 11/01/34	278	265,336
3.00%, 07/01/37	646	615,377
3.50%, 01/01/27	1	1,268
3.50%, 12/01/29	5	5,412
3.50%, 07/01/30	54	52,990
3.50%, 10/01/30	24	23,883
3.50%, 11/01/30	4	3,542
3.50%, 03/01/31	45	44,693
3.50%, 06/01/31	64	62,929
3.50%, 01/01/32	41	40,501
3.50%, 05/01/32	66	64,053
3.50%, 06/01/32	87	84,792
3.50%, 07/01/32	24	22,937
3.50%, 08/01/32	20	20,002
3.50%, 09/01/32	117	114,920
3.50%, 10/01/32	20	19,992
3.50%, 11/01/32	14	13,966
3.50%, 03/01/33	231	225,689
3.50%, 04/01/33	277	270,715
3.50%, 05/01/33	179	174,494
3.50%, 06/01/33	328	319,070
3.50%, 02/01/34	2,432	2,369,951
3.50%, 07/01/34	155	152,962
3.50%, 08/01/34	338	327,844
3.50%, 01/01/35	267	258,385
4.00%, 07/01/29	3	3,286
4.00%, 07/01/32	20	19,656
4.00%, 05/01/33	132	130,601
4.00%, 06/01/33	65	64,091
4.00%, 07/01/33	41	40,159
4.00%, 12/01/33	21	20,883
4.00%, 08/01/37	159	154,966
4.00%, 09/01/37	212	206,590
4.00%, 11/01/37	310	302,050
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/38	$1,026	$1,000,052
4.00%, 05/01/38	141	137,018
4.00%, 11/01/38	86	84,143
4.00%, 08/15/39(m)	2,304	2,236,200
4.00%, 11/01/39	595	578,013
4.00%, 12/01/39	3,713	3,604,967
4.50%, 08/15/39(m)	112	110,642
5.00%, 08/15/39(m)	178	178,479
		166,623,587
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	982,554
U.S. Government Obligations — 51.1%
U.S. Treasury Note/Bond
0.38%, 09/30/27	17,100	15,854,906
0.50%, 04/30/27	18,000	16,953,047
0.50%, 05/31/27	14,000	13,151,797
0.50%, 06/30/27	9,570	8,967,015
0.50%, 08/31/27	10,600	9,879,531
0.50%, 10/31/27	23,100	21,416,227
0.63%, 11/30/27	23,800	22,074,500
0.75%, 08/31/26	19,500	18,800,742
0.88%, 09/30/26	17,670	17,020,490
1.00%, 07/31/28	15,000	13,787,109
1.13%, 10/31/26	18,800	18,120,703
1.13%, 02/28/27	6,400	6,120,000
1.13%, 02/29/28	20,000	18,648,438
1.13%, 08/31/28	19,000	17,487,422
1.25%, 11/30/26	19,180	18,483,976
1.25%, 12/31/26	16,750	16,106,826
1.25%, 03/31/28	20,000	18,671,875
1.25%, 04/30/28	6,684	6,228,130
1.25%, 05/31/28	7,129	6,629,413
1.25%, 06/30/28	4,500	4,176,211
1.25%, 09/30/28	10,000	9,219,531
1.38%, 08/31/26	8,860	8,600,430
1.38%, 10/31/28	10,000	9,239,063
1.38%, 12/31/28	24,000	22,087,500
1.50%, 08/15/26	14,000	13,622,656
1.50%, 01/31/27	30,700	29,571,535
1.50%, 11/30/28	12,000	11,109,375
1.63%, 10/31/26	12,500	12,124,024
1.75%, 12/31/26	10,000	9,684,375
1.75%, 01/31/29	30,000	27,911,719
1.88%, 02/28/27	20,000	19,349,219
1.88%, 02/28/29	5,000	4,664,453
2.00%, 11/15/26	17,600	17,138,000
2.25%, 02/15/27	22,300	21,710,270
2.25%, 08/15/27	20,350	19,679,086
2.25%, 11/15/27	20,900	20,142,375
2.38%, 05/15/27	21,450	20,858,449
2.38%, 03/31/29	20,000	18,959,375
2.50%, 03/31/27	24,048	23,471,224
2.63%, 05/31/27	2,000	1,952,656
2.63%, 07/31/29	29,479	28,087,960
2.75%, 04/30/27	21,800	21,349,523
2.75%, 07/31/27	21,440	20,950,063
2.75%, 02/15/28	20,000	19,445,313
2.75%, 05/31/29	25,000	23,974,609
2.88%, 05/15/28	25,000	24,335,937
2.88%, 08/15/28	22,000	21,360,625

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 04/30/29	$25,000	$24,105,469
3.13%, 08/31/27	18,447	18,151,560
3.13%, 11/15/28	22,000	21,479,219
3.13%, 08/31/29	31,950	30,996,492
3.25%, 06/30/27	20,000	19,743,750
3.25%, 06/30/29	20,000	19,517,188
3.38%, 09/15/27	5,862	5,797,426
3.50%, 09/30/26	19,162	19,023,525
3.50%, 01/31/28	14,701	14,563,178
3.50%, 04/30/28	18,422	18,233,462
3.50%, 09/30/29	25,905	25,482,020
3.63%, 03/31/28	4,043	4,016,468
3.63%, 05/31/28	4,159	4,129,432
3.63%, 08/31/29	8,804	8,705,643
3.75%, 08/31/26	10,235	10,189,822
3.75%, 04/30/27	3,646	3,631,758
3.75%, 06/30/27	10,997	10,956,191
3.75%, 08/15/27	23,574	23,487,439
3.75%, 12/31/28	28,284	28,146,999
3.88%, 03/31/27	25,660	25,608,880
3.88%, 05/31/27	28,683	28,633,701
3.88%, 10/15/27	6,732	6,725,163
3.88%, 11/30/27	19,180	19,163,517
3.88%, 12/31/27	19,760	19,747,650
3.88%, 03/15/28	15,320	15,317,606
3.88%, 07/15/28	1,098	1,097,743
3.88%, 09/30/29	29,108	29,051,149
3.88%, 11/30/29	18,700	18,656,172
3.88%, 12/31/29	20,000	19,951,563
3.88%, 04/30/30	25,129	25,054,398
3.88%, 06/30/30	39,171	39,033,290
4.00%, 01/15/27	27,978	27,956,142
4.00%, 12/15/27	5,534	5,546,106
4.00%, 02/29/28	11,066	11,093,665
4.00%, 06/30/28	16,000	16,051,250
4.00%, 01/31/29	23,882	23,954,766
4.00%, 07/31/29	41,143	41,261,929
4.00%, 10/31/29	20,000	20,053,125
4.00%, 02/28/30	46,928	47,059,995
4.00%, 03/31/30	30,177	30,247,727
4.00%, 05/31/30	39,213	39,307,969
4.00%, 07/31/30	18,600	18,626,156
4.13%, 10/31/26	12,876	12,874,491
4.13%, 01/31/27	20,365	20,384,888
4.13%, 02/15/27	14,809	14,829,247
4.13%, 02/28/27	8,844	8,857,819
4.13%, 09/30/27	9,000	9,037,266
4.13%, 10/31/27	11,000	11,047,266
4.13%, 11/15/27	10,912	10,959,740
4.13%, 07/31/28	19,518	19,650,661
4.13%, 03/31/29	30,000	30,217,969
4.13%, 10/31/29	38,238	38,524,785
4.13%, 11/30/29	9,270	9,340,249
4.25%, 11/30/26	13,634	13,659,564
4.25%, 12/31/26	33,068	33,145,503
4.25%, 03/15/27	23,921	24,009,769
4.25%, 01/15/28	25,006	25,201,359
4.25%, 02/15/28	14,839	14,961,885
4.25%, 02/28/29	27,780	28,099,036
4.25%, 06/30/29	33,148	33,541,632
4.25%, 01/31/30	32,072	32,475,406
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.38%, 08/15/26	$26,787	$26,842,457
4.38%, 12/15/26	21,037	21,122,463
4.38%, 07/15/27	3,474	3,501,276
4.38%, 08/31/28	14,382	14,582,000
4.38%, 11/30/28	1,776	1,801,946
4.38%, 12/31/29	20,622	20,984,496
4.50%, 04/15/27	7,569	7,631,681
4.50%, 05/15/27	25,511	25,733,225
4.50%, 05/31/29	33,094	33,771,393
4.63%, 09/15/26	12,804	12,870,521
4.63%, 10/15/26	21,715	21,840,540
4.63%, 11/15/26	7,007	7,052,162
4.63%, 06/15/27	12,201	12,344,457
4.63%, 09/30/28	19,392	19,810,140
4.63%, 04/30/29	15,000	15,367,969
4.88%, 10/31/28	17,732	18,257,034
		2,263,066,701
Total U.S. Government & Agency Obligations — 54.9% (Cost: $2,445,879,466)		2,430,672,842
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(e)	6,956	167,848
Commercial Services & Supplies — 0.0%
MYT Holding LLC, NVS(k)	1	—
Financial Services — 0.0%
HoldCo.(e)(k)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(e)(k)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(e)	112	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	690	166
Total Common Stocks — 0.0% (Cost $903,548)		168,014
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(e)	104	—
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS(e)	608	13,680
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS(e)	882	19,845
		33,525
Total Preferred Stocks — 0.0% (Cost $29,798)		33,525
Total Long-Term Investments — 98.5% (Cost: $4,364,789,642)		4,364,477,254

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(n)(o)	35,019,780	$35,033,788
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(n)(o)(p)	21,891,560	21,891,560
Total Short-Term Securities — 1.3% (Cost: $56,924,813)		56,925,348
Total Investments — 99.8% (Cost: $4,421,714,455)		4,421,402,602
Other Assets Less Liabilities — 0.2%		9,294,442
Net Assets — 100.0%		$4,430,697,044

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,480,525	$2,558,120 (a)	$—	$(2,853)	$(2,004)	$35,033,788	35,019,780	$877,422	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,771,847	—	(27,880,287)(a)	—	—	21,891,560	21,891,560	228,699 (b)	—
				$(2,853)	$(2,004)	$56,925,348		$1,106,121	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Core 1-5 Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,580,127	$—	$35,580,127
Collateralized Mortgage Obligations	—	86,137,400	—	86,137,400
Corporate Bonds & Notes	—	1,527,450,879	175,417	1,527,626,296
Floating Rate Loan Interests	—	249,189	—	249,189
Foreign Government Obligations	—	281,744,000	—	281,744,000
Municipal Debt Obligations	—	2,265,861	—	2,265,861
U.S. Government & Agency Obligations	—	2,430,672,842	—	2,430,672,842
Common Stocks	—	166	167,848	168,014
Preferred Stocks	—	—	33,525	33,525
Short-Term Securities
Money Market Funds	56,925,348	—	—	56,925,348
	$56,925,348	$4,364,100,464	$376,790	$4,421,402,602

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
NVS	Non-Voting Shares

PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate